As Filed With The Securities And Exchange Commission On April 27, 2005

Registration No. 33-80958

811-06564

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 24

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 35

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

(Exact Name of Registrant)

PEOPLES BENEFIT LIFE

INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Office)

Depositor’s Telephone Number (319) 297-8330

Darin D. Smith, Esquire

PEOPLES BENEFIT LIFE INSURANCE COMPANY

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copies to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1800 M Street, N.W.

Washington, DC 20036-5869

Approximate Date of Proposed Offering:    As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2005, pursuant to paragraph (b) of Rule 485.
☐	60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by Peoples Benefit Life Insurance Company

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

We will not accept any premium payment that is allocated to a guaranteed period option of 5 years or less in excess of $25,000, except the dollar cost averaging fixed account option. We will not accept any premium payment that is allocated to a guaranteed period option greater than 5 years in excess of $10,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding the above limits, except the dollar cost averaging fixed account option.

The above limitations do not apply to Policies issued with policy NA103A and AV515 101 130 600. Owners of policy NA103A should refer to Appendix B and owners of policy AV515 101 130 600 should refer to Appendix C of the prospectus for the applicable limitations.

This Prospectus Supplement must be accompanied by the

Prospectus for the Advisor’s Edge® Variable Annuity

dated May 1, 2005

AE Fixed Limt 05

THE ADVISOR’S EDGE®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2005

The Advisor’s Edge® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Trust — Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—America SM

Great Companies—Technology SM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AllianceBernstein Variable Products Series Fund, Inc. - Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Global Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Dreyfus Investment Portfolios - Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund - Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF - Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc. - Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Variable Trust

Managed by Wells Fargo Funds Management, LLC

WFVT Multi Cap Value Fund

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CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase	12
Adjusted Policy Value	34
Annuity Commencement Date	13
Annuity Payment Options	13
Business Day	17
Cash Value	34
Excess Interest Adjustment	34
Guaranteed Period Options	12
Income Phase	13
Initial Premium Payment	17
Net Premium Payment	18
Policy	12
Policy Anniversary	18
Policy Date	18
Policy Owner	43
Policy Value	20
Policy Year	18
Portfolios	20
Premium Payment	18
Qualified Policy	18
Right to Cancel Period	43
Tax Deferral	30

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor’s Edge® Variable Annuity

Advisor’s Edge® is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your payments. There is an extra charge for this rider.

3. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval if riders are attached. Your Policy may not exceed $2,000,000 in total Premium Payments without our prior approval if riders are not attached. For issue ages over 80, the maximum total Premium Payments may not exceed $500,000 without prior approval if riders are attached; the maximum total Premium Payments may not exceed $1,000,000 without prior approval if riders are not attached.

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4. INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy numbers NA103A and AV515 101 130 600. Owners of policy number NA103A should refer to Appendix B and owners of policy number AV515 101 130 600 should refer to Appendix C of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Trust – Initial Class(1)

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.(3)

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.
(3)	Formerly subadvised by American Century Investment Management, Inc.

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AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio(1)

AllianceBernstein Global Technology Portfolio(2)

(1)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(2)	Formerly known as AllianceBernstein Global Technology Portfolio.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Dreyfus Investment Portfolios – Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

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Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

(1)	Formerly known as Short-Term Corporate Portfolio.

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Variable Trust(1)

Managed by Wells Fargo Funds Management, LLC(1)

WFVT Multi Cap Value Fund(1)

(1)	Effective April 8, 2005 Strong Multi Cap Value Fund II of the Strong Variable Insurance Trust, managed by Strong Capital Management, Inc., changed its name to WFVT Multi Cap Value Fund of the Wells Fargo Variable Trust, managed by Wells Fargo Funds Management, LLC.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary or at the time of surrender. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

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6. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the Accumulation Phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the Income Phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the Income Phase are, in many cases, considered as all taxable income.

7. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take all cumulative earnings under the Policy free of Excess Interest Adjustments. Amounts withdrawn in excess of cumulative earnings will be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the annuitant dies before the Income Phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value—available if the owner or annuitant is age 0 to 85 on the Policy Date

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

10. ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

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•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 30% of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations since any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

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12. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor’s Edge® Variable Annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

[THIS IS INTENTIONALLY LEFT BLANK]

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(1)	None
Exchange Fees(2)	$10

(1)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(2)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

(1)	An Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction) will be assessed. The Service Charge will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.
(2)	Total Annual Separate Account Expenses shown (0.75%) apply to the Annual Step-Up to Age 81 Death Benefit option. This reflects a fee that is 0.15% and 0.20% per year higher than the 0.60% and 0.55% corresponding fees for the Return of Premium Death Benefit and Policy Value Death Benefit options, respectively.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies”.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.15%	2.54%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

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EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$338	$1031	$1746	$3641
Return of Premium Death Benefit Option (0.60%)	$323	$987	$1674	$3505
Policy Value Death Benefit Option (0.55%)	$318	$972	$1650	$3459

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

1. THE ANNUITY POLICY

The Advisor’s Edge® variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment

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performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the

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right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 2 or 4, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which maybe from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime with a period you chose which maybe from 10 to 20 years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule) You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue before age 101 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

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The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue before age 101 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Peoples Benefit. The default option will be Option 2. Certain Annuity Payment Options may not be available in all states.

If your Policy is a Qualified Policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

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NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

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A Few Things to Keep in Mind Regarding Annuity Payments

•	If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 2—Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•	Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•	You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required

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documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor’s Edge® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

DEFINITION

Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $2,000,000 if the Policy does not include a rider, and $1,000,000 if the Policy does include a rider, without our prior approval. For issue ages over 80, the total of all Premium Payments may not exceed $1,000,000 if the Policy does not include a rider, and $500,000 if the Policy does include a rider, without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

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DEFINITION

Premium Tax

A Premium Tax is a regulatory tax some states asses on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value when incurred.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

	Qualified	Non- Qualified
Maine	0.00%	2.00%

South Dakota	0.00%	1.25%

Wyoming	0.00%	1.00%

As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

	Qualified	Non- Qualified
California	0.50%	2.35%

Nevada	0.00%	3.50%

West Virginia	1.00%	1.00%

Puerto Rico	1.00%	1.00%

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

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WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus –

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor’s Edge® variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

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The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

Owners of Policy Number NA103A should refer to Appendix B; owners of Policy Number AV515 101 130 600 should refer to Appendix C of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Trust – Initial Class(1)

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.(3)

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.
(3)	Formerly subadvised by American Century Investment Management, Inc.

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AllianceBernstein Variable Products Series Fund, Inc.- Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio(1)

AllianceBernstein Global Technology Portfolio(2)

(1)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(2)	Formerly known as AllianceBernstein Technology Portfolio.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Dreyfus Investment Portfolios – Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

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Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

(1)	Formerly known as Short-Term Corporate Portfolio.

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Variable Trust(1)

Managed by Wells Fargo Funds Management, LLC(1)

WFVT Multi Cap Value Fund(1)

(1)	Effective April 8, 2005 Strong Multi Cap Value Fund II of the Strong Variable Insurance Trust, managed by Strong Capital Management, Inc., changed its name to WFVT Multi Cap Value Fund of the Wells Fargo Variable Trust, managed by Wells Fargo Funds Management, LLC.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class(1)

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Peoples Benefit, and Peoples Benefit may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (See “Revenue We Receive”.) We have included the ATST portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers, Inc.

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You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

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Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options

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under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

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We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make transfers of money among the Subaccounts and the Fixed Account, subject to limitations described above which we reserve the right to impose, and the following conditions:

•	You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

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We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

A CLOSER LOOK AT

The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

•	The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Peoples Benefit and AFSG

Fund	Maximum Fee % of assets(1)	Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust(2)	0.00%	Gartmore Variable Investment Trust	0.25%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%	Seligman Portfolios, Inc.	0.25%
Credit Suisse Trust	0.20%	SteinRoe Variable Investment Trust	0.35%
Dreyfus Investment Portfolios	0.25%	Variable Insurance Products Fund	0.25%
The Dreyfus Socially Responsible Growth Fund	0.25%	Wanger Advisors Trust	0.35%
Dreyfus Variable Investment Fund	0.25%	Wells Fargo Variable Trust	0.25%
Federated Insurance Series	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.
(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Policies.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

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6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

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For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59½; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59 1/2.

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For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.)

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction.

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DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by resident of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

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7. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

•	by making a full or partial withdrawal

•	by electing an Annuity Payment Option

•	by your beneficiary in the form of a Death Benefit

•	by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of your cumulative earnings are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to your cumulative earnings each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

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•	withdrawals to satisfy the minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed 10% of total Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty

Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

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ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate

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accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the Accumulation Phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the Policy; and

•	you die before the Annuity Commencement Date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the Annuity Commencement Date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die prior to the Annuity Commencement Date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the Policy within five years of your death for the Adjusted Policy Value minus any applicable rider fees.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	You (owner) are receiving annuity payments under the Life with Emergency CashSM; and

•	The annuitant dies before age 101;

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THEN:

•	A Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

•	available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date. There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

The Annual Step-Up Death Benefit is:

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

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Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the Accumulation Phase) to receive regular payments from your Policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your Premium Payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

Any payment from a Guaranteed Period Option in excess of the cumulative interest credited at the time of the payment may be subject to an Excess Interest Adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. You pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

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Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row; or

•	Diagnosed with a terminal condition (usually a life expectancy of 12 months or less) and the confinement begins or diagnosis is made on or after the Policy Date.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB prior to May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

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Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

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IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is not charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

11. OTHER INFORMATION

Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”)

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in all states, the District of Columbia, and Puerto Rico.

Peoples Benefit is a wholly owned-indirect subsidiary of AEGON U.S. Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 202-624-2121.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

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Policy Owner (“You,” “Your”)

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are licensed as investment advisers under the federal securities laws and that charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by applicable rules, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by applicable law, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Any additional payments described above are not charged directly to Policy owners or the separate account. We intend to recoup our sales expenses through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

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Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if

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deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® Policy Owners (as well as the Independent Registered Public Accounting Firms’ Reports on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as independent registered public accounting firms for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY—GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

PEOPLES BENEFIT LIFE INSURANCE COMPANY

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF PEOPLES BENEFIT

STATE REGULATION OF PEOPLES BENEFIT

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

45

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2005)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	0.55%			0.60%
		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class(2)	2004 2003 2002	$1.000	$1.078659	4,104.603	$ $ $	1.101791 0.902 1.000	$ $ $	1.201594 1.101791 0.902	313,270.422 237,702.677 20,998

Asset Allocation - Growth Portfolio - Initial Class(2)	2004 2003 2002	$1.000	$1.118828	114,238.364	$ $ $	1.052733 0.810 1.000	$ $ $	1.194875 1.052733 0.810	489,072.766 411,028.790 66,502

Asset Allocation - Moderate Portfolio - Initial Class(2)	2004 2003 2002	$1.000	$1.092010	0.000	$ $ $	1.083738 0.873 1.000	$ $ $	1.200004 1.083738 0.873	274,797.304 111,467.237 20,619

Asset Allocation Moderate Growth Portfolio - Initial Class(2)	2004 2003 2002	$1.000	$1.112818	0.000	$ $ $	1.067366 0.844 1.000	$ $ $	1.204683 1.067366 0.844	262,148.789 183,807.344 43,966

American Century International - Initial Class(2)	2004 2003 2002	$1.000	$1.122870	36,078.514	$ $ $	0.990624 0.795 1.000	$ $ $	1.125943 0.990624 0.795	488,193.938 323,170.471 121,922

Capital Guardian Global - Initial Class(4)	2004	$1.000	$1.096300	146,491.514		$1.000		$1.095938	52,010.872

Capital Guardian Value - Initial Class(4)	2004	$1.000	$1.141348	284832.704		$1.000		$1.140977	236,562.925

Clarion Real Estate Securities - Initial Class(1)	2004 2003 2002 2001	$1.000	$1.362646	161,625.168	$ $ $ $	1.439114 1.067 1.036 1.000	$ $ $ $	1.900589 1.439114 1.067 1.036	727,653.238 733,552.025 722,298 187,187

Great Companies - AmericaSM - Initial Class(3)	2004 2003 2002	$1.000	$1.013518	0.000	$ $ $	1.191720 0.962 1.000	$ $ $	1.204975 1.191720 0.962	335,034.627 39,650.671 23,954

Great Companies - TechnologySM - Initial Class(3)	2004 2003 2002	$1.000	$1.079402	0.000	$ $ $	1.385401 0.923 1.000	$ $ $	1.488122 1.385401 0.923	20,901.016 16,459.453 100

J.P. Morgan Enhanced Index - Initial Class(1)	2004 2003 2002 2001	$1.000	$1.097549	40,111.820	$ $ $ $	0.907020 0.708 0.944 1.000	$ $ $ $	1.000939 0.907020 0.708 0.944	1,470,499.107 1,289,513.133 826,647 427,925

Janus Growth - Initial Class(1)	2004 2003 2002 2001	$1.000	$1.120673	81,849.572	$ $ $ $	0.803014 0.612 0.879 1.000	$ $ $ $	0.922175 0.803014 0.612 0.879	967,787.967 935,242.122 810,504 448,175

PIMCO Total Return – Initial Class(2)	2004 2003 2002	$1.000	$1.040208	561,646.080	$ $ $	1.103003 1.058 1.000	$ $ $	1.145696 1.103003 1.058	3,858,224.303 2,808,699.748 1,477,661

Salomon All Cap - Initial Class(1)	2004 2003 2002 2001	$1.000	$1.071846	0.000	$ $ $ $	0.980088 0.730 0.975 1.000	$ $ $ $	1.063273 0.980088 0.730 0.975	198,657.186 172,997.132 78,818 56,035

Templeton Great Companies Global - Initial Class(3)	2004 2003 2002	$1.000	$1.091382	0.000	$ $ $	1.184293 0.940 1.000	$ $ $	1.288575 1.184293 0.940	104,434.102 38,370.186 100

A - 1

Subaccount	Year	0.55%			0.60%
		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(1)	2004 2003 2002 2001	$1.000	$1.118505	210,858.102	$ $ $ $	0.966804 0.741 0.959 1.000	$ $ $ $	1.112931 0.966804 0.741 0.959	1,691,423.840 1,064,371.534 200,435 54,216

Transamerica Growth Opportunities - Initial Class(1)	2004 2003 2002 2001	$1.000	$1.072453	4,043.313	$ $ $ $	1.269802 0.974 1.143 1.000	$ $ $ $	1.472085 1.269802 0.974 1.143	343,598.168 165,504.716 184,834 1,000

Transamerica Small/Mid Cap Value - Initial Class(1)	2004 2003 2002 2001				$ $ $ $	1.174384 0.619 1.029 1.000	$ $ $ $	1.358181 1.174384 0.619 1.029	168,398.455 227,529.638 290,558 233,982

Transamerica Value Balanced - Initial Class(2)	2004 2003 2001	$1.000	$1.090382	0.000	$ $ $	1.064466 0.891 1.000	$ $ $	1.163516 1.064466 0.891	533,575.216 140,134.754 45,816

Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001	$1.000	$1.148143	8,830.040	$ $ $ $	1.004892 0.761 0.922 1.000	$ $ $ $	1.159115 1.004892 0.761 0.922	790,973.401 697,640.710 837,581 395,120

Van Kampen Emerging Growth - Initial Class(1)	2004 2003 2002 2001	$1.000	$1.077895	2,180.440	$ $ $ $	0.740403 0.581 0.873 1.000	$ $ $ $	0.788542 0.740403 0.581 0.873	351,969.314 335,094.522 167,372 28,739

AllianceBernstein Growth Portfolio(1)	2004 2003 2002 2001	$1.000	$1.084054	0.000	$ $ $ $	0.876476 0.655 0.918 1.000	$ $ $ $	0.997825 0.876476 0.655 0.918	377,872.418 292,951.615 95,318 20,943

AllianceBernstein Large Cap Growth Portfolio(1)[a]	2004 2003 2002 2001	$1.000	$1.091803	65,072.971	$ $ $ $	0.789806 0.644 0.937 1.000	$ $ $ $	0.850602 0.789806 0.644 0.937	18,256.315 57,870.598 118,509 41,541

AllianceBernstein Global Technology Portfolio(1)[b]	2004 2003 2002 2001	$1.000	$1.105608	0.000	$ $ $ $	0.759480 0.531 0.919 1.000	$ $ $ $	0.793346 0.759480 0.531 0.919	80,852.102 164,566.234 32,675 1,000

Credit Suisse - International Focus Portfolio(1)	2004 2003 2002 2001	$1.000	$1.145856	0.000	$ $ $ $	0.759480 0.745 0.937 1.000	$ $ $ $	1.123422 0.759480 0.745 0.937	624,363.427 439,891.647 300,531 4,922

Credit Suisse - Small Cap Growth Portfolio(1)	2004 2003 2002 2001	$1.000	$1.068290	8,224.089	$ $ $ $	1.009053 0.683 1.037 1.000	$ $ $ $	1.112038 1.009053 0.683 1.037	701,797.630 675,552.056 493,136 150,851

VA Global Bond(1)	2004 2003 2002 2001	$1.000	$1.026981	1,609,345.206	$ $ $ $	1.149659 1.125 1.029 1.000	$ $ $ $	1.174465 1.149659 1.125 1.029	15,922,163.147 9,384,152.959 5,193,758 1,312,326

VA International Small(1)	2004 2003 2002 2001	$1.000	$1.184747	1,079,399.615	$ $ $ $	1.408442 0.899 0.875 1.000	$ $ $ $	1.805267 1.408442 0.899 0.875	8,468,912.058 5,030,462.442 3,423,422 823,686

A - 2

Subaccount	Year	0.55%			0.60%
		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
VA International Value(1)	2004 2003 2002 2001	$1.000	$1.204565	1,098,010.563	$ $ $ $	1.228331 0.823 0.906 1.000	$ $ $ $	1.547241 1.228331 0.823 0.906	13,113,305.351 9,099,983.262 6,090,296 1,319,039

VA Large Value(1)	2004 2003 2002 2001	$1.000	$1.142164	1,623,268.250	$ $ $ $	0.995999 0.745 0.941 1.000	$ $ $ $	1.162208 0.995999 0.745 0.941	23,621,839.297 15,889,251.813 9,760,461 2,209,620

VA Short-Term Fixed(1)	2004 2003 2002 2001	$1.000	$1.002169	1,690,345.121	$ $ $ $	1.065931 1.058 1.026 1.000	$ $ $ $	1.067822 1.065931 1.058 1.026	15,560,121.201 10,159,183.732 5,860,311 1,689,342

VA Small Value(1)	2004 2003 2002 2001	$1.000	$1.181284	1,481,443.695	$ $ $ $	1.533537 0.928 1.046 1.000	$ $ $ $	1.877030 1.533537 0.928 1.046	12,784,226.454 9,157,566.110 7,112,893 1,283,377

Dreyfus IP – Core Bond - Service Class(1)	2004 2003 2002 2001	$1.000	$1.053576	660.344	$ $ $ $	1.142595 1.073 1.011 1.000	$ $ $ $	1.185342 1.142595 1.073 1.011	258,913.921 363,083.606 242,215 131,467

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(1)	2004 2003 2002 2001	$1.000	$1.053324	0.000	$ $ $ $	0.799523 0.640 0.908 1.000	$ $ $ $	0.841950 0.799523 0.640 0.908	382,814.029 169,891.975 22,113 1,000

Dreyfus - VIF Appreciation - Service Class(1)	2004 2003 2002 2001	$1.000	$1.025329	2,157.417	$ $ $ $	0.951686 0.792 0.959 1.000	$ $ $ $	0.991372 0.951686 0.792 0.959	434,587.218 666,054.068 379,826 98,828

Federated American Leaders Fund II(1)	2004 2003 2002 2001	$1.000	$1.093156	221,091.824	$ $ $ $	0.961029 0.757 0.955 1.000	$ $ $ $	1.048705 0.961029 0.757 0.955	1,538,677.907 1,588,538.018 1,516,138 726,101

Federated Capital Income Fund II(1)	2004 2003 2002 2001	$1.000	$1.099232	15,878.293	$ $ $ $	0.826580 0.689 0.912 1.000	$ $ $ $	0.903168 0.826580 0.689 0.912	29,405.922 88,578.104 64,907 80,523

Federated Fund for U.S. Government Securities II(1)	2004 2003 2002 2001	$1.000	$1.032882	9,986.555	$ $ $ $	1.139328 1.120 1.033 1.000	$ $ $ $	1.173397 1.139328 1.120 1.033	1,851,148.927 1,734,568.805 1,896,903 732,600

Federated High Income Bond Fund II(1)	2004 2003 2002 2001	$1.000	$1.079295	236,889.337	$ $ $ $	1.214176 0.999 0.992 1.000	$ $ $ $	1.333153 1.214176 0.999 0.992	3,690,140.363 3,794,609.112 1,585,753 279,514

Federated Prime Money Fund II(1)	2004 2003 2002 2001	$1.000	$1.002774	597,816.500	$ $ $ $	1.020480 1.020 1.012 1.000	$ $ $ $	1.022638 1.020480 1.020 1.012	3,867,753.698 3,892,259.552 8,205,653 4,627,192

Gartmore GVIT Developing Markets Fund(1)	2004 2003 2002 2001	$1.000	$1.179473	277,782.740	$ $ $ $	1.384188 0.872 0.971 1.000	$ $ $ $	1.648088 1.384188 0.872 0.971	783,476.002 534,117.748 421,990 49,029

A - 3

Subaccount	Year	0.55%			0.60%
		Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Seligman Capital - Class 2 Shares(1)	2004 2003 2002 2001	$1.000	$1.045499	0.000	$ $ $ $	0.859676 0.637 0.959 1.000	$ $ $ $	0.925493 0.859676 0.637 0.959	71,488.351 51,422.118 43,840 19,800

Seligman Communications and Information - Class 2 Shares(1)	2004 2003 2002 2001	$1.000	$1.096953	10,805.935	$ $ $ $	0.899621 0.628 0.991 1.000	$ $ $ $	0.991361 0.899621 0.628 0.991	85,712.103 69,644.954 24,926 26,548

Seligman Global Technology - Class 2 Shares(1)	2004 2003 2002 2001	$1.000	$1.062001	4,854.719	$ $ $ $	0.833190 0.616 0.909 1.000	$ $ $ $	0.859954 0.833190 0.616 0.909	82,141.928 55,582.035 20,939 12,997

Liberty Small Company Growth Fund, Variable Series - Class A(1)	2004 2003 2002 2001	$1.000	$1.076070	7,878.795	$ $ $ $	1.040451 0.726 0.965 1.000	$ $ $ $	1.152953 1.040451 0.726 0.965	853,497.860 645,130.767 481,351 19,321

Vanguard – Short-Term Investment-Grade(2)c	2004 2003 2002	$1.000	$1.012584	363,467.388	$ $ $	1.076457 1.046 1.000	$ $ $	1.092107 1.076457 1.046	5,604,990.353 3,653,958.373 1,239,776

Vanguard - Total Bond Market Index(2)	2004 2003 2002	$1.000	$1.038902	969,309.680	$ $ $	1.098159 1.062 1.000	$ $ $	1.137478 1.098159 1.062	3,432,334.135 2,032,328.432 753,412

Vanguard - Equity Index(2)	2004 2003 2002	$1.000	$1.092958	1,052,682.307	$ $ $	1.042940 0.817 1.000	$ $ $	1.148713 1.042940 0.817	13,328,664.848 8,121,760.396 3,734,097

Vanguard - Mid-Cap Index(2)	2004 2003 2002	$1.000	$1.183281	380,084.611	$ $ $	1.062613 0.797 1.000	$ $ $	1.270854 1.062613 0.797	1,919,259.914 1,166,225.739 409,519

Vanguard – REIT Index(2)	2004 2003 2002	$1.000	$1.341632	578,009.324	$ $ $	1.267349 0.941 1.000	$ $ $	1.644141 1.267349 0.941	4,242,532.165 3,222,018.073 1,619,996

Fidelity - VIP Mid Cap Portfolio - Initial Class(4)	2004	$1.000	$1.223374	46,012.045		$1.000		$1.222968	89,625.850

Fidelity - VIP Value Strategies Portfolio - Initial Class(4)	2004	$1.000	$1.126292	0		$1.000		$1.125929	110,156.286

Wanger U.S. Smaller Companies(1)	2004 2003 2002 2001	$1.000	$1.159786	328,296.201	$ $ $ $	1.193356 0.838 1.014 1.000	$ $ $ $	1.403700 1.193356 0.838 1.014	1,991,761.308 1,706,191.113 1,270,439 387,646

Wanger International Small Cap(1)	2004 2003 2002 2001	$1.000	$1.219009	17,144.274	$ $ $ $	1.080928 0.730 0.853 1.000	$ $ $ $	1.399715 1.080928 0.730 0.853	944,530.961 631,039.327 397,408 91,651

WFVT Multi Cap Value Fund(1)d	2004 2003 2002 2001	$1.000	$1.186971	1,183.966	$ $ $ $	1.023686 0.744 0.974 1.000	$ $ $ $	1.188178 1.023686 0.744 0.974	664,566.240 854,092.940 867,367 167,722

A - 4

Subaccount	Year	0.75%
		Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.099033 0.901 1.000	$ $ $	1.196796 1.099033 0.901	130,336.081 0.000 100

Asset Allocation - Growth Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.050140 0.809 1.000	$ $ $	1.190160 1.050140 0.809	94,903.793 33,689.754 100

Asset Allocation - Moderate Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.081041 0.872 1.000	$ $ $	1.195226 1.081041 0.872	42,067.960 0.000 100

Asset Allocation Moderate Growth Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.064711 0.844 1.000	$ $ $	1.199903 1.064711 0.844	91,569.709 628.296 714

American Century International - Initial Class(2)	2004 2003 2002	$ $ $	0.988170 0.795 1.000	$ $ $	1.121460 0.988170 0.795	61,552.017 573,521.694 2,481,763

Capital Guardian Global - Initial Class(4)	2004		$1.000		$1.094858	0.000

Capital Guardian Value - Initial Class(4)	2004		$1.000		$1.139853	341,631.884

Clarion Real Estate Securities - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.433686 1.064 1.035 1.000	$ $ $ $	1.890591 1.433686 1.064 1.035	249,353.599 141,437.415 894,511 274,282

Great Companies - AmericaSM - Initial Class(3)	2004 2003 2002	$ $ $	1.189064 0.961 1.000	$ $ $	1.200491 1.189064 0.961	24,521.352 0.000 100

Great Companies - TechnologySM - Initial Class(3)	2004 2003 2002	$ $ $	1.382303 0.923 1.000	$ $ $	1.482571 1.382303 0.923	0.000 0.000 1,441

J.P. Morgan Enhanced Index - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.903588 0.706 0.943 1.000	$ $ $ $	0.995663 0.903588 0.706 0.943	356,013.180 1,367,507.815 629,623 394,524

Janus Growth - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.799978 0.611 0.878 1.000	$ $ $ $	0.917317 0.799978 0.611 0.878	394,872.612 306,555.789 263,123 132,719

PIMCO Total Return – Initial Class(2)	2004 2003 2002	$ $ $	1.100269 1.057 1.000	$ $ $	1.141145 1.100269 1.057	469,691.245 438,083.214 185,509

Salomon All Cap - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.976384 0.728 0.974 1.000	$ $ $ $	1.057672 0.976384 0.728 0.974	24,665.248 29,344.251 174,848 1,000

Templeton Great Companies Global - Initial Class(3)	2004 2003 2002	$ $ $	1.181650 0.939 1.000	$ $ $	1.283805 1.181650 0.939	5,161.672 0.000 100

A - 5

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.963156 0.739 0.958 1.000	$ $ $ $	1.107079 0.963156 0.739 0.958	442,463.183 132,041.061 93,160 53,004

Transamerica Growth Opportunities - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.265019 0.971 1.142 1.000	$ $ $ $	1.464337 1.265019 0.971 1.142	155,419.222 87,676.723 77,058 1,000

Transamerica Small/Mid Cap Value - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.169963 0.618 1.028 1.000	$ $ $ $	1.351056 1.169963 0.618 1.028	25,270.111 72,001.844 125,527 3,627,352

Transamerica Value Balanced - Initial Class(2)	2004 2003 2002	$ $ $	1.061814 0.890 1.000	$ $ $	1.158896 1.061814 0.890	172,451.380 28,643.812 100

Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.001104 0.759 0.922 1.000	$ $ $ $	1.153030 1.001104 0.759 0.922	149,064.803 159,465.145 491,308 397,745

Van Kampen Emerging Growth - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.737599 0.580 0.873 1.000	$ $ $ $	0.784383 0.737599 0.580 0.873	63,389.867 72,917.580 114,090 24,085

AllianceBernstein Growth Portfolio(1)	2004 2003 2002 2001	$ $ $ $	0.873163 0.653 0.917 1.000	$ $ $ $	0.992572 0.873163 0.653 0.917	148,989.076 108,827.248 109,977 1,000

AllianceBernstein Large Cap Growth Portfolio(1)[a]	2004 2003 2002 2001	$ $ $ $	0.786798 0.643 0.936 1.000	$ $ $ $	0.846104 0.786798 0.643 0.936	0.000 16,521.337 20,538 14,559

AllianceBernstein Global Technology Portfolio(1)[b]	2004 2003 2002 2001	$ $ $ $	0.756591 0.530 0.918 1.000	$ $ $ $	0.789151 0.756591 0.530 0.918	4,469.141 494,672.402 9,211 1,000

Credit Suisse - International Focus Portfolio(1)	2004 2003 2002 2001	$ $ $ $	0.981253 0.743 0.936 1.000	$ $ $ $	1.117506 0.981253 0.743 0.936	203,564.052 87,044.177 31,894 28,079

Credit Suisse - Small Cap Growth Portfolio(1)	2004 2003 2002 2001	$ $ $ $	1.005225 0.682 1.036 1.000	$ $ $ $	1.106177 1.005225 0.682 1.036	122,929.068 100,732.229 700,135 36,710

VA Global Bond(1)	2004 2003 2002 2001	$ $ $ $	1.145334 1.123 1.029 1.000	$ $ $ $	1.168298 1.145334 1.123 1.029	1,019,243.257 1,057,068.273 825,655 484,612

VA International Small(1)	2004 2003 2002 2001	$ $ $ $	1.403131 0.897 0.874 1.000	$ $ $ $	1.795784 1.403131 0.897 0.874	526,805.875 397,317.897 298,749 111,015

A - 6

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
VA International Value(1)	2004 2003 2002 2001	$ $ $ $	1.223687 0.821 0.906 1.000	$ $ $ $	1.539099 1.223687 0.821 0.906	1,324,915.181 1,018,620.501 849,763 395,967

VA Large Value(1)	2004 2003 2002 2001	$ $ $ $	0.992228 0.743 0.940 1.000	$ $ $ $	1.156087 0.992228 0.743 0.940	2,738,097.837 1,975,692.826 1,456,894 874,090

VA Short-Term Fixed(1)	2004 2003 2002 2001	$ $ $ $	1.061815 1.055 1.025 1.000	$ $ $ $	1.062080 1.061815 1.055 1.025	1,751,843.893 1,046,833.978 1,027,233 150,702

VA Small Value(1)	2004 2003 2002 2001	$ $ $ $	1.527732 0.926 1.045 1.000	$ $ $ $	1.867137 1.527732 0.926 1.045	1,209,931.783 914,254.787 492,826 142,446

Dreyfus IP - Core Bond - Service Class(1)	2004 2003 2002 2001	$ $ $ $	1.138281 1.071 1.010 1.000	$ $ $ $	1.179094 1.138281 1.071 1.010	119,450.416 295,677.517 206,501 65,100

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(1)	2004 2003 2002 2001	$ $ $ $	0.796501 0.638 0.907 1.000	$ $ $ $	0.837514 0.796501 0.638 0.907	103,043.648 82,137.189 37,422 8,766

Dreyfus - VIF Appreciation - Service Class(1)	2004 2003 2002 2001	$ $ $ $	0.948103 0.791 0.958 1.000	$ $ $ $	0.986163 0.948103 0.791 0.958	89,101.357 78,836.449 128,122 108,528

Federated American Leaders Fund II(1)	2004 2003 2002 2001	$ $ $ $	0.957386 0.755 0.954 1.000	$ $ $ $	1.043162 0.957386 0.755 0.954	421,219.153 326,349.257 341,691 109,586

Federated Capital Income Fund II(1)	2004 2003 2002 2001	$ $ $ $	0.823457 0.688 0.911 1.000	$ $ $ $	0.898411 0.823457 0.688 0.911	168,337.700 189,040.543 49,389 41,288

Federated Fund for U.S. Government Securities II(1)	2004 2003 2002 2001	$ $ $ $	1.135042 1.117 1.032 1.000	$ $ $ $	1.167228 1.135042 1.117 1.032	376,640.276 260,708.164 368,504 146,980

Federated High Income Bond Fund II(1)	2004 2003 2002 2001	$ $ $ $	1.209590 0.997 0.991 1.000	$ $ $ $	1.326143 1.209590 0.997 0.991	592,222.834 2,900,468.282 3,296,306 2,697,353

Federated Prime Money Fund II(1)	2004 2003 2002 2001	$ $ $ $	1.016629 1.017 1.011 1.000	$ $ $ $	1.017256 1.016629 1.017 1.011	787,903.096 709,882.433 1,950,712 562,953

Gartmore GVIT Developing Markets Fund(1)	2004 2003 2002 2001	$ $ $ $	1.378954 0.870 0.970 1.000	$ $ $ $	1.639412 1.378954 0.870 0.970	207,493.666 298,053.075 203,957 98,927

A - 7

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Seligman Capital - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.856427 0.636 0.958 1.000	$ $ $ $	0.920609 0.856427 0.636 0.958	25,681.930 17,601.331 21,618 1,000

Seligman Communications and Information - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.896210 0.627 0.990 1.000	$ $ $ $	0.986125 0.896210 0.627 0.990	0.000 95,415.394 8,107 8,107

Seligman Global Technology - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.830041 0.615 0.908 1.000	$ $ $ $	0.855419 0.830041 0.615 0.908	17,307.639 138,499.989 8,102 1,000

Liberty Small Company Growth Fund, Variable Series - Class A(1)	2004 2003 2002 2001	$ $ $ $	1.036545 0.725 0.964 1.000	$ $ $ $	1.146916 1.036545 0.725 0.964	48,757.382 55,416.233 70,407 21,506

Vanguard - Short-Term Investment-Grade(2)c	2004 2003 2002	$ $ $	1.073787 1.045 1.000	$ $ $	1.087798 1.073787 1.045	810,288.698 703,167.020 332,533

Vanguard - Total Bond Market Index(2)	2004 2003 2002	$ $ $	1.095438 1.061 1.000	$ $ $	1.132964 1.095438 1.061	328,976.964 357,180.924 100

Vanguard - Equity Index(2)	2004 2003 2002	$ $ $	1.040340 0.816 1.000	$ $ $	1.144147 1.040340 0.816	1,199,088.521 601,035.067 169,375

Vanguard - Mid-Cap Index(2)	2004 2003 2002	$ $ $	1.059954 0.797 1.000	$ $ $	1.265777 1.059954 0.797	657,374.892 375,251.347 38,402

Vanguard - REIT Index(2)	2004 2003 2002	$ $ $	1.264203 0.940 1.000	$ $ $	1.637629 1.264203 0.940	451,134.496 796,775.233 70,731

Fidelity - VIP Mid Cap Portfolio - Initial Class(4)	2004		$1.000		$1.221755	224,026.263

Fidelity - VIP Value Strategies Portfolio - Initial Class(4)	2004		$1.000		$1.124815	1,435.910

Wanger U.S. Smaller Companies(1)	2004 2003 2002 2001	$ $ $ $	1.188865 0.836 1.013 1.000	$ $ $ $	1.396325 1.188865 0.836 1.013	661,593.565 687,354.715 333,159 180,422

Wanger International Small Cap(1)	2004 2003 2002 2001	$ $ $ $	1.076834 0.729 0.852 1.000	$ $ $ $	1.392339 1.076834 0.729 0.852	454,008.176 248,012.565 128,225 16,496

WFVT Multi Cap Value Fund(1)d	2004 2003 2002 2001	$ $ $ $	1.019821 0.742 0.973 1.000	$ $ $ $	1.181914 1.019821 0.742 0.973	357,556.116 291,360.828 154,647 4,683

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.
(4)	Subaccount Inception Date May 1, 2004.
[a]	Formerly known as AllianceBernstein Premier Growth Portfolio.
[b]	Formerly known as AllianceBernstein Technology Portfolio.
[c]	Formerly known as Vanguard – Short-Term Corporate Portfolio.
[d]	Effective April 8, 2005, Strong Multi Cap Value Fund II merged into WFVT Multi Cap Value Fund.

A - 8

APPENDIX B

If you are a Policy Owner of Policy NA103, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy NA103.

INVESTMENT OPTIONS

The Advisor’s Edge® variable annuity offers you a means of investing in various portfolios offered by eight different investment companies and four General Account Guaranteed Options.

AEGON/Transamerica Series Trust – Initial Class(1)

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Variable Trust(1)

Managed by Wells Fargo Funds Management, LLC(1)

WFVT Multi Cap Value Fund(1)

(1)	Effective April 8, 2005 Strong Multi Cap Value Fund II of the Strong Variable Insurance Trust, managed by Strong Capital Management, Inc., changed its name to WFVT Multi Cap Value Fund of the Wells Fargo Variable Trust, managed by Wells Fargo Funds Management, LLC.

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class(1)

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

(1)	Formerly AEGON/Transamerica Series Fund, Inc.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class(1)

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

(1)	Formerly AEGON/Transamerica Series Fund, Inc.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•	Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Cash Value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	1.78%

(1)	The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$252	$776	$1326	$2827

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Peoples Benefit receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the

Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

[THIS SPACE INTENTIONALLY LEFT BLANK]

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy NA103)

(For the period January 1, 1994 through December 31, 2004)

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Clarion Real Estate Securities - Initial Class(14)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	17.747415 13.160 12.785 11.558 8.998 10.000	$ $ $ $ $ $	23.426754 17.747415 13.160 12.785 11.558 8.998	105,459 145,170 159,784 171,271 114,722 54,834

J.P. Morgan Enhanced Index - Initial Class(13)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	11.386439 8.888 11.863 13.566 15.328 13.057 10.002 10.000	$ $ $ $ $ $ $ $	12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002	409,176 622,310 468,996 581,098 641,465 434,242 272,747 34,587

Janus Growth - Initial Class(14)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	6.281798 4.790 6.880 9.645 13.662 10.000	$ $ $ $ $ $	7.210383 6.281798 4.790 6.880 9.645 13.662	402,772 483,925 977,937 826,006 943,017 239,345

Templeton Great Companies Global - Initial Class(14)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	8.828406 7.209 9.809 12.797 15.620 10.00	$ $ $ $ $ $	1.286979 8.828406 7.209 9.809 12.797 15.620	364,499 66,025.152 115,587 161,472 260,965 155,589

Transamerica Equity - Initial Class(15)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	7.406285 5.522 8.473 10.207 14.961 10.000	$ $ $ $ $ $	1.110971 7.406285 5.522 8.473 10.207 14.961	1,144,264 125,369 269,026 225,838 293,373 64,889

Transamerica Small/Mid Cap Value - Initial Class(13)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	18.669705 9.847 16.372 12.796 11.600 9.024 9.284 10.000	$ $ $ $ $ $ $ $	21.580876 18.669705 9.847 16.372 12.796 11.600 9.024 9.284	59,104 84,041 149,527 691,869 274,892 201,964 317,784 585

Transamerica Value Balanced - Initial Class(16)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	10.655504 8.747 9.842 10.128 10.592 10.000	$ $ $ $ $ $	1.161965 10.655504 8.747 9.842 10.128 10.592	955,622 101,236 94,364 98,753 105,157 14,628

Van Kampen Active International Allocation - Initial Class(13)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	9.380292 7.109 8.618 11.258 13.862 10.541 9.191 10.000	$ $ $ $ $ $ $ $	10.814525 9.380292 7.109 8.618 11.258 13.862 10.541 9.191	189,980 221,000 430,800 580,288 483,666 366,344 145,782 24,827

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Credit Suisse - International Focus Portfolio(12)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	9.164808 6.931 8.727 11.279 15.319 10.049 9.601 10.000	$ $ $ $ $ $ $ $	10.447810 9.164808 6.931 8.727 11.279 15.319 10.049 9.601	127,678 157,245 168,948 93,231 140,388 141,359 230,381 106,212

Credit Suisse – Small Cap Growth Portfolio(12)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	14.110015 9.560 14.512 17.391 21.375 12.724 13.183 10.000	$ $ $ $ $ $ $ $	15.542412 14.110015 9.560 14.512 17.391 21.375 12.724 13.183	79,346 105,000 125,982 199,768 558,195 275,865 89,528 48,791

VA Global Bond(2)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	18.069956 17.693 16.196 15.386 14.565 14.091 13.103 12.235 11.300 10.000	$ $ $ $ $ $ $ $ $ $	18.450519 18.069956 17.693 16.196 15.386 14.565 14.091 13.103 12.235 11.300	653,973 730,998 707,043 800,958 683,605 518,872 368,039 346,747 317,470 152,950

VA International Small(9)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	12.894695 8.235 8.019 9.078 9.484 8.054 7.708 10.106 10.145 10.000	$ $ $ $ $ $ $ $ $ $	16.519544 12.894695 8.235 8.019 9.078 9.484 8.054 7.708 10.106 10.145	620,395 669,072 838,157 870,331 790,399 784,305 825,132 869,388 617,388 188,597

VA International Value(8)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	16.283703 10.910 12.026 14.387 14.660 12.092 10.893 11.214 10.524 10.000	$ $ $ $ $ $ $ $ $ $	20.501250 16.283703 10.910 12.026 14.387 14.660 12.092 10.893 11.214 10.524	749,884 865,739 1,091,330 1,180,227 1,049,264 1,072,798 1,023,764 1,228,043 983,425 271,242

VA Large Value(2)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	23.604732 17.667 22.329 22.545 20.831 20.013 18.187 14.165 12.034 10.000	$ $ $ $ $ $ $ $ $ $	27.530251 23.604732 17.667 22.329 22.545 20.831 20.013 18.187 14.165 12.034	806,950 849,099 990,327 1,060,336 949,034 942,056 859,894 1,062,867 983,458 358,553

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
VA Short-Term Fixed(10)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	13.876360 13.774 13.372 12.757 12.039 11.620 11.089 10.560 10.104 10.000	$ $ $ $ $ $ $ $ $ $	13.894007 13.876360 13.774 13.372 12.757 12.039 11.620 11.089 10.560 10.104	850,097 1,067,984 1,042,792 1,085,998 990,473 1,002,680 752,441 862,087 821,351 101,709

VA Small Value(9)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	31.184051 18.888 21.294 17.299 15.832 14.506 15.633 12.063 9.948 10.000	$ $ $ $ $ $ $ $ $ $	38.149891 31.184051 18.888 21.294 17.299 15.832 14.506 15.633 12.063 9.948	523,743 605,111 744,983 798,989 772,512 764,208 746,000 864,489 711,634 163,078

Federated American Leaders Fund II(3)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	24.271753 19.131 24.134 25.361 24.931 23.524 20.130 15.311 12.676 10.000	$ $ $ $ $ $ $ $ $ $	26.472830 24.271753 19.131 24.134 25.361 24.931 23.524 20.130 15.311 12.676	110,679 166,926 225,685 361,703 352,733 327,212 255,419 181,634 67,853 10,179

Federated Capital Income Fund II(5)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	12.609999 10.518 13.920 16.239 18.110 17.924 15.833 12.584 11.354 10.000	$ $ $ $ $ $ $ $ $ $	13.771444 12.609999 10.518 13.920 16.239 18.110 17.924 15.833 12.584 11.354	37,632 38,461 48,870 81,923 105,603 97,673 74,288 20,024 24,080 2,024

Federated Fund for U.S. Government Securities II(4)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	16.105222 15.835 14.616 13.745 12.466 12.623 11.801 10.940 10.567 10.000	$ $ $ $ $ $ $ $ $ $	16.578556 16.105222 15.835 14.616 13.745 12.466 12.623 11.801 10.940 10.567	283,549 362,544 530,113 656,938 590,014 547,797 422,127 249,634 117,323 7,159

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Federated High Income Bond Fund II(6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	15.215940 12.531 12.440 12.350 13.663 13.442 13.174 11.648 10.257 10.000	$ $ $ $ $ $ $ $ $ $	16.698744 15.215940 12.531 12.440 12.350 13.663 13.442 13.174 11.648 10.257	254,026 302,894 318,474 450,308 528,372 589,780 532,325 424,673 146,709 6,320

Federated Prime Money Fund II(1)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995 1994	$ $ $ $ $ $ $ $ $ $ $	13.466238 13.462 13.366 12.962 12.304 11.835 11.365 10.900 10.473 10.026 10.000	$ $ $ $ $ $ $ $ $ $ $	13.487982 13.466238 13.462 13.366 12.962 12.304 11.835 11.365 10.900 10.473 10.026	240,871 324,599 677,402 1,296,096 1,296,989 952,527 651,890 312,343 512,275 363,418 70,223

Gartmore GVIT Developing Markets Fund(11)	2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $	9.957720 6.276 6.994 7.566 10.658 6.508 10.486 10.616 10.000	$ $ $ $ $ $ $ $ $	11.850324 9.957720 6.276 6.994 7.566 10.658 6.508 10.486 10.616	184,987 191,069 219,751 317,226 311,907 227,382 301,041 252,354 135,913

Liberty Small Company Growth Fund, Variable Series - Class A(12)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	12.658764 8.840 11.752 13.147 13.988 9.507 11.571 10.000	$ $ $ $ $ $ $ $	14.020673 12.658764 8.840 11.752 13.147 13.988 9.507 11.571	43,173 45,244 38,443 51,274 49,289 12,554 11,989 7,407

Wanger U.S. Smaller Companies(7)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	28.839247 20.267 24.521 22.158 24.283 19.542 18.098 14.076 9.665 10.000	$ $ $ $ $ $ $ $ $ $	33.905369 28.839247 20.267 24.521 22.158 24.283 19.542 18.098 14.076 9.665	118,318 206,683 144,280 188,112 174,047 164,471 181,215 275,517 110,551 21,864

Subaccount	Year	0.65%
		Beginning AUV		Ending AUV		# Units
Wanger International Small Cap(6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	25.866750 17.489 20.428 26.080 36.429 16.194 14.011 14.312 10.913 10.000	$ $ $ $ $ $ $ $ $ $	33.478705 25.866750 17.489 20.428 26.080 36.429 16.194 14.011 14.312 10.913	60,819 120,840 102,228 129,873 149,543 182,333 193,817 149,792 80,108 4,237

WFVT Multi Cap Value Fund(13)a	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	11.474112 8.245 10.930 10.566 9.863 10.220 10.067 10.000	$ $ $ $ $ $ $ $	13.311104 11.474112 8.245 10.930 10.566 9.863 10.220 10.067	53,424 59,414 95,879 112,351 62,591 53,258 61,989 20,688

(1)	Subaccount Inception Date December 7, 1994.
(2)	Subaccount Inception Date January 18,1995.
(3)	Subaccount Inception Date March 10, 1995.
(4)	Subaccount Inception Date June 28, 1995.
(5)	Subaccount Inception Date July 20, 1995.
(6)	Subaccount Inception Date September 18, 1995.
(7)	Subaccount Inception Date September 20, 1995.
(8)	Subaccount Inception Date October 3, 1995.
(9)	Subaccount Inception Date October 6, 1995.
(10)	Subaccount Inception Date October 9, 1995.
(11)	Subaccount Inception Date February 5, 1996.
(12)	Subaccount Inception Date March 31, 1997.
(13)	Subaccount Inception Date October 13, 1997.
(14)	Subaccount Inception Date May 3, 1999.
(15)	Subaccount Inception Date June 18, 2001.
(16)	Subaccount Inception Date May 1, 2002.
[a]	Effective April 8, 2005, Strong Multi Cap Value Fund II merged into WFVT Multi Cap Value Fund.

[THIS SPACE INTENTIONALLY LEFT BLANK]

APPENDIX C

If you are a Policy Owner of Policy AV515 101 130 600, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

INVESTMENT OPTIONS

AEGON/Transamerica Series Trust – Initial Class(1)

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.(3)

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.
(3)	Formerly subadvised by American Century Investment Management, Inc.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio(1)

AllianceBernstein Global Technology Portfolio(2)

(1)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(2)	Formerly known as AllianceBernstein Technology Portfolio.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

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DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

Dreyfus Investment Portfolios – Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Managed by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

(1)	Formerly known as Short-Term Corporate Portfolio

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Variable Insurance Products Fund – Initial Class

Managed by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Variable Trust(1)

Managed by Wells Fargo Funds Management, LLC(1)

WFVT Multi Cap Value Fund(1)

(1)	Effective April 8, 2005 Strong Multi Cap Value Fund II of the Strong Variable Insurance Trust, managed by Strong Capital Management, Inc., changed its name to WFVT Multi Cap Value Fund of the Wells Fargo Variable Trust, managed by Wells Fargo Funds Management, LLC.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

Transamerica Series Trust – Initial Class(1)

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

(1)	Formerly known as Transamerica Series Fund, Inc.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Interest Payments Option, Income for a Specified Period Option, and Income for a Specified Amount listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

•	Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Life Income. You may choose between:

Fixed Payments

•	No Period Certain–We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

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Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency CashSM (fixed)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving annuitant. (For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.)

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Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.60%, 0.50% or 0.40% (depending on the selected Death Benefit Option) of the net asset value of the Separate Account.

We guarantee that these annual charges will not increase. If the charges are more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment options. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.
(2)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.
(2)	Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.
(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

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The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.15%	2.54%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisors or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$338	$1031	$1746	$3641
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$328	$1001	$1698	$3551
Return of Premium Death Benefit Option (0.60%)	$323	$987	$1674	$3505

EXAMPLE TABLE B

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$394	$1201	$2035	$4244
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$384	$1172	$1988	$4157
Return of Premium Death Benefit Option (0.60%)	$379	$1158	$1965	$4113

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly

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payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

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The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

C - 8

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

[THIS IS INTENTIONALLY LEFT BLANK]

C - 9

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy AV515 101 130 600)

(For the period January 1, 2001 through December 31, 2004)

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.100876 0.901 1.000	$ $ $	1.199995 1.100876 0.901	145,683 161,869.457 161,969

Asset Allocation - Growth Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.051863 0.809 1.000	$ $ $	1.193301 1.051863 0.809	0.000 0.000 100

Asset Allocation - Moderate Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.082839 0.873 1.000	$ $ $	1.198397 1.082839 0.873	11,072 0.000 100

Asset Allocation Moderate Growth Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.066490 0.844 1.000	$ $ $	1.203103 1.066490 0.844	1,312,266 1,026,859.772 100

American Century International - Initial Class(2)	2004 2003 2002	$ $ $	0.989796 0.795 1.000	$ $ $	1.124436 0.989796 0.795	158,465 64,880.955 19,305

Capital Guardian Global - Initial Class(4)	2004		$1.000		$1.095576	43,756

Capital Guardian Value - Initial Class(4)	2004		$1.000		$1.140603	41,913

Clarion Real Estate Securities - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	17.747415 13.160 12.785 11.558	$ $ $ $	23.426754 17.747415 13.160 12.785	5,811 26,400 13,097 10,674

Great Companies - AmericaSM - Initial Class(3)	2004 2003 2002	$ $ $	1.190834 0.961 1.000	$ $ $	1.203486 1.190834 0.961	74,627 0.000 6,467

Great Companies - TechnologySM - Initial Class(3)	2004 2003 2002	$ $ $	1.384378 0.923 1.000	$ $ $	1.486274 1.384378 0.923	0.000 0.000 100

J.P. Morgan Enhanced Index - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	11.386439 8.888 11.863 13.566	$ $ $ $	12.559244 11.386439 8.888 11.863	11,800 43,194 28,937 24,087

Janus Growth - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	6.281798 4.790 6.880 9.645	$ $ $ $	7.210383 6.281798 4.790 6.880	15,700 14,981 40,800 45,460

PIMCO Total Return - Initial Class(2)	2004 2003 2002	$ $ $	1.102095 1.057 1.000	$ $ $	1.144186 1.102095 1.057	355,491 465,901.044 313,392

Salomon All Cap - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.978856 0.729 0.975 1.000	$ $ $ $	1.061410 0.978856 0.729 0.975	12,446 92,510.213 6,517 6,517

Templeton Great Companies Global - Initial Class(3)	2004 2003 2002	$ $ $	1.183407 0.940 1.000	$ $ $	1.286979 1.183407 0.940	0.000 0.000 100

C - 10

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.965582 0.741 0.959 1.000	$ $ $ $	1.110971 0.965582 0.741 0.959	235,110 182,999.183 22,301 11,591

Transamerica Growth Opportunities - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.268203 0.973 1.143 1.000	$ $ $ $	1.469491 1.268203 0.973 1.143	69,339 49,123.604 45,054 1,000

Transamerica Small/Mid Cap Value - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	18.669705 9.847 16.372 12.796	$ $ $ $	21.580876 18.669705 9.847 16.372	2,599 2,672 5,706 8,115

Transamerica Value Balanced - Initial Class(2)	2004 2003 2002	$ $ $	1.063568 0.891 1.000	$ $ $	1.161965 1.063568 0.891	20,773 0.000 100

Van Kampen Active International Allocation - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	9.380292 7.109 8.618 11.258	$ $ $ $	10.814525 9.380292 7.109 8.618	12,798 24,313 29,727 27,603

Van Kampen Emerging Growth - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.739462 0.581 0.873 1.000	$ $ $ $	0.787151 0.739462 0.581 0.873	28,255 26,700.574 41,547 25,642

AllianceBernstein Growth Portfolio(1)	2004 2003 2002 2001	$ $ $ $	0.875372 0.654 0.918 1.000	$ $ $ $	0.996080 0.875372 0.654 0.918	39,938 0.000 1,000 1,000

AllianceBernstein Large Cap Growth Portfolio(1)[a]	2004 2003 2002 2001	$ $ $ $	0.788790 0.644 0.937 1.000	$ $ $ $	0.849087 0.788790 0.644 0.937	19,619 11,464 55,749 18,708

AllianceBernstein Global Technology Portfolio(1)[b]	2004 2003 2002 2001	$ $ $ $	0.758513 0.531 0.918 1.000	$ $ $ $	0.791931 0.758513 0.531 0.918	14,130 14,129.674 15,130 1,000

Credit Suisse - International Focus Portfolio(1)(5)	2004 2003 2002 2001	$ $ $ $	9.164808 6.931 8.727 11.279	$ $ $ $	10.447810 9.164808 6.931 8.727	14,666 10,333 10,042 0

Credit Suisse - Small Cap Growth Portfolio(1)(5)	2004 2003 2002 2001	$ $ $ $	14.110015 9.560 14.512 17.391	$ $ $ $	15.542412 14.110015 9.560 14.512	12,669 5,338 5,299 7,095

VA Global Bond(1)(5)	2004 2003 2002 2001	$ $ $ $	18.069956 17.693 16.196 15.383	$ $ $ $	18.450519 18.069956 17.693 16.196	99,693 78,318 56,593 17,162

VA International Small(1)(5)	2004 2003 2002 2001	$ $ $ $	12.894695 8.235 8.019 9.078	$ $ $ $	16.519544 12.894695 8.235 8.019	110,006 98,220 46,580 19,471

C - 11

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
VA International Value(1)(5)	2004 2003 2002 2001	$ $ $ $	16.283703 10.910 12.026 14.387	$ $ $ $	20.501250 16.283703 10.910 12.026	114,999 114,282 84,437 33,481

VA Large Value(1)(5)	2004 2003 2002 2001	$ $ $ $	23.604732 17.667 22.329 22.545	$ $ $ $	27.530251 23.604732 17.667 22.329	142,213 123,392 102,887 43,349

VA Short-Term Fixed(1)(5)	2004 2003 2002 2001	$ $ $ $	13.876360 13.774 13.372 12.757	$ $ $ $	13.894007 13.876360 13.774 13.372	110,702 92,117 78,964 31,743

VA Small Value(1)(5)	2004 2003 2002 2001	$ $ $ $	31.184051 18.888 21.294 17.299	$ $ $ $	38.149891 31.184051 18.888 21.294	94,458 112,489 79,114 23,256

Dreyfus IP – Core Bond - Service Class(1)(5)	2004 2003 2002 2001	$ $ $ $	1.141150 1.072 1.011 1.000	$ $ $ $	1.183247 1.141150 1.072 1.011	93,817 90,726.303 100,545 80,584

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(1)	2004 2003 2002 2001	$ $ $ $	0.798516 0.639 0.908 1.000	$ $ $ $	0.840456 0.798516 0.639 0.908	64,568 64,567.698 65,568 1,000

Dreyfus - VIF Appreciation - Service Class(1)	2004 2003 2002 2001	$ $ $ $	0.950483 0.792 0.959 1.000	$ $ $ $	0.989615 0.950483 0.792 0.959	61,903 100,639.495 66,399 17,128

Federated American Leaders Fund II(1)(5)	2004 2003 2002 2001	$ $ $ $	24.271753 19.131 24.134 25.361	$ $ $ $	26.472830 24.271753 19.131 24.134	13,284 14,916 11,519 15,543

Federated Capital Income Fund II(1)(5)	2004 2003 2002 2001	$ $ $ $	12.609999 10.518 13.920 16.239	$ $ $ $	13.771444 12.609999 10.518 13.920	5,406 5,709 6,101 1,418

Federated Fund for U.S. Government Securities II(1)(5)	2004 2003 2002 2001	$ $ $ $	16.105222 15.835 14.616 13.745	$ $ $ $	16.578556 16.105222 15.835 14.616	14,155 25,292 29,709 38,744

Federated High Income Bond Fund II(1)(5)	2004 2003 2002 2001	$ $ $ $	15.215940 12.531 12.440 12.350	$ $ $ $	16.698744 15.215940 12.531 12.440	49,763 48,337 40,682 17,806

Federated Prime Money Fund II(1)(5)	2004 2003 2002 2001	$ $ $ $	13.466238 13.462 13.366 12.962	$ $ $ $	13.487982 13.466238 13.462 13.366	21,689 52,075 107,651 25,144

Gartmore GVIT Developing Markets Fund(1)(5)	2004 2003 2002 2001	$ $ $ $	9.957720 6.276 6.994 7.566	$ $ $ $	11.850324 9.957720 6.276 6.994	18,197 16,174 14,349 4,863

C - 12

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Seligman Capital - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.858577 0.637 0.958 1.000	$ $ $ $	0.923862 0.858577 0.637 0.958	76,394 19,266.647 31,700 22,563

Seligman Communications and Information - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.898480 0.628 0.991 1.000	$ $ $ $	0.989604 0.898480 0.628 0.991	58,592 7,391.562 8,765 6,018

Seligman Global Technology - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.832124 0.616 0.908 1.000	$ $ $ $	0.858432 0.832124 0.616 0.908	34,833 34,771.816 31,702 1,000

Liberty Small Company Growth Fund, Variable Series - Class A(1)(5)	2004 2003 2002 2001	$ $ $ $	12.658764 8.840 11.752 13.147	$ $ $ $	14.020673 12.658764 8.840 11.752	4,273 11,822 10,517 9,718

Vanguard – Short-Term Investment-Grade(2)c	2004 2003 2002	$ $ $	1.075578 1.045 1.000	$ $ $	1.090718 1.075578 1.045	437,812 543,197.414 72,773

Vanguard - Total Bond Market Index(2)	2004 2003 2002	$ $ $	1.097255 1.062 1.000	$ $ $	1.135982 1.097255 1.062	480,132 187,818.265 141,059

Vanguard - Equity Index(2)	2004 2003 2002	$ $ $	1.042081 0.816 1.000	$ $ $	1.147196 1.042081 0.816	1,227,352 863,820.761 332,603

Vanguard - Mid-Cap Index(2)	2004 2003 2002	$ $ $	1.061727 0.797 1.000	$ $ $	1.269154 1.061727 0.797	213,788 168,033.293 26,738

Vanguard – REIT Index(2)	2004 2003 2002	$ $ $	1.266290 0.941 1.000	$ $ $	1.641967 1.266290 0.941	812,377 240,889.768 132,235

Fidelity - VIP Mid Cap Portfolio - Initial Class(4)	2004		$1.000		$1.222571	49,131

Fidelity - VIP Value Strategies Portfolio - Initial Class(4)	2004		$1.000		$1.125557	25,142

Wanger U.S. Smaller Companies(1)(5)	2004 2003 2002 2001	$ $ $ $	28.839247 20.267 24.521 22.158	$ $ $ $	33.905369 28.839247 20.267 24.521	18,512 206,682.946 15,557 5,800

Wanger International Small Cap(1)(5)	2004 2003 2002 2001	$ $ $ $	25.866750 17.489 20.428 26.080	$ $ $ $	33.478705 25.866750 17.489 20.428	13,193 120,840.221 5,397 1,252

WFVT Multi Cap Value Fund(1)(5)d	2004 2003 2002 2001	$ $ $ $	11.474112 8.345 10.930 10.566	$ $ $ $	13.311104 11.474112 8.345 10.930	8,404 6,235 5,463 1,545

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.
(4)	Subaccount Inception Date May 1, 2004/
(5)	See the condensed financial table that appears as part of Appendix B for historical information for these subaccounts prior to the offering of this death benefit option (0.65%) on June 18, 2001.
[a]	Formerly known as AllianceBernstein Premier Growth Portfolio.
[b]	Formerly known as AllianceBernstein Technology Portfolio.
[c]	Formerly known as Vanguard – Short-Term Corporate Portfolio.
[d]	Effective April 8, 2005, Strong Multi Cap Value Fund II merged into WFVT Multi Cap Value Fund.

C - 13

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

ADVISOR’S EDGE VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

Home Office

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge variable annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2005, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2005

1

2

GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office — Financial Markets Division – Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95, except expressly allowed by Peoples Benefit.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner – The individual or entity that owns an individual policy.

Policy – The individual policy.

3

Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

5

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

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EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G = the guaranteed interest rate applicable to S.

C = the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21

Amount free of excess interest adjustment	= 4,181.21

Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21

Excess interest adjustment

G = .055

C = .085

M = 42

Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00

Adjusted policy value = Cash Value*	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21

Amount free of excess interest adjustment	= 4,181.21

Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21

Excess interest adjustment

G = .055

C = .045

M = 42

Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00

Adjusted policy value = CashValue*	= 54,181.21 + 1,750.00 = 55,931.21

*	Upon full surrender of the policy, the cash value will never be less than that required by the nonforfeiture laws as applicable in the state issue.

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On a partial surrender, Peoples Benefit will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender; and
E	=	the excess interest adjustment

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21

Amount free of excess interest adjustment	= 4,181.21

Excess interest adjustment

S = 20,000 – 4,181.21 = 15,818.79

G = .055

C = .065

M = 42

E = 15,818.79 * (.055 - .065) * (42/12) = -553.66

Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 - (-553.66)) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$20,000; middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21

Amount free of excess interest adjustment	= 4,181.21

Excess interest adjustment

S = 20,000 – 4,181.21 = 15,818.79

G = .055

C = .045

M = 42

E = 15,818.79 * (.055 - .045)* (42/12) = 553.66

Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 – 553.66) = 34,734.87

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A, B and C thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied

9

under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by Peoples Benefit of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate..

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

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DEATH BENEFIT

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1) is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2) is the adjustment factor, which = current death proceeds prior to the surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender)=50,000 – 14,900

Summary:

Reduction in guaranteed minimum death benefit	=$	22,350
Reduction in policy value	=$	14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$7,550	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$15,100	reduction in policy value = $15,000 - ( - 100) = 15,000 + 100
$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:
Reduction in guaranteed minimum death benefit	=$	15,100
Reduction in policy value	=$	15,100

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Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.50%

First Variable Payment	$500

	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	400.0000	1.250000	$500.00	—	—	400.0000
February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

12

Until October 1995, the VA Large Value Portfolio (formerly DFA - VA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the VA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the VA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio’s future performance.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD	= 2[(a-b + 1)[6]-1]
cd

Where:
[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
[b]	equals the expenses accrued for the period (net of reimbursement);
[c]	equals the average daily number of Units outstanding during the period; and
[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

13

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:
(1)[P]	equals a hypothetical initial Premium Payment of $1,000;
(2)[T]	equals an average annual total return;
(3)[n]	equals the number of years; and
(4)[ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

[THIS SPACE INTENTIONALLY LEFT BLANK]

14

Based on the method of calculation described above, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative charges, optional features, when elected, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date.

TABLE 1 – A

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Annual Step-Up to Age 81 Death Benefit Option and Additional Death Distribution – II

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	8.29%	N/A	6.37%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	12.70%	N/A	6.14%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	9.95%	N/A	6.31%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	12.07%	N/A	6.47%	May 1, 2002
American Century International – Initial Class	12.86%	N/A	3.81%	May 1, 2002
Capital Guardian Global – Initial Class	N/A	N/A	9.08%	May 1, 2004
Capital Guardian Value – Initial Class	N/A	N/A	13.56%	May 1, 2004
Clarion Real Estate Securities – Initial Class	31.12%	20.29%	15.44%	May 3, 1999
Great Companies – AmericaSM – Initial Class	0.41%	N/A	6.98%	July 1, 2002
Great Companies – TechnologySM – Initial Class	6.66%	N/A	16.38%	July 1, 2002
J.P. Morgan Enhanced Index – Initial Class	9.58%	-4.53%	2.53%	October 13, 1997
Janus Growth – Initial Class	14.03%	-12.57%	-6.22%	May 3, 1999
PIMCO Total Return – Initial Class	3.14%	N/A	4.49%	May 1, 2002
Salomon All Cap – Initial Class	7.72%	N/A	1.04%	June 18, 2001
Templeton Great Companies Global – Initial Class	8.04%	N/A	9.88%	July 1, 2002
Transamerica Equity – Initial Class	14.30%	N/A	2.35%	June 18, 2001
Transamerica Growth Opportunities – Initial Class	15.11%	N/A	10.76%	June 18, 2001
Transamerica Value Balanced – Initial Class	8.54%	N/A	5.09%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	14.53%	-5.46%	0.43%	October 13, 1997
Van Kampen Emerging Growth – Initial Class	5.75%	N/A	-7.14%	June 18, 2001
AllianceBernstein Growth Portfolio – Class B	13.04%	N/A	-0.76%	June 18, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(2)	6.94%	N/A	-5.13%	June 18, 2001
AllianceBernstein Global Technology Portfolio – Class B(3)	3.72%	N/A	-6.98%	June 18, 2001
Credit Suisse – International Focus Portfolio	13.25%	-7.97%	-0.09%	March 31, 1997
Credit Suisse – Small Cap Growth Portfolio	9.43%	-6.78%	5.16%	March 31, 1997
VA Global Bond Portfolio	1.44%	4.16%	5.65%	January 18, 1995
VA International Small Portfolio	27.26%	11.01%	4.89%	October 6, 1995
VA International Value Portfolio	25.07%	6.24%	7.36%	October 3, 1995
VA Large Value Portfolio	15.86%	5.04%	9.98%	January 18, 1995
VA Short-Term Fixed Portfolio	-0.52%	2.24%	2.95%	October 9, 1995
VA Small Value Portfolio	21.53%	18.45%	14.83%	October 6, 1995
Dreyfus IP – Core Bond Portfolio – Service Class	3.01%	N/A	4.19%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	4.57%	N/A	-5.41%	June 18, 2001
Dreyfus VIF – Appreciation Portfolio – Service Class	3.44%	N/A	-0.94%	June 18, 2001
Federated American Leaders Fund II	8.36%	0.55%	9.70%	March 10, 1995
Federated Capital Income Fund II	8.50%	-5.94%	2.77%	July 20, 1995
Federated Fund for U.S. Government Securities II	2.27%	5.18%	4.77%	June 28, 1995
Federated High Income Bond Fund II	9.03%	3.42%	4.98%	September 18, 1995
Gartmore GVIT Developing Markets Fund	18.22%	1.48%	1.26%	February 5, 1996
Seligman Capital Portfolio – Class 2 Shares	6.90%	N/A	-2.85%	June 18, 2001
Seligman Communications and Information Portfolio – Class 2 Shares	9.42%	N/A	-0.94%	June 18, 2001
Seligman Global Technology Portfolio – Class 2 Shares	2.49%	N/A	-4.84%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series – Class A	10.03%	-0.61%	3.77%	March 31, 1997
Vanguard – Short-Term Investment-Grade Portfolio(4)	0.75%	N/A	2.63%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	2.85%	N/A	4.21%	May 1, 2002
Vanguard – Equity Index Portfolio	9.37%	N/A	4.59%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	18.75%	N/A	8.62%	May 1, 2002
Vanguard – REIT Index Portfolio	28.81%	N/A	19.61%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Initial Class	N/A	N/A	21.71%	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	N/A	N/A	12.06%	May 1, 2004
Wanger U.S. Smaller Companies	16.79%	6.21%	13.30%	September 20, 1995
Wanger International Small Cap	28.57%	-2.31%	13.14%	September 18, 1995
WFVT Multi Cap Value Fund(5)	15.25%	5.49%	3.36%	October 13, 1997

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(3)	Formerly known as AllianceBernstein Technology Portfolio.
(4)	Formerly known as Vanguard – Short-Term Corporate Portfolio.
(5)	Effective April 8, 2005, Strong Multi Cap Value Fund II changed its name to WFVT Multi Cap Value Fund.

15

TABLE 1 – B

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Policy Value Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 0.55%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	9.11%	N/A	7.17%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	13.56%	N/A	6.95%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	10.78%	N/A	7.12%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	12.92%	N/A	7.28%	May 1, 2002
American Century International – Initial Class	13.72%	N/A	4.59%	May 1, 2002
Capital Guardian Global – Initial Class	N/A	N/A	9.63%	May 1, 2004
Capital Guardian Value – Initial Class	N/A	N/A	14.13%	May 1, 2004
Clarion Real Estate Securities – Initial Class	32.13%	21.21%	16.32%	May 3, 1999
Great Companies – AmericaSM – Initial Class	1.16%	N/A	7.79%	July 1, 2002
Great Companies – TechnologySM – Initial Class	7.47%	N/A	17.27%	July 1, 2002
J.P. Morgan Enhanced Index – Initial Class	10.41%	-3.81%	3.31%	October 13, 1997
Janus Growth – Initial Class	14.90%	-11.91%	-5.51%	May 3, 1999
PIMCO Total Return – Initial Class	3.92%	N/A	5.28%	May 1, 2002
Salomon All Cap – Initial Class	8.54%	N/A	1.80%	June 18, 2001
Templeton Great Companies Global – Initial Class	8.86%	N/A	10.71%	July 1, 2002
Transamerica Equity – Initial Class	15.17%	N/A	3.12%	June 18, 2001
Transamerica Growth Opportunities – Initial Class	15.99%	N/A	11.60%	June 18, 2001
Transamerica Value Balanced – Initial Class	9.36%	N/A	5.89%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	15.41%	-4.75%	1.19%	October 13, 1997
Van Kampen Emerging Growth – Initial Class	6.56%	N/A	-6.44%	June 18, 2001
AllianceBernstein Growth Portfolio – Class B	13.90%	N/A	-0.01%	June 18, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(2)	7.75%	N/A	-4.42%	June 18, 2001
AllianceBernstein Global Technology Portfolio – Class B(3)	4.51%	N/A	-6.28%	June 18, 2001
Credit Suisse – International Focus Portfolio	14.12%	-7.28%	0.67%	March 31, 1997
Credit Suisse – Small Cap Growth Portfolio	10.26%	-6.08%	5.96%	March 31, 1997
VA Global Bond Portfolio	2.21%	4.95%	6.45%	January 18, 1995
VA International Small Portfolio	28.24%	11.85%	5.69%	October 6, 1995
VA International Value Portfolio	26.03%	7.05%	8.18%	October 3, 1995
VA Large Value Portfolio	16.75%	5.84%	10.82%	January 18, 1995
VA Short-Term Fixed Portfolio	0.23%	3.01%	3.73%	October 9, 1995
VA Small Value Portfolio	22.46%	19.35%	15.70%	October 6, 1995
Dreyfus IP – Core Bond Portfolio – Service Class	3.79%	N/A	4.97%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	5.36%	N/A	-4.70%	June 18, 2001
Dreyfus VIF – Appreciation Portfolio – Service Class	4.22%	N/A	-0.19%	June 18, 2001
Federated American Leaders Fund II	9.18%	1.31%	10.53%	March 10, 1995
Federated Capital Income Fund II	9.32%	-5.24%	3.55%	July 20, 1995
Federated Fund for U.S. Government Securities II	3.04%	5.97%	5.56%	June 28, 1995
Federated High Income Bond Fund II	9.86%	4.20%	5.78%	September 18, 1995
Gartmore GVIT Developing Markets Fund	19.13%	2.25%	2.03%	February 5, 1996
Seligman Capital Portfolio – Class 2 Shares	7.71%	N/A	-2.11%	June 18, 2001
Seligman Communications and Information Portfolio – Class 2 Shares	10.25%	N/A	-0.19%	June 18, 2001
Seligman Global Technology Portfolio – Class 2 Shares	3.27%	N/A	-4.12%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series – Class A	10.87%	0.15%	4.56%	March 31, 1997
Vanguard – Short-Term Investment-Grade Portfolio(4)	1.51%	N/A	3.41%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	3.63%	N/A	4.99%	May 1, 2002
Vanguard – Equity Index Portfolio	10.20%	N/A	5.38%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	19.66%	N/A	9.44%	May 1, 2002
Vanguard – REIT Index Portfolio	29.80%	N/A	20.52%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Initial Class	N/A	N/A	22.34%	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	N/A	N/A	12.63%	May 1, 2004
Wanger U.S. Smaller Companies	17.69%	7.01%	14.17%	September 20, 1995
Wanger International Small Cap	29.56%	-1.58%	14.00%	September 18, 1995
WFVT Multi Cap Value Fund(5)	16.13%	6.29%	4.14%	October 13, 1997

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(3)	Formerly known as AllianceBernstein Technology Portfolio.
(4)	Formerly known as Vanguard – Short-Term Corporate Portfolio.
(5)	Effective April 8, 2005, Strong Multi Cap Value Fund II changed its name to WFVT Multi Cap Value Fund.

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NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

As shown in Table 2 below, the Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout. Also, Table 2 does not reflect the charge of any optional rider.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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TABLE 2

Hypothetical (Adjusted Historical) Average Annual Total Returns

Policy Value Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 0.55%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year Inception of The Subaccount(1)	Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	9.11%	N/A	7.17%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	13.56%	N/A	6.95%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	10.78%	N/A	7.12%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	12.92%	N/A	7.28%	May 1, 2002
American Century International – Initial Class	13.72%	-6.53%	0.78%	January 1, 1997
Capital Guardian Global – Initial Class	10.28%	-1.96%	5.13%	February 3, 1998
Capital Guardian Value – Initial Class	16.07%	6.26%	11.08%	May 27, 1993
Clarion Real Estate Securities – Initial Class	32.13%	21.21%	11.94%	May 1, 1998
Great Companies – AmericaSM – Initial Class	1.16%	N/A	-0.44%	May 1, 2000
Great Companies – TechnologySM – Initial Class	7.47%	N/A	-17.12%	May 1, 2000
J.P. Morgan Enhanced Index – Initial Class	10.41%	-3.81%	5.86%	May 1, 1997
Janus Growth – Initial Class	14.90%	-11.91%	10.71%	October 2, 1986
PIMCO Total Return – Initial Class	3.92%	N/A	5.28%	May 1, 2002
Salomon All Cap – Initial Class	8.54%	5.65%	7.58%	May 3, 1999
Templeton Great Companies Global – Initial Class	8.86%	N/A	-6.38%	September 1, 2000
Transamerica Equity – Initial Class	15.17%	-2.89%	16.91%	February 26, 1969
Transamerica Growth Opportunities – Initial Class	15.99%	N/A	10.90%	May 1, 2001
Transamerica Value Balanced – Initial Class	9.36%	5.86%	7.79%	January 3, 1995
Van Kampen Active International Allocation – Initial Class	15.41%	-4.75%	4.28%	April 8, 1991
Van Kampen Emerging Growth – Initial Class	6.56%	-12.36%	11.64%	March 1, 1993
AllianceBernstein Growth Portfolio – Class B	13.90%	-10.30%	-5.62%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B(2)	7.75%	-10.06%	-7.21%	July 14, 1999
AllianceBernstein Global Technology Portfolio – Class B(3)	4.51%	-14.06%	-7.38%	September 22, 1999
Credit Suisse – International Focus Portfolio	14.12%	-7.28%	2.42%	June 30, 1995
Credit Suisse – Small Cap Growth Portfolio	10.26%	-6.08%	6.55%	June 30, 1995
VA Global Bond Portfolio	2.21%	4.95%	6.42%	January 12, 1995
VA International Small Portfolio	28.24%	11.85%	0.75%	September 29, 1995
VA International Value Portfolio	26.03%	7.05%	5.13%	September 29, 1995
VA Large Value Portfolio	16.75%	5.84%	10.78%	January 12, 1995
VA Short-Term Fixed Portfolio	0.23%	3.01%	2.87%	September 29, 1995
VA Small Value Portfolio	22.46%	19.35%	9.72%	September 29, 1995
Dreyfus IP – Core Bond Portfolio – Service Class	3.79%	N/A	6.01%	May 1, 2000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	5.36%	-2.68%	11.60%	October 7, 1993
Dreyfus VIF – Appreciation Portfolio – Service Class	4.22%	-1.65%	10.81%	April 5, 1993
Federated American Leaders Fund II	9.18%	1.31%	10.95%	February 10, 1994
Federated Capital Income Fund II	9.32%	-5.24%	4.26%	February 10, 1994
Federated Fund for U.S. Government Securities II	3.04%	5.97%	5.47%	March 28, 1994
Federated High Income Bond Fund II	9.86%	4.20%	6.85%	March 1, 1994
Gartmore GVIT Developing Markets Fund	19.13%	2.25%	1.91%	February 2, 1996
Seligman Capital Portfolio – Class 2 Shares	7.71%	-2.49%	11.00%	June 21, 1988
Seligman Communications and Information Portfolio – Class 2 Shares	10.25%	-7.56%	11.87%	October 4, 1994
Seligman Global Technology Portfolio – Class 2 Shares	3.27%	-10.84%	8.67%	May 1, 1996
Liberty Small Company Growth Fund, Variable Series – Class A	10.87%	0.15%	6.26%	January 1, 1989
Vanguard – Short-Term Investment-Grade Portfolio(4)	1.51%	4.98%	4.49%	February 8, 1999
Vanguard – Total Bond Market Index Portfolio	3.63%	6.60%	6.79%	April 29, 1991
Vanguard – Equity Index Portfolio	10.20%	-2.90%	11.40%	April 29, 1991
Vanguard – Mid-Cap Index Portfolio	19.66%	9.46%	12.04%	February 9, 1999
Vanguard – REIT Index Portfolio	29.80%	20.33%	16.44%	February 9, 1999
Fidelity – VIP Mid Cap Portfolio – Initial Class	24.20%	14.23%	19.85%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Initial Class	13.41%	N/A	12.66%	February 25, 2002
Wanger U.S. Smaller Companies	17.69%	7.01%	15.71%	May 3, 1995
Wanger International Small Cap	29.56%	-1.58%	16.06%	May 3, 1995
WFVT Multi Cap Value Fund(5)	16.13%	6.29%	4.14%	October 10, 1997

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(3)	Formerly known as AllianceBernstein Technology Portfolio.
(4)	Formerly known as Vanguard – Short-Term Corporate Portfolio.
(5)	Effective April 8, 2005, Strong Multi Cap Value Fund II changed its name to WFVT Multi Cap Value Fund.

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

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Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•	Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

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•	Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•	Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•	Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•	Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•	Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•	Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•	Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•	Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•	Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•	Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

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Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

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DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner’s gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986 the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate Premium Payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject

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to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $3,000 ($3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 ($3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income

23

tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a

24

decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF PEOPLES BENEFIT

Peoples Benefit at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Peoples Benefit and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG, like Peoples Benefit, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. During fiscal years 2004, 2003, and 2002, AFSG paid no amounts in commissions in connection with the sale of the Policies.

Administrative Services Contract

We and AFSG, the principal underwriter for the Policies, have contracted with Planning Corporation of America (“PCA”), a subsidiary of Raymond James & Associates, Inc., to provide certain administrative services to owners who purchase a Policy through registered representatives of PCA. The administrative services include customer application processing, agent insurance licensing and appointment process, and aggregation of customer statements. We pay Planning Corporation of America a fee equal to 0.15% of the amount of assets in the Policy that are sold by PCA registered representatives. During 2003 and 2004, we paid PCA $3,349.26 and $8,829.89, respectively, in connection with this contract.

25

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Peoples Benefit at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2004, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2004, and 2003, and for each of the three years in the period ended December 31, 2004, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

26

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of

1

Peoples Benefit Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Peoples Benefit Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as discussed in Note 2 to the financial statements, in 2003 Peoples Benefit Life Insurance Company changed its accounting policy for derivative instruments.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

2

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
Admitted assets
Cash and invested assets:
Cash and short-term investments	$174,544	$129,953
Bonds	4,323,656	4,190,377
Preferred stocks:
Unaffiliated	7,915	4,915
Affiliated	51,926	—
Common stocks:
Unaffiliated (cost: 2004 – $1,843; 2003 – $70,291)	1,882	100,185
Affiliated (cost: 2004 – $6,312; 2003 – $4,511)	2,263	2,816
Mortgage loans on real estate	587,506	706,901
Real estate, at cost less allowances for depreciation (2004 - $0; 2003 - $507)	7,521	7,042
Policy loans	151,651	154,194
Receivable for securities	—	4,990
Other invested assets	327,064	353,681

Total cash and invested assets	5,635,928	5,655,054

Premiums deferred and uncollected	52,574	47,571
Reinsurance receivable	1,785	1,271
Accrued investment income	58,716	59,779
Net deferred income tax asset	28,884	45,582
Receivable from parent, subsidiaries and affiliates	50,000	26,000
Other assets	37,323	11,181
Separate account assets	8,457,916	7,593,842

Total admitted assets	$14,323,126	$13,440,280

3

	December 31
	2004	2003
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,007,307	$1,119,719
Annuity	2,592,840	2,682,393
Accident and health	60,119	59,451
Policy and contract claim reserves:
Life	16,638	22,233
Accident and health	31,272	29,461
Liability for deposit-type contracts	1,051,547	1,152,327
Interest maintenance reserve	4,249	—
Other policyholders’ funds	2,247	2,931
Remittances and items not allocated	2,360	367
Asset valuation reserve	117,327	140,666
Commissions and expense allowances payable on reinsurance assumed	771	943
Payable to affiliates	88,442	65,963
Payable for securities	219,830	68,281
Transfers to separate accounts due or accrued	(8,667)	(30,806)
Federal income taxes payable	3,908	212
Other liabilities	59,968	57,199
Separate account liabilities	8,457,916	7,593,842

Total liabilities	13,708,074	12,965,182

Capital and surplus:
Common stock, $11 per share par value, 1,145,000 shares authorized, issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	2,583	2,583
Unassigned surplus	574,684	434,730

Total capital and surplus	615,052	475,098

Total liabilities and capital and surplus	$14,323,126	$13,440,280

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$137,555	$152,615	$147,626
Annuity	629,391	476,287	969,263
Accident and health	154,093	149,256	139,862
Net investment income	290,528	303,002	360,560
Amortization of interest maintenance reserve	(766)	(1,447)	(1,939)
Commissions and expense allowances on reinsurance ceded	13,943	9,402	9,627
Separate account fee income	19,637	22,304	16,935
Reinsurance reserve recapture	88,102	—	—
Other	3,456	1,335	1,115

	1,335,939	1,112,754	1,643,049
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	195,328	206,593	181,334
Surrender benefits	672,283	732,050	676,407
Other benefits	210,183	210,627	222,459
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(25,578)	(10,462)	(13,790)
Annuity	(88,377)	(83,675)	6,718
Accident and health	760	(13,169)	3,953

	964,599	1,041,964	1,077,081
Insurance expenses:
Commissions	43,536	46,493	37,122
General insurance expenses	65,077	91,383	73,800
Taxes, licenses and fees	8,751	9,204	2,220
Net transfers to (from) separate accounts	58,334	(136,835)	362,137
Consideration on reinsurance recaptured	81,322	—	—
Other expenses	203	1,442	(308)

	257,223	11,687	474,971

Total benefits and expenses	1,221,822	1,053,651	1,552,052

Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	114,117	59,103	90,997
Dividends to policyholders	(67)	(9)	169

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	114,184	59,112	90,828
Federal income tax expense (benefit)	(10,584)	7,967	13,138

Gain from operations before net realized capital gains (losses) on investments	124,768	51,145	77,690
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	13,964	(44,688)	(54,446)

Net income	$138,732	$6,457	$23,244

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2002	$12,595	$25,190	$2,583	$304,025	$344,393
Cumulative effect of change in accounting principles	—	—	—	(34)	(34)
Net income	—	—	—	23,244	23,244
Change in net unrealized capital gains/losses	—	—	—	(76,173)	(76,173)
Change in non-admitted assets	—	—	—	(40,120)	(40,120)
Change in liability for reinsurance in unauthorized companies	—	—	—	(2,905)	(2,905)
Change in asset valuation reserve	—	—	—	87,825	87,825
Change in surplus in separate accounts	—	—	—	(40)	(40)
Change in net deferred income tax asset	—	—	—	40,978	40,978
Tax benefits on stock options exercised	—	—	—	64	64
Other	—	—	—	911	911

Balance at December 31, 2002	12,595	25,190	2,583	337,775	378,143
Net income	—	—	—	6,457	6,457
Change in net unrealized capital gains/losses	—	—	—	102,709	102,709
Change in non-admitted assets	—	—	—	67,024	67,024
Change in liability for reinsurance in unauthorized companies	—	—	—	3,084	3,084
Change in asset valuation reserve	—	—	—	(58,892)	(58,892)
Change in surplus in separate accounts	—	—	—	48	48
Change in net deferred income tax asset	—	—	—	(24,045)	(24,045)
Reinsurance transactions	—	—	—	559	559
Tax benefits on stock options exercised	—	—	—	11	11

Balance at December 31, 2003	12,595	25,190	2,583	434,730	475,098
Net income	—	—	—	138,732	138,732
Change in net unrealized capital gains/losses	—	—	—	(10,951)	(10,951)
Change in non-admitted assets	—	—	—	17,406	17,406
Change in asset valuation reserve	—	—	—	23,339	23,339
Change in net deferred income tax asset	—	—	—	(29,557)	(29,557)
Tax benefits on stock options exercised	—	—	—	32	32
Reinsurance transactions	—	—	—	(72)	(72)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	1,025	1,025

Balance at December 31, 2004	$12,595	$25,190	$2,583	$574,684	$615,052

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Operating activities
Premiums collected, net of reinsurance	$916,897	$771,774	$1,236,942
Net investment income received	299,100	313,980	364,526
Miscellaneous income	36,940	28,419	40,302
Benefit and loss related payments	(999,000)	(1,135,610)	(1,065,385)
Net transfers to (from) separate accounts	(33,253)	111,039	(359,867)
Commissions and other expenses paid	(116,906)	(157,762)	(123,160)
Consideration on reinsurance recaptured	(81,322)	—	—
Dividends paid to policyholders	(91)	(153)	(178)
Federal and foreign income taxes received (paid)	(1,508)	33,248	(34,781)

Net cash provided by (used in) operating activities	20,857	(35,065)	58,399

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,896,060	4,623,062	3,550,240
Stocks	122,200	44,791	284,952
Mortgage loans	154,826	318,663	395,240
Real estate	7,249	4,037	223
Other invested assets	72,740	52,390	41,925
Miscellaneous proceeds	220,185	90,230	35,458

Total investment proceeds	4,473,260	5,133,173	4,308,038

Cost of investments acquired:
Bonds	(4,032,778)	(4,016,170)	(3,986,075)
Stocks	(76,565)	(38,329)	(202,560)
Mortgage loans	(34,587)	(1,310)	(18,013)
Real estate	(7,521)	3,617	(10,161)
Other invested assets	(25,015)	(48,827)	(68,773)
Miscellaneous applications	—	(341,099)	(44,501)

Total cost of investments acquired	(4,176,466)	(4,442,118)	(4,330,083)
Net decrease in policy loans	2,543	5,344	4,698

Net cost of investments acquired	(4,173,923)	(4,436,774)	(4,325,385)

Net cash provided by (used in) investing activities	299,337	696,399	(17,347)

Financing and miscellaneous activities
Deposits on deposit-type contract funds and other liabilities	—	—	18,594
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(35,025)	(662,855)	(128,656)
Other cash provided (used)	(240,578)	114,184	72,146

Net cash used in financing and miscellaneous activities	(275,603)	(548,671)	(37,916)

Net increase in cash and short-term investments	44,591	112,663	3,136

Cash and short-term investments:
Beginning of year	129,953	17,290	14,154

End of year	$174,544	$129,953	$17,290

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required for fair value hedges. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a designation of an NAIC 6), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market and the related unrealized capital gains or losses are reported in unassigned surplus. Common stock of affiliated companies are valued based on the equity basis as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments. These derivative instruments consist primarily of interest rate swap agreements, including basis swaps and futures, and are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003 the Company excluded investment income due and accrued of $0 and $39, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 86 “Accounting for Derivative Instruments and Hedging Activities.” In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective.

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus as of January 1, 2003.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in the statement of operations.

The Company owns an option to acquire shares of Class C Voting stock of AEGON USA, Inc., an affiliate. Refer to Note 10, Related Party Transactions, for a further discussion of the stock option agreement.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 10.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $619,697, $461,451, and $822,284, in 2004, 2003, and 2002, respectively. In addition, the Company received $19,637, $22,304, and $16,935 in 2004, 2003 and 2002, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $1,025 for the year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $(34), which was charged directly to unassigned surplus as a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

gains and losses. This change of accounting principle had no net impact on unassigned surplus as of January 1, 2003.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks other than affiliates are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities of unaffiliated entities are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Short-term notes receivable from affiliates: The carrying amount for short-term notes receivable from affiliates approximate their fair values.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contract liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Interest rate swaps and call options: Estimated fair value of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts (including separate account universal life liabilities) other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$174,544	$174,544	$129,953	$129,953
Bonds	4,323,656	4,544,924	4,190,377	4,355,293
Preferred stocks, other than affiliates	7,915	8,353	4,915	5,306
Common stocks, other than affiliates	1,882	1,882	100,185	100,185
Mortgage loans on real estate	587,506	651,957	706,901	792,640
Policy loans	151,651	151,651	154,194	154,194
Short-term notes receivable from affiliates	50,000	50,000	26,000	26,000
Interest rate swaps	(14,838)	28,615	(10,090)	15,744
Call options	—	—	679	679
Credit default swaps	—	1,139	—	960
Separate account assets	8,457,916	8,457,916	7,593,842	7,593,842

Liabilities
Investment contract liabilities	2,390,077	2,509,542	2,578,186	2,684,013
Separate account annuity liabilities	8,401,773	8,401,773	7,553,096	7,553,096

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

The Company owns 100% of the outstanding common stock of Buena Sombra Insurance Agency at December 31, 2004 and 2003. The cost of this subsidiary was $100. The Company owns 100% of the outstanding common stock of JMH Operating Company at December 31, 2004 and 2003. The cost of this subsidiary was $4,411. The Company owns 32% of the outstanding common stock of Real Estate Alternative Portfolio 3A at December 31, 2004. The cost of this subsidiary was $1,801. Buena Sombra, JMH Operating Company, and Real Estate Alternative Portfolio 3A are all valued based upon the equity basis as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC.

The Company also owns 100% of the outstanding preferred shares of GTFP, an affiliated company, at December 31, 2004. The cost of this subsidiary was $51,926.

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$228,088	$8,330	$108	$663	$235,647
State, municipal and other government	73,427	9,083	665	193	81,652
Public utilities	259,992	21,804	317	631	280,848
Industrial and miscellaneous	2,664,893	211,302	7,478	4,869	2,863,848
Mortgage and other asset-backed securities	1,097,256	12,275	5,401	21,202	1,082,928

	4,323,656	262,794	13,969	27,558	4,544,923
Preferred stocks	7,915	437	—	—	8,352

	$4,331,571	$263,231	$13,969	$27,558	$4,553,275

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$141,509	$708	$585	$1,177	$140,455
State, municipal and other government	57,751	7,006	98	687	63,972
Public utilities	254,964	18,641	3,275	—	270,330
Industrial and miscellaneous	2,578,884	190,997	11,108	12,000	2,746,773
Mortgage and other asset-backed securities	1,157,269	12,645	6,547	29,604	1,133,763

	4,190,377	229,997	21,613	43,468	4,355,293
Preferred stocks	4,915	391	—	—	5,306

	$4,195,292	$230,388	$21,613	$43,468	$4,360,599

The Company held bonds at December 31, 2004 and 2003 with a carrying amount of $29,603 and $4,031, respectively, and amortized cost of $34,465 and $5,451, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds with gross unrealized losses at December 31, 2004 and 2003 are as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$22,050	$18,490	$40,540
State, municipal and other government	8,267	2,226	10,493
Public utilities	31,892	15,946	47,838
Industrial and miscellaneous	290,683	87,162	377,845
Mortgage and other asset-backed securities	470,171	96,212	566,383

	$823,063	$220,036	$1,043,099

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2003
Bonds:
United States Government and agencies	$96,095	$24,250	$120,345
State, municipal and other government	375	2,620	2,995
Public utilities	73,656	—	73,656
Industrial and miscellaneous	461,914	89,588	551,502
Mortgage and other asset-backed securities	487,643	125,598	613,241

	$1,119,683	$242,056	$1,361,739

The carrying amounts and estimated fair values of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$69,092	$69,857
Due after one year through five years	864,601	894,036
Due after five years through ten years	913,977	977,743
Due after ten years	1,378,730	1,520,359

	3,226,400	3,461,995
Mortgage and other asset-backed securities	1,097,256	1,082,928

	$4,323,656	$4,544,923

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Significant concentrations of credit risk were held in the Asset-Backed Security Aircraft sector at December 31, 2004. Evaluations of underlying undiscounted cash flows indicate a full return of principal at, or above, the present carrying amount. The fair value, carrying value, and unrealized loss amounts are as follows:

	2004	2003
Fair value	$16,444	$18,120
Carrying amount	33,294	35,759

Unrealized loss	$16,850	$17,639

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Income on bonds and preferred stocks	$236,959	$240,472	$270,242
Dividends on equity investments	4,569	1,509	2,741
Income on mortgage loans	51,556	64,327	89,146
Rental income on real estate	914	5,455	7,399
Interest on policy loans	6,280	7,856	7,435
Other investment income	6,150	3,358	8,934

Gross investment income	306,428	322,977	385,897
Less investment expenses	15,900	19,975	25,337

Net investment income	$290,528	$303,002	$360,560

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$3,898,355	$4,633,213	$3,552,117

Gross realized gains	$35,447	$108,155	$29,733
Gross realized losses	(38,208)	(82,909)	(83,293)

Net realized gains (losses)	$(2,761)	$25,246	$(53,560)

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Gross realized losses in 2004, 2003, and 2002 include $13,564, $37,918, and $34,528, respectively, that relate to losses recognized on other than temporary declines in fair values of debt securities.

At December 31, 2004, investments with an aggregate carrying amount of $2,310 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2004	2003	2002
Debt securities	$(2,761)	$25,246	$(53,560)
Equity securities	33,913	(3,777)	(32,053)
Mortgage loans on real estate	—	14,517	—
Real estate	271	371	(4,603)
Other invested assets	7,180	(45,458)	562

	38,603	(9,101)	(89,654)

Federal income tax effect	(15,820)	—	20,811
Transfer (to) from interest maintenance reserve	(8,819)	(35,587)	14,397

Net realized capital gains (losses) on investments	$13,964	$(44,688)	$(54,446)

	Change in Unrealized
	Year Ended December 31
	2004	2003	2002
Bonds	$6,201	$60,104	$(43,789)
Preferred stocks	—	—	591
Common stocks	(32,209)	23,359	447
Mortgage loans on real estate	—	1,382	2,442
Other invested assets	15,057	17,864	(35,864)

Change in net unrealized capital gains/losses	$(10,951)	$102,709	$(76,173)

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

	December 31
	2004	2003
Unrealized gains	$47	$29,947
Unrealized losses	(4,057)	(1,748)

Net unrealized gains	$(4,010)	$28,199

The Company did not issue any new mortgage loans in 2004 or 2003. At December 31, 2004, mortgage loans with a carrying value of $4,570 were non-income producing for the previous six months. Accrued interest of $673 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 2004, 2003 and 2002, mortgage loans of $7,527, $3,725 and $10,204, respectively, were foreclosed and transferred to real estate. At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $37,033 and $29,155, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2004	2003		2004	2003
Middle Atlantic	29%	26%	Office	29%	27%
Pacific	26	25	Retail	22	27
E. North Central	18	16	Apartment	17	18
South Atlantic	12	17	Agricultural	12	14
E. South Central	6	7	Industrial	10	10
New England	3	3	Other	10	3
W. North Central	2	3	Hotel/Motel	—	1
W. South Central	2	2
Mountain	2	1

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $165,679 and $60,996 and credit default swaps with a fair value of $1,139 and $960, respectively. During the years ended December 31, 2004, 2003, and 2002, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $48,728.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $19,570.

For the years ended December 31, 2004 and 2003, the Company recorded unrealized gains (losses) of $0 and $(402), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements. The Company recognized income (loss) from options contracts in the amount of $(1), $47, and $4, for the years ended December 31, 2004, 2003, and 2002, respectively.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2004	2003
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$736,789	$467,845
Receive floating – pay floating	294,027	299,085
Receive floating – pay fixed	484,977	455,545

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $898, $(829), and $(2,396) for the years ended December 31, 2004, 2003, and 2002, respectively.

Open futures contracts at December 31, 2004 and 2003, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2004
37	S&P 500 March 2005 Futures	$11,148	$11,227

December 31, 2003
34	S&P 500 March 2004 Futures	$9,247	$9,530

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$858,426	$707,100	$1,047,258
Reinsurance assumed	97,207	102,095	236,488
Reinsurance ceded	(34,594)	(31,037)	(26,995)

Net premiums earned	$921,039	$778,158	$1,256,751

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $66,916, $63,403, and $194,095 for the years ended December 31, 2004, 2003, and 2002, respectively. The related aggregate reserves for policies and contracts are $2,214,064 and $2,422,181 at December 31, 2004 and 2003, respectively.

The Company received reinsurance recoveries in the amount of $14,151, $12,190, and $9,753 during 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $3,784 and $3,414, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $33,777 and $26,441, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,192 and the reserve credit taken of $3,167 was credited directly to unassigned surplus on a net of tax basis. During 2004 and 2003, the Company has amortized $72 and $75, respectively, into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $908,000 and $982,306 at December 31, 2004 and 2003, respectively.

On June 30, 2004, Academy Life Insurance Company, an affiliate, recaptured the business it had ceded under a reinsurance treaty with the Company. The Company paid $81,322 as consideration for this recapture, which has been included in the Company’s

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

statement of operations. The change in reserves of $88,102 related to the recapture has been reported as revenue in the Company’s statement of operations.

6. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2004	2003
Deferred income tax assets:
Loss carryforwards	$—	$14,407
Partnerships	—	980
Deferred intercompany loss	7,303	9,955
Guaranty funds	2,630	2,558
Nonadmitted assets	1,896	2,572
Tax basis deferred acquisition costs	31,258	34,209
Reserves	32,239	37,649
Unrealized capital losses	16,069	15,065
Other	1,595	5,403

Total deferred income tax assets	$92,990	$122,798

Total deferred income tax assets – nonadmitted	$42,680	$55,539

Deferred income tax liabilities:
Partnerships	$4,995	$—
Unrealized capital gains	11,219	17,104
Deferred intercompany gains	1,195	—
Other	4,017	4,573

Total deferred income tax liabilities	$21,426	$21,677

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$(29,557)	$(24,045)	$40,978

Change in deferred income tax assets - nonadmitted	$(12,859)	$(22,271)	$19,579

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax computed at the federal statutory rate (35%)	$39,964	$20,689	$31,790
Amortization of IMR	268	507	679
Deferred acquisition costs – tax basis	(2,945)	(1,909)	(1,204)
Depreciation	(153)	(136)	76
Dividends received deduction	(1,251)	(1,039)	(470)
Tax credits	(35,412)	(9,988)	(15,711)
Prior year under (over) accrual	(4,393)	(5,363)	2,548
Tax reserve valuation	(459)	1,952	1,146
All other adjustments	(6,203)	3,254	(5,716)

Federal income tax expense (benefit)	$(10,584)	$7,967	$13,138

Tax credits include low income housing credits which are investments which the Company’s primary benefit is a reduction in income tax expense via tax credits.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements of income deferred in the PSA ($17,425 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $6,099.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The Company has incurred income taxes during 2004, 2003 and 2002 of $312,070, $15,881, and $23,200, respectively, that will be available for recoupment in the event of future net losses.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. An examination is underway for 2001 through 2003. The Company believes the ultimate settlement of open tax years will not be material to the Company’s financial position.

7. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted 2.56% and 3.7% of ordinary life insurance in force at December 31, 2004 and 2003, respectively.

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$496,694	4%	$452,245	4%
Subject to discretionary withdrawal at book value less surrender charge	15,470	—	72,739	1
Subject to discretionary withdrawal at market value	8,197,024	68	7,183,275	63
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	1,004,433	8	978,019	8
Not subject to discretionary withdrawal provision	2,445,865	20	2,787,450	24

Total policy reserves on annuities and deposit fund liabilities	$12,159,486	100%	$11,473,728	100%

Included in the liability for deposit-type contracts at December 31, 2004 and 2003 are approximately $272,432 and $372,100, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2004, the contractual maturities were: 2005 - $0; 2006 - $263,372; 2007 - $0; 2008 - $0; 2009 - $0 and thereafter - $9,060.

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$4,948	$3,192	$1,756
Ordinary direct renewal business	19,655	4,421	15,234
Group life direct business	29,186	9,858	19,328
Reinsurance ceded	(462)	—	(462)

Total life and annuity	53,327	17,471	35,856

Accident and health:
Direct	7,842	—	7,842
Reinsurance assumed	8,936	—	8,936
Reinsurance ceded	(60)	—	(60)

Total accident and health	16,718	—	16,718

	$70,045	$17,471	$52,574

December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,171	$3,504	$2,667
Ordinary direct renewal business	18,966	4,291	14,675
Group life direct business	31,468	11,063	20,405
Reinsurance ceded	(321)	—	(321)

Total life and annuity	56,284	18,858	37,426

Accident and health:
Direct	6,277	—	6,277
Reinsurance assumed	3,957	—	3,957
Reinsurance ceded	(89)	—	(89)

Total accident and health	10,145	—	10,145

	$66,429	$18,858	$47,571

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2004 and 2003, the Company had insurance in force aggregating $2,857,421 and $2,347,709, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $10,704 and $14,066 to cover these deficiencies at December 31, 2004 and 2003, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2004	$—	$107	$619,404	$619,511

Reserves for separate accounts as of December 31, 2004 with assets at:
Fair value	$135,147	$42,184	$8,267,641	$8,444,972

	$135,147	$42,184	$8,267,641	$8,444,972

Reserves by withdrawal characteristics as of December 31, 2004:
With market value adjustment	$89,343	$42,184	$—	$131,527
At market value	—	—	8,208,852	8,208,852
Not subject to discretionary withdrawal	45,804	—	58,789	104,593

Total	$135,147	$42,184	$8,267,641	$8,444,972

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2003	$—	$291	$461,028	$461,319

Reserves for separate accounts as of December 31, 2003 with assets at:
Fair value	$308,924	$46,257	$7,210,346	$7,565,527

	$308,924	$46,257	$7,210,346	$7,565,527

Reserves by withdrawal characteristics as of December 31, 2003:
With market value adjustment	$80,397	$46,257	$—	$126,654
At market value	—	—	7,195,706	7,195,706
Not subject to discretionary withdrawal	228,527	—	14,640	243,167

Total	$308,924	$46,257	$7,210,346	$7,565,527

Premiums, deposits and other considerations for the year ended December 31, 2002	$—	$170	$811,751	$811,921

Reserves for separate accounts as of December 31, 2002 with assets at:
Fair value	$424,557	$49,389	$5,877,171	$6,351,117

	$424,557	$49,389	$5,877,171	$6,351,117

Reserves by withdrawal characteristics as of December 31, 2002:
With market value adjustment	$114,891	$49,389	$—	$164,280
At market value	—	—	5,866,270	5,866,270
Not subject to discretionary withdrawal	309,666	—	10,901	320,567

Total	$424,557	$49,389	$5,877,171	$6,351,117

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the Company’s separate accounts annual statement:
Transfers to separate accounts	$619,696	$461,451	$822,284
Transfers from separate accounts	(561,230)	(603,249)	(460,169)

Net transfers to (from) separate accounts	58,466	(141,798)	362,115
Reconciling adjustments	(132)	4,963	22

Net transfers to (from) separate accounts, as reported herein	$58,334	$(136,835)	$362,137

At December 31, 2004 and 2003, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Minimum Guaranteed Income Benefit	$16,486	$145	$—
2003	Minimum Guaranteed Income Benefit	$14,807	$68	$—

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2004 and 2003, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Minimum Guaranteed Death Benefit	$5,948,949	$19,156	$—
2003	Minimum Guaranteed Death Benefit	$5,471,422	$17,277	$—

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

8. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102/105 percent of the fair market value of the loaned securities as of the transaction date for domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102/105 percent of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102/105 percent of the fair value of the loaned securities. The program requirements restrict collateral from rehypothecation by any party involved in the transaction and has minimum limitations related to credit worthiness, duration and borrower levels. At December 31, 2004 and 2003, the value of securities loaned amounted to $217,956 and $0, respectively.

41

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2005, without prior regulatory approval, is $124,768.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus to be maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $25,768, $28,424, and $32,312, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $1,363, $640, and $376, respectively, to affiliates.

At December 31, 2004 and 2003, the Company had net short-term notes receivable from affiliates of $50,000 and $26,000, respectively. Interest on these notes accrue at the 30-day commercial paper rate at the time of issuance. The short-term note receivable outstanding at December 31, 2004 was fully repaid in January 2005.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a

42

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Related Party Transactions (continued)

liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8.5% per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2004, cumulative unpaid dividends relating to the preferred shares were $140,148.

During 2001, the Company purchased an option from AEGON USA, Inc. (AEGON), an affiliate, for $679. This option allows the Company to purchase up to 2,500 shares of Class C common stock of AEGON at 99.75% of their fair market value determined on the date of exercise. The Class C common stock shares have the right, as a Class, to elect the majority of the Board of Directors of AEGON. There are currently no outstanding Class C shares of AEGON. At December 31, 2004 and 2003, the carrying value and fair value of this option is $0 and $679, respectively.

11.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $5,749, $8,514, and $4,896, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Commitments and Contingencies

The Company may pledge assets as collateral for derivative transactions. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $10,946 and $11,782, respectively, at December 31, 2004 and $1,042 and $1,060, respectively, at December 31, 2003.

The Company has contingent commitments for additional funding of $54,068 and $58,009 at December 31, 2004 and December 31, 2004, respectively, for various joint ventures, partnerships, and limited liability companies.

At December 31, 2004 and 2003, the net amount of securities being acquired on a “to be announced” (TBA) basis was $219,805 and $61,569, respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

43

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,549 and $7,308 and an offsetting premium tax benefit of $1,075 and $1,316 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

As of December 31, 2004, the Company entered into an agreement with commitment amounts of $244,019 for which it was paid a fee to provide credit enhancement and a standby liquidity asset agreement. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

13. Managing General Agents

The Company had direct premiums written by managing general agents, as follows:

	Year Ended December 31
	2004	2003	2002
The Vanguard Group, Inc.	$498,981	$382,139	$485,776
Bolinger, Inc.	40,700	39,264	29,340
All others less than 5% of unassigned surplus	21,716	22,583	22,904

Total	$561,397	$443,986	$538,020

44

Statutory-Basis Financial

Statement Schedules

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$228,088	$235,647	$228,088
States, municipalities and political subdivisions	242,312	241,194	242,312
Foreign governments	70,661	79,107	70,661
Public utilities	259,992	280,848	259,992
All other corporate bonds	3,522,603	3,708,127	3,522,603
Preferred stocks	7,915	8,352	7,915

Total fixed maturities	4,331,571	4,553,275	4,331,571

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,843	1,882	1,882

Total equity securities	1,843	1,882	1,882

Mortgage loans on real estate	587,506		587,506
Real estate	7,521		7,521
Policy loans	151,651		151,651
Other long-term investments	327,064		327,064
Cash and short-term investments	174,544		174,544

Total investments	$5,581,700		$5,581,739

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

45

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2004
Individual life	$375,624	$—	$7,200	$68,958	$27,403	$53,127	$85,054
Individual health	16,618	2,731	4,513	18,330	1,365	13,350	5,573	$18,297
Group life and health	656,347	16,106	36,197	204,360	42,763	147,026	66,508	135,993
Annuity	2,592,840	—	—	629,391	218,997	751,096	100,088

	$3,641,429	$18,837	$47,910	$921,039	$290,528	$964,599	$257,223

Year ended December 31, 2003
Individual life	$461,978	$—	$9,039	$78,107	$27,233	$78,168	$22,137
Individual health	13,985	3,261	5,069	21,198	1,220	11,825	7,743	$18,982
Group life and health	682,376	17,570	37,586	202,566	40,312	139,504	65,443	138,274
Annuity	2,682,393	—	—	476,287	234,237	812,467	(83,636)

	$3,840,732	$20,831	$51,694	$778,158	$303,002	$1,041,964	$11,687

Year ended December 31, 2002
Individual life	$461,862	$—	$8,492	$70,289	$29,007	$69,526	$10,703
Individual health	12,993	4,067	5,668	23,670	1,411	9,745	7,742	$21,332
Group life and health	707,964	15,915	27,199	193,529	44,390	139,397	52,262	132,751
Annuity	2,766,068	—	—	969,263	285,752	858,413	404,264

	$3,948,887	$19,982	$41,359	$1,256,751	$360,560	$1,077,081	$474,971

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$9,096,026	$5,012,082	$1,800,618	$5,884,562	31%

Premiums:
Individual life	$74,758	$13,938	$8,138	$68,958	12%
Individual health	18,297	222	255	18,330	1%
Group life and health	135,993	20,434	88,801	204,360	43%
Annuity	629,378	—	13	629,391	0%

	$858,426	$34,594	$97,207	$921,039	11%

Year ended December 31, 2003
Life insurance in force	$7,740,015	$3,570,162	$2,222,407	$6,392,260	35%

Premiums:
Individual life	$73,577	$9,375	$13,905	$78,107	18%
Individual health	18,982	301	2,517	21,198	12%
Group life and health	138,274	21,361	85,653	202,566	42%
Annuity	476,267	—	20	476,287	0%

	$707,100	$31,037	$102,095	$778,158	13%

Year ended December 31, 2002
Life insurance in force	$5,780,232	$1,917,658	$3,052,776	$6,915,350	44%

Premiums:
Individual life	$64,218	$4,639	$10,710	$70,289	15%
Individual health	21,332	534	2,872	23,670	12%
Group life and health	132,751	21,822	82,600	193,529	43%
Annuity	828,957	—	140,306	969,263	14%

	$1,047,258	$26,995	$236,488	$1,256,751	19%

47

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Year Ended December 31, 2004

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

Of the Advisor’s Edge Variable Annuity

People’s Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of the People’s Benefit Life Insurance Company Separate Account V (comprised of VA Small Value, VA Large Value, VA International Value, VA International Small, VA Short-Term Fixed, VA Global Bond, Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Gartmore GVIT Developing Markets, Strong Multi Cap Value, Liberty Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Growth, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, American Century International, Capital Guardian Global, Capital Guardian Value, Clarion Real Estate Securities, Great Companies – Americasm, Great Companies – Technologysm, Templeton Great Companies Global, J.P. Morgan Enhanced Index, Janus Growth, PIMCO Total Return, Salomon All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Emerging Growth, AllianceBernstein Growth, AllianceBernstein Technology, AllianceBernstein Premier Growth, Dreyfus – Core Bond, Dreyfus Socially Responsible Growth Fund, Inc. – Service Class, Dreyfus VIF – Appreciation, Transamerica Small/Mid Cap Value, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Equity Index, Mid – Cap Index, REIT Index, Short – Term Investment Grade, Total Bond Market Index, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies subaccounts), which are available for investment by contract owners of Advisor’s Edge Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of People’s Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of Advisor’s Edge Variable Annuity at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Des Moines, Iowa

January 31, 2005

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	3,296,472.176	3,790,666.020	2,848,068.385	2,613,019.770

Cost	$41,116,971	$46,756,262	$29,154,658	$21,128,262

Investments in mutual funds, at net asset value	$51,589,790	$58,603,697	$41,382,434	$29,579,384
Receivable for units sold	12	30	2	—

Total assets	51,589,802	58,603,727	41,382,436	29,579,384

Liabilities
Payable for units redeemed	—	—	—	3

	$51,589,802	$58,603,727	$41,382,436	$29,579,381

Net Assets:
Deferred annuity contracts terminable by owners	$51,589,802	$58,603,727	$41,382,436	$29,579,381

Total Net Assets	$51,589,802	$58,603,727	$41,382,436	$29,579,381

Accumulation units outstanding:
M&E - 0.55%	1,481,443.6953	1,623,268.2499	1,098,010.5633	1,079,399.6151

M&E - 0.60%	12,784,226.4536	23,621,839.2974	13,113,305.3513	8,468,912.0581

M&E - 0.65%	618,201.2528	949,163.8267	864,883.4110	730,400.8097

M&E - 0.75%	1,209,931.7829	2,738,097.8368	1,324,915.1807	526,805.8745

Accumulation unit value:
M&E - 0.55%	$1.181284	$1.142164	$1.204565	$1.184747

M&E - 0.60%	$1.877030	$1.162208	$1.547241	$1.805267

M&E - 0.65%	$38.149891	$27.530251	$20.501250	$16.519544

M&E - 0.75%	$1.867137	$1.156087	$1.539099	$1.795784

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Assets
Investment in securities:
Number of shares	3,328,642.648	3,405,292.580	269,781.581	88,832.398

Cost	$34,074,091	$35,946,033	$4,442,468	$698,707

Investments in mutual funds, at net asset value	$33,519,431	$35,449,096	$5,576,385	$787,943
Receivable for units sold	—	2	—	—

Total assets	33,519,431	35,449,098	5,576,385	787,943

Liabilities
Payable for units redeemed	35	—	21	1

	$33,519,396	$35,449,098	$5,576,364	$787,942

Net Assets:
Deferred annuity contracts terminable by owners	$33,519,396	$35,449,098	$5,576,364	$787,942

Total Net Assets	$33,519,396	$35,449,098	$5,576,364	$787,942

Accumulation units outstanding:
M&E - 0.55%	1,690,345.1212	1,609,345.2056	221,091.8237	15,878.2929

M&E - 0.60%	15,560,121.2011	15,922,163.1471	1,538,677.9071	29,405.9223

M&E - 0.65%	960,798.9660	753,665.9880	123,963.2073	43,037.8778

M&E - 0.75%	1,751,843.8928	1,019,243.2568	421,219.1530	168,337.7004

Accumulation unit value:
M&E - 0.55%	$1.002169	$1.026981	$1.093156	$1.099232

M&E - 0.60%	$1.067822	$1.174465	$1.048705	$0.903168

M&E - 0.65%	$13.894007	$18.450519	$26.472830	$13.771444

M&E - 0.75%	$1.062080	$1.168298	$1.043162	$0.898411

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Assets
Investment in securities:
Number of shares	8,897,652.100	1,345,543.209	651,516.802	278,600.337

Cost	$8,897,652	$10,518,808	$7,579,932	$7,561,422

Investments in mutual funds, at net asset value	$8,897,652	$11,033,454	$7,557,595	$8,739,693
Receivable for units sold	35	—	—	—

Total assets	8,897,687	11,033,454	7,557,595	8,739,693

Liabilities
Payable for units redeemed	—	1	12	59

	$8,897,687	$11,033,453	$7,557,583	$8,739,634

Net Assets:
Deferred annuity contracts terminable by owners	$8,897,687	$11,033,453	$7,557,583	$8,739,634

Total Net Assets	$8,897,687	$11,033,453	$7,557,583	$8,739,634

Accumulation units outstanding:
M&E - 0.55%	597,816.4999	236,889.3367	9,986.5549	328,296.2006

M&E - 0.60%	3,867,753.6982	3,690,140.3631	1,851,148.9274	1,991,761.3083

M&E - 0.65%	262,559.7387	303,788.4871	297,704.4130	136,829.2522

M&E - 0.75%	787,903.0962	592,222.8341	376,640.2763	661,593.5653

Accumulation unit value:
M&E - 0.55%	$1.002774	$1.079295	$1.032882	$1.159786

M&E - 0.60%	$1.022638	$1.333153	$1.173397	$1.403700

M&E - 0.65%	$13.487982	$16.698744	$16.578556	$33.905369

M&E - 0.75%	$1.017256	$1.326143	$1.167228	$1.396325

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount
Assets
Investment in securities:
Number of shares	174,900.236	369,137.575	173,036.994	154,803.035

Cost	$3,447,262	$3,098,304	$1,436,969	$1,225,436

Investments in mutual funds, at net asset value	$4,452,960	$4,366,898	$2,036,645	$1,713,670
Receivable for units sold	—	—	—	—

Total assets	4,452,960	4,366,898	2,036,645	1,713,670

Liabilities
Payable for units redeemed	18	55	14	9

	$4,452,942	$4,366,843	$2,036,631	$1,713,661

Net Assets:
Deferred annuity contracts terminable by owners	$4,452,942	$4,366,843	$2,036,631	$1,713,661

Total Net Assets	$4,452,942	$4,366,843	$2,036,631	$1,713,661

Accumulation units outstanding:
M&E - 0.55%	17,144.2740	277,782.7400	1,183.9664	7,878.7952

M&E - 0.60%	944,530.9610	783,476.0019	664,566.2400	853,497.8601

M&E - 0.65%	74,012.2970	203,184.3960	61,828.2054	47,445.5360

M&E - 0.75%	454,008.1760	207,493.6660	357,556.1155	48,757.3823

Accumulation unit value:
M&E - 0.55%	$1.219009	$1.179473	$1.186971	$1.076070

M&E - 0.60%	$1.399715	$1.648088	$1.188178	$1.152953

M&E - 0.65%	$33.478705	$11.850324	$13.311104	$14.020673

M&E - 0.75%	$1.392339	$1.639412	$1.181914	$1.146916

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Assets
Investment in securities:
Number of shares	240,407.021	153,943.483	68,420.217	59,107.718

Cost	$1,979,268	$2,230,480	$682,600	$634,295

Investments in mutual funds, at net asset value	$2,416,091	$2,355,335	$825,148	$711,657
Receivable for units sold	—	—	—	—

Total assets	2,416,091	2,355,335	825,148	711,657

Liabilities
Payable for units redeemed	7	14	3	2

	$2,416,084	$2,355,321	$825,145	$711,655

Net Assets:
Deferred annuity contracts terminable by owners	$2,416,084	$2,355,321	$825,145	$711,655

Total Net Assets	$2,416,084	$2,355,321	$825,145	$711,655

Accumulation units outstanding:
M&E - 0.55%	—	8,224.0888	114,238.3644	4,104.6031

M&E - 0.60%	624,363.4274	701,797.6302	489,072.7658	313,270.4216

M&E - 0.65%	142,343.3234	92,014.5989	—	145,682.5106

M&E - 0.75%	203,564.0519	122,929.0676	94,903.7927	130,336.0807

Accumulation unit value:
M&E - 0.55%	$1.145856	$1.068290	$1.118828	$1.078659

M&E - 0.60%	$1.123422	$1.112038	$1.194875	$1.201594

M&E - 0.65%	$10.447810	$15.542412	$1.193301	$1.199995

M&E - 0.75%	$1.117506	$1.106177	$1.190160	$1.196796

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares	32,505.558	164,571.334	97,259.330	20,616.519

Cost	$359,320	$1,582,967	$776,853	$248,029

Investments in mutual funds, at net asset value	$393,317	$2,004,479	$837,403	$265,541
Receivable for units sold	—	—	—	—

Total assets	393,317	2,004,479	837,403	265,541

Liabilities
Payable for units redeemed	10	7	1	3

	$393,307	$2,004,472	$837,402	$265,538

Net Assets:
Deferred annuity contracts terminable by owners	$393,307	$2,004,472	$837,402	$265,538

Total Net Assets	$393,307	$2,004,472	$837,402	$265,538

Accumulation units outstanding:
M&E - 0.55%	—	—	36,078.5137	146,491.5140

M&E - 0.60%	274,797.3039	262,148.7887	488,193.9384	52,010.8723

M&E - 0.65%	11,071.5389	1,312,265.7240	158,464.8817	43,756.0602

M&E - 0.75%	42,067.9599	91,569.7087	61,552.0166	—

Accumulation unit value:
M&E - 0.55%	$1.092010	$1.112818	$1.122870	$1.096300

M&E - 0.60%	$1.200004	$1.204683	$1.125943	$1.095938

M&E - 0.65%	$1.198397	$1.203103	$1.124436	$1.095576

M&E - 0.75%	$1.195226	$1.199903	$1.121460	$1.094858

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount
Assets
Investment in securities:
Number of shares	50,924.271	244,458.675	52,878.529	7,250.728

Cost	$966,547	$3,442,327	$511,898	$23,783

Investments in mutual funds, at net asset value	$1,032,235	$4,681,384	$522,969	$31,106
Receivable for units sold	—	—	—	—

Total assets	1,032,235	4,681,384	522,969	31,106

Liabilities
Payable for units redeemed	13	49	10	3

	$1,032,222	$4,681,335	$522,959	$31,103

Net Assets:
Deferred annuity contracts terminable by owners	$1,032,222	$4,681,335	$522,959	$31,103

Total Net Assets	$1,032,222	$4,681,335	$522,959	$31,103

Accumulation units outstanding:
M&E - 0.55%	284,832.7041	161,625.1684	—	—

M&E - 0.60%	236,562.9250	727,653.2381	335,034.6274	20,901.0162

M&E - 0.65%	41,912.5871	111,270.2356	74,627.0304	—

M&E - 0.75%	341,631.8838	249,353.5993	24,521.3521	—

Accumulation unit value:
M&E - 0.55%	$1.141348	$1.362646	$1.013518	$1.079402

M&E - 0.60%	$1.140977	$1.900589	$1.204975	$1.488122

M&E - 0.65%	$1.140603	$23.426754	$1.203486	$1.486274

M&E - 0.75%	$1.139853	$1.890591	$1.200491	$1.482571

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Templeton Great Companies Global Subaccount	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	34,500.032	509,795.887	125,072.454	534,831.192

Cost	$655,852	$6,124,100	$3,127,709	$5,854,918

Investments in mutual funds, at net asset value	$610,305	$7,157,534	$4,363,778	$5,947,323
Receivable for units sold	—	—	—	—

Total assets	610,305	7,157,534	4,363,778	5,947,323

Liabilities
Payable for units redeemed	5	15	14	8

	$610,300	$7,157,519	$4,363,764	$5,947,315

Net Assets:
Deferred annuity contracts terminable by owners	$610,300	$7,157,519	$4,363,764	$5,947,315

Total Net Assets	$610,300	$7,157,519	$4,363,764	$5,947,315

Accumulation units outstanding:
M&E - 0.55%	—	40,111.8204	81,849.5718	561,646.0795

M&E - 0.60%	104,434.1024	1,470,499.1065	967,787.9665	3,858,224.3031

M&E - 0.65%	364,498.5743	420,976.3758	418,472.0344	355,490.9410

M&E - 0.75%	5,161.6717	356,013.1803	394,872.6115	469,691.2448

Accumulation unit value:
M&E - 0.55%	$1.091382	$1.097549	$1.120673	$1.040208

M&E - 0.60%	$1.288575	$1.000939	$0.922175	$1.145696

M&E - 0.65%	$1.286979	$12.559244	$7.210383	$1.144186

M&E - 0.75%	$1.283805	$0.995663	$0.917317	$1.141145

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Assets
Investment in securities:
Number of shares	17,618.398	198,303.405	57,273.130	145,045.825

Cost	$209,936	$3,576,936	$722,489	$1,796,982

Investments in mutual funds, at net asset value	$250,534	$4,140,575	$839,624	$1,955,218
Receivable for units sold	—	—	—	—

Total assets	250,534	4,140,575	839,624	1,955,218

Liabilities
Payable for units redeemed	9	5	4	4

	$250,525	$4,140,570	$839,620	$1,955,214

Net Assets:
Deferred annuity contracts terminable by owners	$250,525	$4,140,570	$839,620	$1,955,214

Total Net Assets	$250,525	$4,140,570	$839,620	$1,955,214

Accumulation units outstanding:
M&E - 0.55%	—	210,858.1019	4,043.3129	—

M&E - 0.60%	198,657.1858	1,691,423.8404	343,598.1677	533,575.2162

M&E - 0.65%	12,445.9898	1,379,373.4780	69,338.6342	976,395.2185

M&E - 0.75%	24,665.2482	442,463.1826	155,419.2223	172,451.3795

Accumulation unit value:
M&E - 0.55%	$1.071846	$1.118505	$1.072453	$1.090382

M&E - 0.60%	$1.063273	$1.112931	$1.472085	$1.163516

M&E - 0.65%	$1.061410	$1.110971	$1.469491	$1.161965

M&E - 0.75%	$1.057672	$1.107079	$1.464337	$1.158896

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount
Assets
Investment in securities:
Number of shares	291,308.892	19,711.889	31,286.361	5,229.656

Cost	$2,740,471	$291,645	$516,715	$71,089

Investments in mutual funds, at net asset value	$3,291,790	$351,857	$564,719	$78,863
Receivable for units sold	—	—	—	—

Total assets	3,291,790	351,857	564,719	78,863

Liabilities
Payable for units redeemed	8	1	4	2

	$3,291,782	$351,856	$564,715	$78,861

Net Assets:
Deferred annuity contracts terminable by owners	$3,291,782	$351,856	$564,715	$78,861

Total Net Assets	$3,291,782	$351,856	$564,715	$78,861

Accumulation units outstanding:
M&E - 0.55%	8,830.0400	2,180.4402	—	—

M&E - 0.60%	790,973.4010	351,969.3142	377,872.4175	80,852.1023

M&E - 0.65%	202,777.1764	28,254.8046	39,938.4117	14,129.6735

M&E - 0.75%	149,064.8031	63,389.8670	148,989.0762	4,469.1408

Accumulation unit value:
M&E - 0.55%	$1.148143	$1.077895	$1.084054	$1.105608

M&E - 0.60%	$1.159115	$0.788542	$0.997825	$0.793346

M&E - 0.65%	$10.814525	$0.787151	$0.996080	$0.791931

M&E - 0.75%	$1.153030	$0.784383	$0.992572	$0.789151

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AllianceBernstein Premier Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount
Assets
Investment in securities:
Number of shares	4,467.247	43,035.259	18,470.995	16,417.828

Cost	$91,325	$562,497	$425,166	$506,546

Investments in mutual funds, at net asset value	$103,238	$559,458	$462,883	$582,176
Receivable for units sold	—	—	—	2

Total assets	103,238	559,458	462,883	582,178

Liabilities
Payable for units redeemed	4	8	7	—

	$103,234	$559,450	$462,876	$582,178

Net Assets:
Deferred annuity contracts terminable by owners	$103,234	$559,450	$462,876	$582,178

Total Net Assets	$103,234	$559,450	$462,876	$582,178

Accumulation units outstanding:
M&E - 0.55%	65,072.9707	660.3435	—	2,157.4168

M&E - 0.60%	18,256.3146	258,913.9211	382,814.0291	434,587.2180

M&E - 0.65%	19,619.2889	93,816.9572	64,567.6976	61,903.3391

M&E - 0.75%	—	119,450.4156	103,043.6484	89,101.3573

Accumulation unit value:
M&E - 0.55%	$1.091803	$1.053576	$1.053324	$1.025329

M&E - 0.60%	$0.850602	$1.185342	$0.841950	$0.991372

M&E - 0.65%	$0.849087	$1.183247	$0.840456	$0.989615

M&E - 0.75%	$0.846104	$1.179094	$0.837514	$0.986163

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Assets
Investment in securities:
Number of shares	94,124.361	9,671.125	12,132.378	13,222.494

Cost	$754,661	$112,082	$142,580	$136,185

Investments in mutual funds, at net asset value	$1,594,467	$120,502	$154,809	$160,389
Receivable for units sold	—	—	—	—

Total assets	1,594,467	120,502	154,809	160,389

Liabilities
Payable for units redeemed	15	1	—	6

	$1,594,452	$120,501	$154,809	$160,383

Net Assets:
Deferred annuity contracts terminable by owners	$1,594,452	$120,501	$154,809	$160,383

Total Net Assets	$1,594,452	$120,501	$154,809	$160,383

Accumulation units outstanding:
M&E - 0.55%	—	4,854.7191	10,805.9346	—

M&E - 0.60%	168,398.4545	82,141.9280	85,712.1029	71,488.3514

M&E - 0.65%	61,702.5643	34,833.4366	58,591.8150	76,394.3174

M&E - 0.75%	25,270.1114	17,307.6386	—	25,681.9303

Accumulation unit value:
M&E - 0.55%	$—	$1.062001	$1.096953	$1.045499

M&E - 0.60%	$1.358181	$0.859954	$0.991361	$0.925493

M&E - 0.65%	$21.580876	$0.858432	$0.989604	$0.923862

M&E - 0.75%	$1.351056	$0.855419	$0.986125	$0.920609

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount	Short-Term Investment Grade Subaccount
Assets
Investment in securities:
Number of shares	680,146.599	245,377.581	488,976.397	739,006.976

Cost	$17,015,277	$3,358,357	$7,896,677	$7,834,273

Investments in mutual funds, at net asset value	$19,241,347	$3,992,293	$9,823,536	$7,848,254
Receivable for units sold	—	—	—	—

Total assets	19,241,347	3,992,293	9,823,536	7,848,254

Liabilities
Payable for units redeemed	51	27	52	5

	$19,241,296	$3,992,266	$9,823,484	$7,848,249

Net Assets:
Deferred annuity contracts terminable by owners	$19,241,296	$3,992,266	$9,823,484	$7,848,249

Total Net Assets	$19,241,296	$3,992,266	$9,823,484	$7,848,249

Accumulation units outstanding:
M&E - 0.55%	1,052,682.3074	380,084.6114	578,009.3243	363,467.3878

M&E - 0.60%	13,328,664.8481	1,919,259.9144	4,242,532.1650	5,604,990.3525

M&E - 0.65%	1,227,352.0011	213,787.8435	812,377.1194	437,811.9095

M&E - 0.75%	1,199,088.5214	657,374.8924	451,134.4959	810,288.6975

Accumulation unit value:
M&E - 0.55%	$1.092958	$1.183281	$1.341632	$1.012584

M&E - 0.60%	$1.148713	$1.270854	$1.644141	$1.092107

M&E - 0.65%	$1.147196	$1.269154	$1.641967	$1.090718

M&E - 0.75%	$1.144147	$1.265777	$1.637629	$1.087798

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	507,785.372	16,556.774	10,894.960

Cost	$5,789,201	$460,329	$136,108

Investments in mutual funds, at net asset value	$5,829,376	$499,683	$153,946
Receivable for units sold	—	—	—

Total assets	5,829,376	499,683	153,946

Liabilities
Payable for units redeemed	12	12	5

	$5,829,364	$499,671	$153,941

Net Assets:
Deferred annuity contracts terminable by owners	$5,829,364	$499,671	$153,941

Total Net Assets	$5,829,364	$499,671	$153,941

Accumulation units outstanding:
M&E - 0.55%	969,309.6803	46,012.0445	—

M&E - 0.60%	3,432,334.1351	89,625.8501	110,156.2861

M&E - 0.65%	480,132.2898	49,130.9075	25,141.6733

M&E - 0.75%	328,976.9642	224,026.2629	1,435.9103

Accumulation unit value:
M&E - 0.55%	$1.038902	$1.223374	$1.126292

M&E - 0.60%	$1.137478	$1.222968	$1.125929

M&E - 0.65%	$1.135982	$1.222571	$1.125557

M&E - 0.75%	$1.132964	$1.221755	$1.124815

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$176,006	$561,311	$751,935	$522,303
Expenses
Administrative, mortality and expense risk charge	270,255	306,498	208,926	143,082

Net investment income (loss)	(94,249)	254,813	543,009	379,221

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,242,041	—	486,546	544,794
Proceeds from sales	4,939,055	2,740,259	3,460,172	2,601,516
Cost of investments sold	3,103,739	2,531,384	2,439,608	1,648,280

Net realized capital gains (losses) on investments	7,077,357	208,875	1,507,110	1,498,030

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,238,295	4,258,818	6,105,909	4,388,527
End of period	10,472,819	11,847,435	12,227,776	8,451,122

Net change in unrealized appreciation/depreciation of investments	2,234,524	7,588,617	6,121,867	4,062,595

Net realized and unrealized capital gains (losses) on investments	9,311,881	7,797,492	7,628,977	5,560,625

Increase (decrease) in net assets from operations	$9,217,632	$8,052,305	$8,171,986	$5,939,846

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Net investment income (loss)
Income:
Dividends	$450,584	$681,069	$83,321	$33,534
Expenses
Administrative, mortality and expense risk charge	195,449	193,830	37,436	5,025

Net investment income (loss)	255,135	487,239	45,885	28,509

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	6,817,245	3,902,162	2,112,395	115,130
Cost of investments sold	6,894,334	3,799,084	1,880,745	132,856

Net realized capital gains (losses) on investments	(77,089)	103,078	231,650	(17,726)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(422,574)	(579,142)	935,621	32,998
End of period	(554,660)	(496,937)	1,133,917	89,236

Net change in unrealized appreciation/depreciation of investments	(132,086)	82,205	198,296	56,238

Net realized and unrealized capital gains (losses) on investments	(209,175)	185,283	429,946	38,512

Increase (decrease) in net assets from operations	$45,960	$672,522	$475,831	$67,021

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount
Net investment income (loss)
Income:
Dividends	$111,989	$710,146	$369,965	$—
Expenses
Administrative, mortality and expense risk charge	94,553	62,854	52,614	52,877

Net investment income (loss)	17,436	647,292	317,351	(52,877)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	43,202	—
Proceeds from sales	53,185,717	8,809,611	2,406,666	8,752,154
Cost of investments sold	53,185,717	8,149,060	2,390,444	7,722,930

Net realized capital gains (losses) on investments	—	660,551	59,424	1,029,224

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	922,090	114,487	817,086
End of period	—	514,646	(22,337)	1,178,271

Net change in unrealized appreciation/depreciation of investments	—	(407,444)	(136,824)	361,185

Net realized and unrealized capital gains (losses) on investments	—	253,107	(77,400)	1,390,409

Increase (decrease) in net assets from operations	$17,436	$900,399	$239,951	$1,337,532

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount
Net investment income (loss)
Income:
Dividends	$31,682	$22,255	$—	$—
Expenses
Administrative, mortality and expense risk charge	23,844	23,888	12,206	9,287

Net investment income (loss)	7,838	(1,633)	(12,206)	(9,287)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	166,269	—	—
Proceeds from sales	2,819,593	970,347	589,595	292,725
Cost of investments sold	1,649,398	581,175	504,284	248,085

Net realized capital gains (losses) on investments	1,170,195	555,441	85,311	44,640

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,174,262	1,101,814	373,852	356,913
End of period	1,005,698	1,268,594	599,676	488,234

Net change in unrealized appreciation/depreciation of investments	(168,564)	166,780	225,824	131,321

Net realized and unrealized capital gains (losses) on investments	1,001,631	722,221	311,135	175,961

Increase (decrease) in net assets from operations	$1,009,469	$720,588	$298,929	$166,674

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$21,870	$—	$428	$1,930
Expenses
Administrative, mortality and expense risk charge	13,791	18,319	3,309	3,559

Net investment income (loss)	8,079	(18,319)	(2,881)	(1,629)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	4,286	7,796
Proceeds from sales	577,148	16,277,799	74,936	96,517
Cost of investments sold	477,132	15,903,222	56,809	74,332

Net realized capital gains (losses) on investments	100,016	374,577	22,413	29,981

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	246,544	235,343	82,221	50,878
End of period	436,823	124,855	142,548	77,362

Net change in unrealized appreciation/depreciation of investments	190,279	(110,488)	60,327	26,484

Net realized and unrealized capital gains (losses) on investments	290,295	264,089	82,740	56,465

Increase (decrease) in net assets from operations	$298,374	$245,770	$79,859	$54,836

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount (1)
Net investment income (loss)
Income:
Dividends	$361	$3,344	$—	$185
Expenses
Administrative, mortality and expense risk charge	1,126	10,169	4,617	365

Net investment income (loss)	(765)	(6,825)	(4,617)	(180)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,185	11,389	—	—
Proceeds from sales	24,962	57,851	1,028,456	993
Cost of investments sold	20,949	41,926	946,424	969

Net realized capital gains (losses) on investments	5,198	27,314	82,032	24

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	10,339	216,897	78,865	—
End of period	33,997	421,512	60,550	17,512

Net change in unrealized appreciation/depreciation of investments	23,658	204,615	(18,315)	17,512

Net realized and unrealized capital gains (losses) on investments	28,856	231,929	63,717	17,536

Increase (decrease) in net assets from operations	$28,091	$225,104	$59,100	$17,356

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Capital Guardian Value Subaccount (1)	Clarion Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount
Net investment income (loss)
Income:
Dividends	$1,109	$78,191	$4,079	$—
Expenses
Administrative, mortality and expense risk charge	1,049	25,167	3,076	150

Net investment income (loss)	60	53,024	1,003	(150)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	74,642	—	—
Proceeds from sales	1,773	1,928,636	327,663	271
Cost of investments sold	1,685	1,436,101	322,033	202

Net realized capital gains (losses) on investments	88	567,177	5,630	69

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	785,076	3,797	4,955
End of period	65,688	1,239,057	11,071	7,323

Net change in unrealized appreciation/depreciation of investments	65,688	453,981	7,274	2,368

Net realized and unrealized capital gains (losses) on investments	65,776	1,021,158	12,904	2,437

Increase (decrease) in net assets from operations	$65,836	$1,074,182	$13,907	$2,287

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Templeton Great Companies Global Subaccount	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	PIMCO Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$255	$75,026	$—	$63,089
Expenses
Administrative, mortality and expense risk charge	3,954	57,867	26,929	27,439

Net investment income (loss)	(3,699)	17,159	(26,929)	35,650

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	61,782
Proceeds from sales	248,964	5,189,394	828,188	1,116,582
Cost of investments sold	341,816	4,389,813	582,651	1,068,011

Net realized capital gains (losses) on investments	(92,852)	799,581	245,537	110,353

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(191,191)	1,131,642	878,628	78,349
End of period	(45,547)	1,033,434	1,236,069	92,405

Net change in unrealized appreciation/depreciation of investments	145,644	(98,208)	357,441	14,056

Net realized and unrealized capital gains (losses) on investments	52,792	701,373	602,978	124,409

Increase (decrease) in net assets from operations	$49,093	$718,532	$576,049	$160,059

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$427	$—	$—	$55,596
Expenses
Administrative, mortality and expense risk charge	1,514	19,508	4,547	12,482

Net investment income (loss)	(1,087)	(19,508)	(4,547)	43,114

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	30,543
Proceeds from sales	142,193	1,741,199	219,936	2,168,493
Cost of investments sold	107,538	1,458,046	161,161	2,029,845

Net realized capital gains (losses) on investments	34,655	283,153	58,775	169,191

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	58,380	359,408	74,134	168,062
End of period	40,598	563,639	117,135	158,236

Net change in unrealized appreciation/depreciation of investments	(17,782)	204,231	43,001	(9,826)

Net realized and unrealized capital gains (losses) on investments	16,873	487,384	101,776	159,365

Increase (decrease) in net assets from operations	$15,786	$467,876	$97,229	$202,479

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount
Net investment income (loss)
Income:
Dividends	$66,634	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	20,740	2,071	4,484	611

Net investment income (loss)	45,894	(2,071)	(4,484)	(611)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,626,507	32,790	371,747	515,668
Cost of investments sold	1,382,957	34,105	287,593	425,778

Net realized capital gains (losses) on investments	243,550	(1,315)	84,154	89,890

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	439,218	35,293	47,891	49,600
End of period	551,319	60,212	48,004	7,774

Net change in unrealized appreciation/depreciation of investments	112,101	24,919	113	(41,826)

Net realized and unrealized capital gains (losses) on investments	355,651	23,604	84,267	48,064

Increase (decrease) in net assets from operations	$401,545	$21,533	$79,783	$47,453

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	AllianceBernstein Premier Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$30,909	$683	$8,021
Expenses
Administrative, mortality and expense risk charge	2,788	5,007	2,305	4,085

Net investment income (loss)	(2,788)	25,902	(1,622)	3,936

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	586,748	546,912	23,565	301,173
Cost of investments sold	569,155	552,569	24,929	256,670

Net realized capital gains (losses) on investments	17,593	(5,657)	(1,364)	44,503

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,919	(235)	13,329	97,997
End of period	11,913	(3,039)	37,717	75,630

Net change in unrealized appreciation/depreciation of investments	2,994	(2,804)	24,388	(22,367)

Net realized and unrealized capital gains (losses) on investments	20,587	(8,461)	23,024	22,136

Increase (decrease) in net assets from operations	$17,799	$17,441	$21,402	$26,072

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	11,534	640	1,583	763

Net investment income (loss)	(11,534)	(640)	(1,583)	(763)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	692,398	188,945	222,471	4,653
Cost of investments sold	580,743	157,468	198,664	3,578

Net realized capital gains (losses) on investments	111,655	31,477	23,807	1,075

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	707,536	23,755	15,945	13,509
End of period	839,806	8,420	12,229	24,204

Net change in unrealized appreciation/depreciation of investments	132,270	(15,335)	(3,716)	10,695

Net realized and unrealized capital gains (losses) on investments	243,925	16,142	20,091	11,770

Increase (decrease) in net assets from operations	$232,391	$15,502	$18,508	$11,007

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount	Short-Term Investment Grade Subaccount
Net investment income (loss)
Income:
Dividends	$157,090	$19,362	$183,632	$187,499
Expenses
Administrative, mortality and expense risk charge	86,707	16,528	42,885	41,887

Net investment income (loss)	70,383	2,834	140,747	145,612

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	309,691	—	121,756	—
Proceeds from sales	2,109,113	714,841	2,392,111	1,722,403
Cost of investments sold	1,699,068	543,011	1,792,403	1,733,383

Net realized capital gains (losses) on investments	719,736	171,830	721,464	(10,980)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,457,058	257,534	842,577	48,266
End of period	2,226,070	633,936	1,926,859	13,981

Net change in unrealized appreciation/depreciation of investments	769,012	376,402	1,084,282	(34,285)

Net realized and unrealized capital gains (losses) on investments	1,488,748	548,232	1,805,746	(45,265)

Increase (decrease) in net assets from operations	$1,559,131	$551,066	$1,946,493	$100,347

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount (1)	Fidelity-VIP Value Strategies Subaccount (1)
Net investment income (loss)
Income:
Dividends	$154,991	$—	$—
Expenses
Administrative, mortality and expense risk charge	23,475	562	219

Net investment income (loss)	131,516	(562)	(219)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,082	—	—
Proceeds from sales	752,278	83,403	692
Cost of investments sold	787,538	79,755	672

Net realized capital gains (losses) on investments	(30,178)	3,648	20

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	12,959	—	—
End of period	40,175	39,354	17,838

Net change in unrealized appreciation/depreciation of investments	27,216	39,354	17,838

Net realized and unrealized capital gains (losses) on investments	(2,962)	43,002	17,858

Increase (decrease) in net assets from operations	$128,554	$42,440	$17,639

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	VA Small Value Subaccount		VA Large Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(94,249)	$(135,221)	$254,813	$234,674
Net realized capital gains (losses) on investments	7,077,357	3,767,666	208,875	(583,130)
Net change in unrealized appreciation/ depreciation of investments	2,234,524	11,212,957	7,588,617	10,148,864

Increase (decrease) in net assets from operations	9,217,632	14,845,402	8,052,305	9,800,408

Contract transactions
Net contract purchase payments	6,385,424	2,725,892	7,914,726	3,611,499
Transfer payments from (to) other subaccounts or general account	(55,548)	(586,710)	4,018,912	2,126,820
Contract terminations, withdrawals, and other deductions	(1,768,046)	(1,787,518)	(2,115,686)	(2,460,355)
Contract maintenance charges	(7,533)	(5,274)	(7,927)	(6,161)

Increase (decrease) in net assets from contract transactions	4,554,297	346,390	9,810,025	3,271,803

Net increase (decrease) in net assets	13,771,929	15,191,792	17,862,330	13,072,211

Net assets:
Beginning of the period	37,817,873	22,626,081	40,741,397	27,669,186

End of the period	$51,589,802	$37,817,873	$58,603,727	$40,741,397

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	VA International Value Subaccount		VA International Small Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$543,009	$280,360	$379,221	$220,458
Net realized capital gains (losses) on investments	1,507,110	935,739	1,498,030	922,859
Net change in unrealized appreciation/ depreciation of investments	6,121,867	8,130,156	4,062,595	4,888,615

Increase (decrease) in net assets from operations	8,171,986	9,346,255	5,939,846	6,031,932

Contract transactions
Net contract purchase payments	5,479,553	2,240,366	4,806,672	1,314,354
Transfer payments from (to) other subaccounts or general account	798,119	68,098	2,131,568	360,483
Contract terminations, withdrawals, and other deductions	(1,444,381)	(1,801,601)	(832,265)	(799,740)
Contract maintenance charges	(5,463)	(4,449)	(3,034)	(2,434)

Increase (decrease) in net assets from contract transactions	4,827,828	502,414	6,102,941	872,663

Net increase (decrease) in net assets	12,999,814	9,848,669	12,042,787	6,904,595

Net assets:
Beginning of the period	28,382,622	18,533,953	17,536,594	10,631,999

End of the period	$41,382,436	$28,382,622	$29,579,381	$17,536,594

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	VA Short-Term Fixed Subaccount		VA Global Bond Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$255,135	$170,171	$487,239	$561,054
Net realized capital gains (losses) on investments	(77,089)	261,466	103,078	1,113,845
Net change in unrealized appreciation/ depreciation of investments	(132,086)	(240,630)	82,205	(1,206,124)

Increase (decrease) in net assets from operations	45,960	191,007	672,522	468,775

Contract transactions
Net contract purchase payments	4,826,126	3,774,285	5,989,438	2,425,082
Transfer payments from (to) other subaccounts or general account	2,772,157	3,753,122	3,304,148	5,328,227
Contract terminations, withdrawals, and other deductions	(2,158,535)	(2,406,869)	(1,136,688)	(1,875,182)
Contract maintenance charges	(4,825)	(5,535)	(3,903)	(4,389)

Increase (decrease) in net assets from contract transactions	5,434,923	5,115,003	8,152,995	5,873,738

Net increase (decrease) in net assets	5,480,883	5,306,010	8,825,517	6,342,513

Net assets:
Beginning of the period	28,038,513	22,732,503	26,623,581	20,281,068

End of the period	$33,519,396	$28,038,513	$35,449,098	$26,623,581

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$45,885	$50,985	$28,509	$36,420
Net realized capital gains (losses) on investments	231,650	(339,851)	(17,726)	(110,686)
Net change in unrealized appreciation/ depreciation of investments	198,296	1,653,751	56,238	196,283

Increase (decrease) in net assets from operations	475,831	1,364,885	67,021	122,017

Contract transactions
Net contract purchase payments	270,964	324,359	34,937	38,539
Transfer payments from (to) other subaccounts or general account	(749,518)	(597,960)	(53,406)	37,375
Contract terminations, withdrawals, and other deductions	(671,920)	(780,494)	(46,200)	(68,636)
Contract maintenance charges	(1,680)	(2,141)	(269)	(288)

Increase (decrease) in net assets from contract transactions	(1,152,154)	(1,056,236)	(64,938)	6,990

Net increase (decrease) in net assets	(676,323)	308,649	2,083	129,007

Net assets:
Beginning of the period	6,252,687	5,944,038	785,859	656,852

End of the period	$5,576,364	$6,252,687	$787,942	$785,859

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$17,436	$6,768	$647,292	$650,416
Net realized capital gains (losses) on investments	—	—	660,551	488,110
Net change in unrealized appreciation/ depreciation of investments	—	—	(407,444)	729,197

Increase (decrease) in net assets from operations	17,436	6,768	900,399	1,867,723

Contract transactions
Net contract purchase payments	17,149,168	23,927,157	539,059	458,534
Transfer payments from (to) other subaccounts or general account	(3,302,521)	(17,102,045)	(3,441,073)	2,952,572
Contract terminations, withdrawals, and other deductions	(14,729,966)	(17,980,119)	(423,374)	(1,189,430)
Contract maintenance charges	(2,481)	(5,169)	(1,562)	(1,679)

Increase (decrease) in net assets from contract transactions	(885,800)	(11,160,176)	(3,326,950)	2,219,997

Net increase (decrease) in net assets	(868,364)	(11,153,408)	(2,426,551)	4,087,720

Net assets:
Beginning of the period	9,766,051	20,919,459	13,460,004	9,372,284

End of the period	$8,897,687	$9,766,051	$11,033,453	$13,460,004

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$317,351	$340,122	$(52,877)	$(45,032)
Net realized capital gains (losses) on investments	59,424	363,519	1,029,224	1,132,409
Net change in unrealized appreciation/ depreciation of investments	(136,824)	(521,419)	361,185	1,454,421

Increase (decrease) in net assets from operations	239,951	182,222	1,337,532	2,541,798

Contract transactions
Net contract purchase payments	284,279	1,005,054	755,463	451,028
Transfer payments from (to) other subaccounts or general account	(902,612)	(1,298,656)	(2,095,288)	2,362,549
Contract terminations, withdrawals, and other deductions	(580,376)	(2,770,422)	(796,399)	(395,714)
Contract maintenance charges	(1,999)	(2,623)	(2,247)	(2,038)

Increase (decrease) in net assets from contract transactions	(1,200,708)	(3,066,647)	(2,138,471)	2,415,825

Net increase (decrease) in net assets	(960,757)	(2,884,425)	(800,939)	4,957,623

Net assets:
Beginning of the period	8,518,340	11,402,765	9,540,573	4,582,950

End of the period	$7,557,583	$8,518,340	$8,739,634	$9,540,573

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Wanger International Small Cap Subaccount		Gartmore GVIT Developing Markets Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$7,838	$(16,648)	$(1,633)	$(14,440)
Net realized capital gains (losses) on investments	1,170,195	301,512	555,441	(80,697)
Net change in unrealized appreciation/ depreciation of investments	(168,564)	1,524,217	166,780	1,335,187

Increase (decrease) in net assets from operations	1,009,469	1,809,081	720,588	1,240,050

Contract transactions
Net contract purchase payments	140,226	148,968	286,282	278,787
Transfer payments from (to) other subaccounts or general account	(827,618)	339,686	246,709	(170,134)
Contract terminations, withdrawals, and other deductions	(169,060)	(261,139)	(100,013)	(148,611)
Contract maintenance charges	(1,445)	(1,216)	(712)	(629)

Increase (decrease) in net assets from contract transactions	(857,897)	226,299	432,266	(40,587)

Net increase (decrease) in net assets	151,572	2,035,380	1,152,854	1,199,463

Net assets:
Beginning of the period	4,301,370	2,265,990	3,213,989	2,014,526

End of the period	$4,452,942	$4,301,370	$4,366,843	$3,213,989

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Strong Multi Cap Value Subaccount		Liberty Small Company Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(12,206)	$(9,159)	$(9,287)	$(7,308)
Net realized capital gains (losses) on investments	85,311	(194,361)	44,640	(30,193)
Net change in unrealized appreciation/ depreciation of investments	225,824	768,027	131,321	471,727

Increase (decrease) in net assets from operations	298,929	564,507	166,674	434,226

Contract transactions
Net contract purchase payments	11,775	98,889	254,327	112,481
Transfer payments from (to) other subaccounts or general account	(168,381)	(145,112)	(128,305)	211,955
Contract terminations, withdrawals, and other deductions	(30,074)	(199,112)	(29,742)	(140,771)
Contract maintenance charges	(336)	(363)	(347)	(251)

Increase (decrease) in net assets from contract transactions	(187,016)	(245,698)	95,933	183,414

Net increase (decrease) in net assets	111,913	318,809	262,607	617,640

Net assets:
Beginning of the period	1,924,718	1,605,909	1,451,054	833,414

End of the period	$2,036,631	$1,924,718	$1,713,661	$1,451,054

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Credit Suisse - International Focus Subaccount		Credit Suisse - Small Cap Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$8,079	$1,569	$(18,319)	$(18,292)
Net realized capital gains (losses) on investments	100,016	240,046	374,577	638,901
Net change in unrealized appreciation/ depreciation of investments	190,279	284,293	(110,488)	230,971

Increase (decrease) in net assets from operations	298,374	525,908	245,770	851,580

Contract transactions
Net contract purchase payments	154,892	109,564	260,962	109,447
Transfer payments from (to) other subaccounts or general account	168,444	191,835	(264,155)	(522,707)
Contract terminations, withdrawals, and other deductions	(259,529)	(260,198)	(226,489)	(167,356)
Contract maintenance charges	(614)	(585)	(564)	(578)

Increase (decrease) in net assets from contract transactions	63,193	40,616	(230,246)	(581,194)

Net increase (decrease) in net assets	361,567	566,524	15,524	270,386

Net assets:
Beginning of the period	2,054,517	1,487,993	2,339,797	2,069,411

End of the period	$2,416,084	$2,054,517	$2,355,321	$2,339,797

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(2,881)	$(1,379)	$(1,629)	$(1,223)
Net realized capital gains (losses) on investments	22,413	695	29,981	621
Net change in unrealized appreciation/ depreciation of investments	60,327	82,145	26,484	48,479

Increase (decrease) in net assets from operations	79,859	81,461	54,836	47,877

Contract transactions
Net contract purchase payments	134,388	234,526	47,482	48,764
Transfer payments from (to) other subaccounts or general account	169,454	98,531	188,426	178,971
Contract terminations, withdrawals, and other deductions	(26,316)	(409)	(18,311)	(319)
Contract maintenance charges	(323)	(34)	(875)	(230)

Increase (decrease) in net assets from contract transactions	277,203	332,614	216,722	227,186

Net increase (decrease) in net assets	357,062	414,075	271,558	275,063

Net assets:
Beginning of the period	468,083	54,008	440,097	165,034

End of the period	$825,145	$468,083	$711,655	$440,097

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(765)	$(235)	$(6,825)	$(3,269)
Net realized capital gains (losses) on investments	5,198	2,219	27,314	2,051
Net change in unrealized appreciation/ depreciation of investments	23,658	10,579	204,615	216,320

Increase (decrease) in net assets from operations	28,091	12,563	225,104	215,102

Contract transactions
Net contract purchase payments	213,849	32,782	53,794	500,012
Transfer payments from (to) other subaccounts or general account	38,129	63,833	446,203	546,586
Contract terminations, withdrawals, and other deductions	(7,143)	(6,315)	(9,946)	(7,480)
Contract maintenance charges	(420)	(239)	(2,678)	(35)

Increase (decrease) in net assets from contract transactions	244,415	90,061	487,373	1,039,083

Net increase (decrease) in net assets	272,506	102,624	712,477	1,254,185

Net assets:
Beginning of the period	120,801	18,177	1,291,995	37,810

End of the period	$393,307	$120,801	$2,004,472	$1,291,995

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	American Century International Subaccount		Capital Guardian Global Subaccount	Capital Guardian Value Subaccount
	2004	2003	2004(1)	2004(1)
Operations
Net investment income (loss)	$(4,617)	$(4,206)	$(180)	$60
Net realized capital gains (losses) on investments	82,032	95,845	24	88
Net change in unrealized appreciation/ depreciation of investments	(18,315)	69,112	17,512	65,688

Increase (decrease) in net assets from operations	59,100	160,751	17,356	65,836

Contract transactions
Net contract purchase payments	143,132	93,786	152,000	303,599
Transfer payments from (to) other subaccounts or general account	(300,008)	(1,355,103)	96,809	663,982
Contract terminations, withdrawals, and other deductions	(15,654)	(32,487)	(627)	(1,195)
Contract maintenance charges	(264)	(208)	—	—

Increase (decrease) in net assets from contract transactions	(172,794)	(1,294,012)	248,182	966,386

Net increase (decrease) in net assets	(113,694)	(1,133,261)	265,538	1,032,222

Net assets:
Beginning of the period	951,096	2,084,357	—	—

End of the period	$837,402	$951,096	$265,538	$1,032,222

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Clarion Real Estate Securities Subaccount		Great Companies - AmericaSM Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$53,024	$40,346	$1,003	$(38)
Net realized capital gains (losses) on investments	567,177	474,713	5,630	(52)
Net change in unrealized appreciation/ depreciation of investments	453,981	816,285	7,274	4,843

Increase (decrease) in net assets from operations	1,074,182	1,331,344	13,907	4,753

Contract transactions
Net contract purchase payments	177,584	177,815	73,724	—
Transfer payments from (to) other subaccounts or general account	(759,685)	(1,008,836)	393,612	13,491
Contract terminations, withdrawals, and other deductions	(112,980)	(193,293)	(5,479)	(341)
Contract maintenance charges	(1,157)	(974)	(57)	—

Increase (decrease) in net assets from contract transactions	(696,238)	(1,025,288)	461,800	13,150

Net increase (decrease) in net assets	377,944	306,056	475,707	17,903

Net assets:
Beginning of the period	4,303,391	3,997,335	47,252	29,349

End of the period	$4,681,335	$4,303,391	$522,959	$47,252

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Great Companies - TechnologySM Subaccount		Templeton Great Companies Global Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(150)	$(88)	$(3,699)	$(3,839)
Net realized capital gains (losses) on investments	69	640	(92,852)	(454,082)
Net change in unrealized appreciation/ depreciation of investments	2,368	5,048	145,644	562,568

Increase (decrease) in net assets from operations	2,287	5,600	49,093	104,647

Contract transactions
Net contract purchase payments	6,134	—	24,428	844
Transfer payments from (to) other subaccounts or general account	(20)	16,104	51,124	(328,706)
Contract terminations, withdrawals, and other deductions	(101)	(414)	(96,935)	(26,816)
Contract maintenance charges	—	—	(307)	(385)

Increase (decrease) in net assets from contract transactions	6,013	15,690	(21,690)	(355,063)

Net increase (decrease) in net assets	8,300	21,290	27,403	(250,416)

Net assets:
Beginning of the period	22,803	1,513	582,897	833,313

End of the period	$31,103	$22,803	$610,300	$582,897

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Janus Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$17,159	$(11,824)	$(26,929)	$(26,727)
Net realized capital gains (losses) on investments	799,581	(835,595)	245,537	(296,653)
Net change in unrealized appreciation/ depreciation of investments	(98,208)	2,759,394	357,441	1,418,869

Increase (decrease) in net assets from operations	718,532	1,911,975	576,049	1,095,489

Contract transactions
Net contract purchase payments	352,476	344,558	166,334	157,100
Transfer payments from (to) other subaccounts or general account	(3,408,651)	3,167,423	(127,927)	(2,082,519)
Contract terminations, withdrawals, and other deductions	(485,998)	(893,853)	(379,271)	(574,627)
Contract maintenance charges	(1,842)	(2,166)	(1,699)	(1,720)

Increase (decrease) in net assets from contract transactions	(3,544,015)	2,615,962	(342,563)	(2,501,766)

Net increase (decrease) in net assets	(2,825,483)	4,527,937	233,486	(1,406,277)

Net assets:
Beginning of the period	9,983,002	5,455,065	4,130,278	5,536,555

End of the period	$7,157,519	$9,983,002	$4,363,764	$4,130,278

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$35,650	$19,036	$(1,087)	$(755)
Net realized capital gains (losses) on investments	110,353	101,510	34,655	(4,271)
Net change in unrealized appreciation/ depreciation of investments	14,056	10,394	(17,782)	98,991

Increase (decrease) in net assets from operations	160,059	130,940	15,786	93,965

Contract transactions
Net contract purchase payments	754,509	1,240,689	38,596	29,910
Transfer payments from (to) other subaccounts or general account	1,177,119	872,501	(82,579)	122,410
Contract terminations, withdrawals, and other deductions	(236,776)	(240,750)	(9,969)	(146,842)
Contract maintenance charges	(1,076)	(328)	(67)	(199)

Increase (decrease) in net assets from contract transactions	1,693,776	1,872,112	(54,019)	5,279

Net increase (decrease) in net assets	1,853,835	2,003,052	(38,233)	99,244

Net assets:
Beginning of the period	4,093,480	2,090,428	288,758	189,514

End of the period	$5,947,315	$4,093,480	$250,525	$288,758

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(19,508)	$(3,082)	$(4,547)	$(2,143)
Net realized capital gains (losses) on investments	283,153	(11,386)	58,775	(11,812)
Net change in unrealized appreciation/ depreciation of investments	204,231	169,624	43,001	104,721

Increase (decrease) in net assets from operations	467,876	155,156	97,229	90,766

Contract transactions
Net contract purchase payments	493,125	211,363	82,127	40,073
Transfer payments from (to) other subaccounts or general account	1,931,232	821,772	328,927	50,023
Contract terminations, withdrawals, and other deductions	(83,346)	(88,990)	(51,702)	(95,827)
Contract maintenance charges	(1,233)	(350)	(329)	(292)

Increase (decrease) in net assets from contract transactions	2,339,778	943,795	359,023	(6,023)

Net increase (decrease) in net assets	2,807,654	1,098,951	456,252	84,743

Net assets:
Beginning of the period	1,332,916	233,965	383,368	298,625

End of the period	$4,140,570	$1,332,916	$839,620	$383,368

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Value Balanced Subaccount		Van Kampen Active International Allocation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$43,114	$4,756	$45,894	$34,034
Net realized capital gains (losses) on investments	169,191	14,280	243,550	(67,663)
Net change in unrealized appreciation/ depreciation of investments	(9,826)	12,647	112,101	940,131

Increase (decrease) in net assets from operations	202,479	31,683	401,545	906,502

Contract transactions
Net contract purchase payments	129,439	114,526	252,242	182,314
Transfer payments from (to) other subaccounts or general account	1,563,693	(7,243)	(336,720)	(1,924,901)
Contract terminations, withdrawals, and other deductions	(119,047)	(373)	(186,181)	(285,598)
Contract maintenance charges	(933)	(18)	(900)	(1,005)

Increase (decrease) in net assets from contract transactions	1,573,152	106,892	(271,559)	(2,029,190)

Net increase (decrease) in net assets	1,775,631	138,575	129,986	(1,122,688)

Net assets:
Beginning of the period	179,583	41,008	3,161,796	4,284,484

End of the period	$1,955,214	$179,583	$3,291,782	$3,161,796

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Van Kampen Emerging Growth Subaccount		AllianceBernstein Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(2,071)	$(1,819)	$(4,484)	$(1,355)
Net realized capital gains (losses) on investments	(1,315)	(19,426)	84,154	(1,562)
Net change in unrealized appreciation/ depreciation of investments	24,919	91,702	113	60,785

Increase (decrease) in net assets from operations	21,533	70,457	79,783	57,868

Contract transactions
Net contract purchase payments	14,105	106,148	23,263	18,909
Transfer payments from (to) other subaccounts or general account	15,338	25,063	128,829	148,339
Contract terminations, withdrawals, and other deductions	(20,551)	(67,457)	(18,642)	(8,184)
Contract maintenance charges	(201)	(143)	(307)	(14)

Increase (decrease) in net assets from contract transactions	8,691	63,611	133,143	159,050

Net increase (decrease) in net assets	30,224	134,068	212,926	216,918

Net assets:
Beginning of the period	321,632	187,564	351,789	134,871

End of the period	$351,856	$321,632	$564,715	$351,789

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AllianceBernstein Technology Subaccount		AllianceBernstein Premier Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(611)	$(1,665)	$(2,788)	$(711)
Net realized capital gains (losses) on investments	89,890	(3,647)	17,593	(6,903)
Net change in unrealized appreciation/ depreciation of investments	(41,826)	66,279	2,994	31,031

Increase (decrease) in net assets from operations	47,453	60,967	17,799	23,417

Contract transactions
Net contract purchase payments	23,246	—	61,696	555
Transfer payments from (to) other subaccounts or general account	(497,306)	432,593	(20,815)	(5,823)
Contract terminations, withdrawals, and other deductions	(4,492)	(13,863)	(23,144)	(75,769)
Contract maintenance charges	(8)	(7)	(51)	(31)

Increase (decrease) in net assets from contract transactions	(478,560)	418,723	17,686	(81,068)

Net increase (decrease) in net assets	(431,107)	479,690	35,485	(57,651)

Net assets:
Beginning of the period	509,968	30,278	67,749	125,400

End of the period	$78,861	$509,968	$103,234	$67,749

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Dreyfus - Core Bond Subaccount		Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$25,902	$33,317	$(1,622)	$(864)
Net realized capital gains (losses) on investments	(5,657)	39,925	(1,364)	(930)
Net change in unrealized appreciation/ depreciation of investments	(2,804)	(9,928)	24,388	33,883

Increase (decrease) in net assets from operations	17,441	63,314	21,402	32,089

Contract transactions
Net contract purchase payments	13,812	52,385	20,186	141,842
Transfer payments from (to) other subaccounts or general account	(297,477)	274,926	168,792	1,405
Contract terminations, withdrawals, and other deductions	(29,027)	(124,276)	(158)	(2,390)
Contract maintenance charges	(252)	(223)	(159)	(62)

Increase (decrease) in net assets from contract transactions	(312,944)	202,812	188,661	140,795

Net increase (decrease) in net assets	(295,503)	266,126	210,063	172,884

Net assets:
Beginning of the period	854,953	588,827	252,813	79,929

End of the period	$559,450	$854,953	$462,876	$252,813

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Dreyfus VIF - Appreciation Subaccount		Transamerica Small/Mid Cap Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$3,936	$4,456	$(11,534)	$(11,129)
Net realized capital gains (losses) on investments	44,503	(43,387)	111,655	(604,294)
Net change in unrealized appreciation/ depreciation of investments	(22,367)	154,544	132,270	1,721,342

Increase (decrease) in net assets from operations	26,072	115,613	232,391	1,105,919

Contract transactions
Net contract purchase payments	48,408	261,923	29,017	12,602
Transfer payments from (to) other subaccounts or general account	(279,352)	78,336	(581,932)	(653,873)
Contract terminations, withdrawals, and other deductions	(17,057)	(106,128)	(54,654)	(279,454)
Contract maintenance charges	(169)	(287)	(703)	(871)

Increase (decrease) in net assets from contract transactions	(248,170)	233,844	(608,272)	(921,596)

Net increase (decrease) in net assets	(222,098)	349,457	(375,881)	184,323

Net assets:
Beginning of the period	804,276	454,819	1,970,333	1,786,010

End of the period	$582,178	$804,276	$1,594,452	$1,970,333

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Seligman Global Technology Subaccount		Seligman Communications and Information Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(640)	$(699)	$(1,583)	$(544)
Net realized capital gains (losses) on investments	31,477	(838)	23,807	(1,953)
Net change in unrealized appreciation/ depreciation of investments	(15,335)	30,810	(3,716)	25,218

Increase (decrease) in net assets from operations	15,502	29,273	18,508	22,721

Contract transactions
Net contract purchase payments	55,683	12,740	66,038	7,483
Transfer payments from (to) other subaccounts or general account	(134,271)	115,175	(68,156)	102,514
Contract terminations, withdrawals, and other deductions	(6,557)	(4,334)	(16,342)	(4,130)
Contract maintenance charges	(61)	(44)	(46)	(23)

Increase (decrease) in net assets from contract transactions	(85,206)	123,537	(18,506)	105,844

Net increase (decrease) in net assets	(69,704)	152,810	2	128,565

Net assets:
Beginning of the period	190,205	37,395	154,807	26,242

End of the period	$120,501	$190,205	$154,809	$154,807

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Seligman Capital Subaccount		Equity Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(763)	$(441)	$70,383	$25,999
Net realized capital gains (losses) on investments	1,075	(5,701)	719,736	138,695
Net change in unrealized appreciation/ depreciation of investments	10,695	27,452	769,012	1,403,240

Increase (decrease) in net assets from operations	11,007	21,310	1,559,131	1,567,934

Contract transactions
Net contract purchase payments	10,085	5,102	5,162,816	2,489,856
Transfer payments from (to) other subaccounts or general account	64,227	24,611	3,158,277	2,729,678
Contract terminations, withdrawals, and other deductions	(697)	(36,997)	(632,376)	(250,568)
Contract maintenance charges	(61)	(50)	(2,513)	(279)

Increase (decrease) in net assets from contract transactions	73,554	(7,334)	7,686,204	4,968,687

Net increase (decrease) in net assets	84,561	13,976	9,245,335	6,536,621

Net assets:
Beginning of the period	75,822	61,846	9,995,961	3,459,340

End of the period	$160,383	$75,822	$19,241,296	$9,995,961

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Mid-Cap Index Subaccount		REIT Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$2,834	$(1,260)	$140,747	$64,709
Net realized capital gains (losses) on investments	171,830	24,552	721,464	100,431
Net change in unrealized appreciation/ depreciation of investments	376,402	263,107	1,084,282	754,588

Increase (decrease) in net assets from operations	551,066	286,399	1,946,493	919,728

Contract transactions
Net contract purchase payments	1,080,437	613,951	1,287,416	818,140
Transfer payments from (to) other subaccounts or general account	708,883	599,843	1,682,778	2,113,065
Contract terminations, withdrawals, and other deductions	(161,784)	(63,132)	(488,189)	(170,426)
Contract maintenance charges	(1,737)	(117)	(757)	(149)

Increase (decrease) in net assets from contract transactions	1,625,799	1,150,545	2,481,248	2,760,630

Net increase (decrease) in net assets	2,176,865	1,436,944	4,427,741	3,680,358

Net assets:
Beginning of the period	1,815,401	378,457	5,395,743	1,715,385

End of the period	$3,992,266	$1,815,401	$9,823,484	$5,395,743

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Short-Term Investment Grade Subaccount		Total Bond Market Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$145,612	$55,906	$131,516	$82,530
Net realized capital gains (losses) on investments	(10,980)	9,602	(30,178)	3,594
Net change in unrealized appreciation/ depreciation of investments	(34,285)	16,766	27,216	(13,971)

Increase (decrease) in net assets from operations	100,347	82,274	128,554	72,153

Contract transactions
Net contract purchase payments	1,666,640	1,623,637	1,545,948	1,759,959
Transfer payments from (to) other subaccounts or general account	1,642,517	2,056,755	1,460,347	116,606
Contract terminations, withdrawals, and other deductions	(832,674)	(209,310)	(134,528)	(69,572)
Contract maintenance charges	(1,213)	(790)	(133)	—

Increase (decrease) in net assets from contract transactions	2,475,270	3,470,292	2,871,634	1,806,993

Net increase (decrease) in net assets	2,575,617	3,552,566	3,000,188	1,879,146

Net assets:
Beginning of the period	5,272,632	1,720,066	2,829,176	950,030

End of the period	$7,848,249	$5,272,632	$5,829,364	$2,829,176

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
	2004 (1)	2004 (1)
Operations
Net investment income (loss)	$(562)	$(219)
Net realized capital gains (losses) on investments	3,648	20
Net change in unrealized appreciation/ depreciation of investments	39,354	17,838

Increase (decrease) in net assets from operations	42,440	17,639

Contract transactions
Net contract purchase payments	81,084	59,589
Transfer payments from (to) other subaccounts or general account	383,314	77,115
Contract terminations, withdrawals, and other deductions	(7,167)	(402)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	457,231	136,302

Net increase (decrease) in net assets	499,671	153,941

Net assets:
Beginning of the period	—	—

End of the period	$499,671	$153,941

See accompanying notes.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge Variable Annuity. Activity in these subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor’s Edge Select Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

Subaccount Investment by Fund:

DFA Investment Dimensions Group, Inc.:	Credit Suisse Trust:
VA Small Value Portfolio	Credit Suisse-International Focus Portfolio
VA Large Value Portfolio	Credit Suisse-Small Cap Growth Portfolio
VA International Value Portfolio	AEGON/Transamerica Series Fund, Inc. - Initial Class:
VA International Small Portfolio	Asset Allocation-Growth Portfolio-Initial Class
VA Short-Term Fixed Portfolio	Asset Allocation-Conservative Portfolio-Initial Class
VA Global Bond Portfolio	Asset Allocation-Moderate Portfolio-Initial Class
Federated Insurance Series:	Asset Allocation-Moderate Growth Portfolio-Initial Class
Federated American Leaders Fund II	American Century International-Initial Class
Federated Capital Income Fund II	Capital Guardian Global-Initial Class
Federated Prime Money Fund II	Capital Guardian Value-Initial Class
Federated High Income Bond Fund II	Clarion Real Estate Securities-Initial Class
Federated Fund for U.S. Government Securities II	Great Companies - AmericaSM - Initial Class
Wanger Advisors Trust:	Great Companies - TechnologySM - Initial Class
Wanger U.S. Smaller Companies	Templeton Great Companies Global-Initial Class
Wanger International Small Cap	J.P. Morgan Enhanced Index-Initial Class
Gartmore Variable Insurance Trust:	Janus Growth-Initial Class
Gartmore GVIT Developing Markets Fund	PIMCO Total Return-Initial Class
Strong Variable Insurance Funds, Inc.:	Salomon All Cap-Initial Class
Strong Multi Cap Value Fund II	Transamerica Equity-Initial Class
SteinRoe Variable Investment Trust:
Liberty Small Company Growth Fund, Variable Series-Class A

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Transamerica Growth Opportunities-Initial Class

Transamerica Small/Mid Cap Value

Transamerica Value Balanced-Initial Class

Van Kampen Active International Allocation-Initial Class

Van Kampen Emerging Growth-Initial Class

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Technology Portfolio-Class B

AllianceBernstein Premier Growth Portfolio-Class B

Dreyfus Investment Portfolios - Service Class:

Dreyfus-Core Bond Portfolio-Service Class

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus Variable Investment Fund - Service Class:

Dreyfus VIF-Appreciation Portfolio-Service Class

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Short-Term Investment Grade Portfolio

Total Bond Market Index Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AllianceBernstein Growth	June 18, 2001
AllianceBernstein Premier Growth	June 18, 2001
AllianceBernstein Technology	June 18, 2001
Dreyfus - Core Bond	June 18, 2001
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	June 18, 2001
Dreyfus VIF - Appreciation	June 18, 2001
Salomon All Cap	June 18, 2001
Seligman Capital	June 18, 2001
Seligman Communications and Information	June 18, 2001
Seligman Global Technology	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerican Growth Opportunities	June 18, 2001
VanKampen Emerging Growth	June 18, 2001
American Century International	May 1, 2002
Asset Allocation - Conservative	May 1, 2002
Asset Allocation - Growth	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation - Moderate Growth	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Value Balanced	May 1, 2002
Equity Index	May 1, 2002
Mid-Cap Index	May 1, 2002
REIT Index	May 1, 2002
Short-Term Investment Grade Portfolio	May 1, 2002
Total Bond Market Index	May 1, 2002
Great Companies - AmericaSM	July 1, 2002
Great Companies - TechnologySM	July 1, 2002
Capital Guardian Global	May 1, 2004
Capital Guardian Value	May 1, 2004
Fidelity - VIP Mid Cap	May 1, 2004
Fidelity - VIP Value Strategies	May 1, 2004

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2004:

Portfolio	Formerly
VA Small Value Portfolio	DFA-VA Small Value Portfolio
VA Large Value Portfolio	DFA-VA Large Value Portfolio
VA International Value Portfolio	DFA-VA International Value Portfolio
VA International Small Portfolio	DFA-VA International Small Portfolio
VA Short-Term Fixed Portfolio	DFA-VA Short-Term Fixed Portfolio
VA Global Bond Portfolio	DFA-VA Global Bond Portfolio
Transamerica Small/Mid Cap Value	Dreyfus Small Cap Value
Short-Term Investment Grade Portfolio	Short-Term Corporate Portfolio
Templeton Great Companies Global	Janus Global

The following Portfolio mergers were made effective May 1, 2004:

Portfolio	Formerly
Great Companies - AmericaSM	GE U.S. Equity
Transamerica Growth Opportunities	PBHG Mid Cap Growth
Transamerica Value Balanced	LKCM Strategic Total Return
Janus Global	Templeton Great Companies Global
Transamerica Equity	Alger Aggressive Growth

The Transamerica Small/Mid Cap Value Subaccount is only available to contract owners that held an investment in this subaccount on July 1, 2002.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2004.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
DFA Investment Dimensions Group, Inc.:
VA Small Value Portfolio	$14,641,133	$4,939,055
VA Large Value Portfolio	12,805,056	2,740,259
VA International Value Portfolio	9,317,544	3,460,172
VA International Small Portfolio	9,628,475	2,601,516
VA Short-Term Fixed Portfolio	12,507,353	6,817,245
VA Global Bond Portfolio	12,542,390	3,902,162
Federated Insurance Series:
Federated American Leaders Fund II	1,006,100	2,112,395
Federated Capital Income Fund II	78,700	115,130
Federated Prime Money Fund II	52,317,320	53,185,717
Federated High Income Bond Fund II	6,129,950	8,809,611
Federated Fund for U.S. Government Securities II	1,566,530	2,406,666
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	6,560,846	8,752,154
Wanger International Small Cap	1,969,498	2,819,593
Gartmore Variable Insurance Trust:
Gartmore GVIT Developing Markets Fund	1,567,257	970,347
Strong Variable Insurance Funds, Inc.:
Strong Multi Cap Value Fund II	390,358	589,595
SteinRoe Variable Investment Trust:
Liberty Small Company Growth Fund, Variable Series-Class A	379,369	292,725
Credit Suisse Trust:
Credit Suisse - International Focus Portfolio	648,403	577,148
Credit Suisse - Small Cap Growth Portfolio	16,029,232	16,277,799
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Asset Allocation - Growth Portfolio-Initial Class	353,544	74,936
Asset Allocation - Conservative Portfolio-Initial Class	319,399	96,517
Asset Allocation - Moderate Portfolio-Initial Class	269,804	24,962
Asset Allocation - Moderate Growth Portfolio-Initial Class	549,788	57,851
American Century International-Initial Class	851,034	1,028,456
Capital Guardian Global-Initial Class	248,998	993
Capital Guardian Value-Initial Class	968,232	1,773
Clarion Real Estate Securities-Initial Class	1,360,107	1,928,636

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
Great Companies - AmericaSM-Initial Class	790,475	327,663
Great Companies - TechnologySM-Initial Class	6,135	271
Templeton Great Companies Global-Initial Class	178,142	248,964
J.P. Morgan Enhanced Index-Initial Class	1,662,482	5,189,394
Janus Growth-Initial Class	458,684	828,188
PIMCO Total Return-Initial Class	2,907,801	1,116,582
Salomon All Cap-Initial Class	87,093	142,193
Transamerica Equity-Initial Class	2,972,447	1,741,199
Transamerica Growth Opportunities-Initial Class	574,411	219,936
Transamerica Small/Mid Cap Value	72,575	692,398
Transamerica Value Balanced-Initial Class	2,151,972	2,168,493
Van Kampen Active International Allocation-Initial Class	1,400,810	1,626,507
Van Kampen Emerging Growth-Initial Class	39,402	32,790
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	500,408	371,747
AllianceBernstein Technology Portfolio-Class B	36,495	515,668
AllianceBernstein Premier Growth Portfolio-Class B	601,652	586,748
Dreyfus Investment Portfolios - Service Class:
Dreyfus - Core Bond Portfolio-Service Class	259,878	546,912
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	210,607	23,565
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF - Appreciation Portfolio-Service Class	56,937	301,173
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	103,093	188,945
Seligman Communications and Information Portfolio-Class 2 Shares	202,375	222,471
Seligman Capital Portfolio-Class 2 Shares	77,446	4,653
Vanguard Variable Insurance Fund:
Equity Index Portfolio	10,175,373	2,109,113
Mid-Cap Index Portfolio	2,343,491	714,841
REIT Index Portfolio	5,135,911	2,392,111
Short-Term Investment Grade Portfolio	4,343,287	1,722,403
Total Bond Market Index Portfolio	3,760,526	752,278
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	540,084	83,403
Fidelity-VIP Value Strategies Portfolio-Initial Class	136,780	692

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount	VA Short-Term Fixed Subaccount
Units outstanding at January 1, 2003	8,429,817	12,310,570	8,115,826	4,606,909	8,009,301
Units purchased	2,746,475	4,717,032	2,754,767	1,347,834	3,865,687
Units redeemed and transferred	(386,871)	1,809,834	228,031	240,329	491,131

Units outstanding at December 31, 2003	10,789,421	18,837,436	11,098,624	6,195,072	12,366,119
Units purchased	4,568,956	8,292,353	4,823,370	3,545,557	7,687,385
Units redeemed and transferred	735,426	1,802,580	479,121	1,064,889	(90,395)

Units outstanding at December 31, 2004	16,093,803	28,932,369	16,401,115	10,805,518	19,963,109

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Units outstanding at January 1, 2003	6,783,049	2,095,034	169,266	10,941,419	5,241,215
Units purchased	2,446,041	568,146	82,297	23,032,911	561,019
Units redeemed and transferred	2,021,448	(566,451)	70,225	(28,995,513)	1,244,074

Units outstanding at December 31, 2003	11,250,538	2,096,729	321,788	4,978,817	7,046,308
Units purchased	6,655,031	678,233	18,834	19,072,913	584,546
Units redeemed and transferred	1,398,849	(470,010)	(83,962)	(18,535,697)	(2,807,813)

Units outstanding at December 31, 2004	19,304,418	2,304,952	256,660	5,516,033	4,823,041

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	Strong Multi Cap Value Subaccount
Units outstanding at January 1, 2003	2,827,231	1,763,435	633,258	860,048	1,123,357
Units purchased	993,767	527,867	193,913	361,103	181,912
Units redeemed and transferred	(1,437,885)	334,126	181,476	(181,737)	(94,167)

Units outstanding at December 31, 2003	2,383,113	2,625,428	1,008,647	1,039,414	1,211,102
Units purchased	363,020	851,081	237,895	483,435	10,266
Units redeemed and transferred	(210,653)	(358,029)	243,154	(50,912)	(136,233)

Units outstanding at December 31, 2004	2,535,480	3,118,480	1,489,696	1,471,937	1,085,135

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Liberty Small Company Growth Subaccount	Credit Suisse - International Focus Subaccount	Credit Suisse - Small Cap Growth Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Units outstanding at January 1, 2003	600,718	511,415	1,324,553	66,702	183,067
Units purchased	119,795	224,744	252,893	275,651	64,894
Units redeemed and transferred	37,100	(41,645)	(690,823)	102,365	151,611

Units outstanding at December 31, 2003	757,613	694,514	886,623	444,718	399,572
Units purchased	252,846	222,986	292,732	163,427	70,924
Units redeemed and transferred	(52,879)	52,771	(254,390)	90,070	122,898

Units outstanding at December 31, 2004	957,580	970,271	924,965	698,215	593,394

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount(1)	Capital Guardian Value Subaccount(1)
Units outstanding at January 1, 2003	20,819	44,780	2,622,989	—	—
Units purchased	44,960	616,202	128,839	—	—
Units redeemed and transferred	45,688	550,313	(1,790,255)	—	—

Units outstanding at December 31, 2003	111,467	1,211,295	961,573	—	—
Units purchased	189,627	135,658	169,323	146,896	364,227
Units redeemed and transferred	26,843	319,031	(386,607)	95,362	540,713

Units outstanding at December 31, 2004	327,937	1,665,984	744,289	242,258	904,940

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Clarion Real Estate Securities Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount	Templeton Great Companies Global Subaccount	J.P. Morgan Enhanced Index Subaccount
Units outstanding at January 1, 2003	1,789,691	30,522	1,641	115,587	1,954,204
Units purchased	149,562	—	—	112	508,214
Units redeemed and transferred	(892,692)	9,129	14,819	(49,674)	860,108

Units outstanding at December 31, 2003	1,046,561	39,651	16,460	66,025	3,322,526
Units purchased	215,433	62,353	4,556	20,217	691,251
Units redeemed and transferred	(12,092)	332,179	(115)	387,852	(1,726,177)

Units outstanding at December 31, 2004	1,249,902	434,183	20,901	474,094	2,287,600

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Growth Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Units outstanding at January 1, 2003	2,092,364	1,976,562	260,184	315,896	306,945
Units purchased	467,577	1,185,370	35,562	286,655	44,411
Units redeemed and transferred	(819,237)	550,752	(893)	776,861	(49,052)

Units outstanding at December 31, 2003	1,740,704	3,712,684	294,853	1,379,412	302,304
Units purchased	319,258	1,435,871	38,071	651,812	73,831
Units redeemed and transferred	(196,980)	96,498	(97,156)	1,692,895	196,264

Units outstanding at December 31, 2004	1,862,982	5,245,053	235,768	3,724,119	572,399

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount
Units outstanding at January 1, 2003	46,016	1,789,415	323,010	206,295	57,016
Units purchased	130,581	207,873	165,506	23,954	—
Units redeemed and transferred	(7,819)	(894,870)	(53,805)	171,529	616,352

Units outstanding at December 31, 2003	168,778	1,102,418	434,711	401,778	673,368
Units purchased	82,777	231,571	21,789	24,695	31,155
Units redeemed and transferred	1,430,867	(182,344)	(10,706)	140,327	(605,072)

Units outstanding at December 31, 2004	1,682,422	1,151,645	445,794	566,800	99,451

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Premier Growth Subaccount	Dreyfus - Core Bond Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Transamerica Small/Mid Cap Value Subaccount
Units outstanding at January 1, 2003	194,796	549,261	125,103	574,346	571,317
Units purchased	803	48,460	193,516	380,943	7,085
Units redeemed and transferred	(109,743)	151,766	(2,022)	(109,758)	(192,159)

Units outstanding at December 31, 2003	85,856	749,487	316,597	845,531	386,243
Units purchased	65,654	52,696	24,963	61,356	6,863
Units redeemed and transferred	(48,561)	(329,341)	208,865	(319,138)	(137,735)

Units outstanding at December 31, 2004	102,949	472,842	550,425	587,749	255,371

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount
Units outstanding at January 1, 2003	60,743	41,798	97,158	4,236,075	474,659
Units purchased	17,864	10,256	7,230	3,079,388	769,920
Units redeemed and transferred	150,247	120,398	(16,098)	2,271,153	464,931

Units outstanding at December 31, 2003	228,854	172,452	88,290	9,586,616	1,709,510
Units purchased	92,128	113,455	11,372	5,271,071	1,116,629
Units redeemed and transferred	(181,844)	(130,797)	73,903	1,950,101	344,368

Units outstanding at December 31, 2004	139,138	155,110	173,565	16,807,788	3,170,507

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	REIT Index Subaccount	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount(1)	Fidelity-VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2003	1,822,963	1,645,082	894,571	0	—
Units purchased	927,137	1,713,974	1,726,804	0	—
Units redeemed and transferred	1,509,583	1,541,267	(44,046)	—	—

Units outstanding at December 31, 2003	4,259,683	4,900,323	2,577,329	—	—
Units purchased	1,269,264	1,778,798	1,520,636	77,122	62,735
Units redeemed and transferred	555,106	537,437	1,112,788	331,673	73,999

Units outstanding at December 31, 2004	6,084,053	7,216,558	5,210,753	408,795	136,734

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA Small Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	16,093,803 10,789,421 8,429,817 2,248,069	$1.18 to $1.87 1.53 to 1.53 0.93 to 0.93 1.05 to 1.05	$51,589,802 37,817,873 22,626,081 19,000,155	0.41 0.15 0.31 0.64%	0.55% to 0.75% 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	18.13 % to 22.22% 65.18 to 64.93 (11.25) to (11.38) 4.61 to 4.53

VA Large Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	28,932,369 18,837,435 12,310,570 4,187,395	1.14 to 1.16 1.00 to 0.99 0.75 to 0.74 0.94 to 0.94	58,603,727 40,741,397 27,669,186 27,545,596	1.15 1.37 1.19 1.44	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	14.22 to 16.51 33.68 to 33.48 (20.84) to (20.96) (5.88) to (5.95)

VA International Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	16,401,115 11,098,624 8,115,826 2,928,714	1.20 to 1.54 1.23 to 1.22 0.82 to 0.82 0.91 to 0.91	41,382,436 28,382,622 18,533,953 16,150,219	2.26 1.92 2.21 2.07	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	20.46 to 25.78 49.33 to 49.11 (9.24) to (9.37) (9.37) to (9.45)

VA International Small	12/31/2004 12/31/2003 12/31/2002 12/31/2001	10,805,518 6,195,072 4,606,909 1,824,502	1.18 to 1.80 1.41 to 1.40 0.90 to 0.90 0.87 to 0.87	29,579,381 17,536,594 10,631,999 7,952,889	2.28 2.31 1.94 2.23	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	18.47 to 27.98 56.65 to 56.42 2.75 to 2.60 (12.50) to (12.57)

VA Short-Term Fixed	12/31/2004 12/31/2003 12/31/2002 12/31/2001	19,963,109 12,366,119 8,009,301 2,957,785	1.00 to 1.06 1.07 to 1.06 1.06 to 1.06 1.03 to 1.03	33,519,396 28,038,513 22,732,503 16,834,786	1.46 1.30 2.35 4.35	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	0.22 to 0.02 0.80 to 0.64 3.06 to 2.90 0 2.61 to 2.53

VA Global Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	19,304,418 11,250,537 6,783,049 2,615,057	1.03 to 1.17 1.15 to 1.15 1.13 to 1.12 1.03 to 1.03	35,449,098 26,623,581 20,281,068 15,099,860	2.20 3.04 2.98 4.19	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	2.70 to 2.01 2.18 to 2.03 9.29 to 9.13 2.94 to 2.86

Federated American Leaders	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,304,952 2,096,729 2,095,034 1,212,933	1.09 to 1.04 0.96 to 0.96 0.76 to 0.76 0.95 to 0.95	5,576,364 6,252,687 5,944,038 9,902,320	1.42 1.54 1.12 1.27	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	9.32 to 8.96 26.93 to 26.74 (20.69) to (20.81) (4.54) to (4.61)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated Capital Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	256,660 321,788 169,266 205,152	$1.10 to $0.90 0.83 to 0.82 0.69 to 0.69 0.91 to 0.91	$787,942 785,859 656,852 1,271,096	4.43 6.05 5.72 3.49%	0.55% to 0.75% 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	9.92 % to 9.10% 19.95 to 19.77 (24.40) to (24.52) (8.85) to (8.92)

Federated Prime Money	12/31/2004 12/31/2003 12/31/2002 12/31/2001	5,516,033 4,978,817 10,941,419 6,511,385	1.00 to 1.02 1.02 to 1.02 1.02 to 1.02 1.01 to 1.01	8,897,687 9,766,051 20,919,459 22,911,077	0.87 0.80 1.50 4.05	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	0.28 to 0.06 0.08 to (0.07) 0.77 to 0.62 1.19 to 1.11

Federated High Income Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	4,823,041 7,046,308 5,241,215 3,444,980	1.08 to 1.33 1.21 to 1.21 1.00 to 1.00 0.99 to 0.99	11,033,453 13,460,004 9,372,284 8,773,079	7.06 7.29 9.42 10.10	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	7.93 to 9.64 21.49 to 21.31 0.78 to 0.63 (0.83) to (0.91)

Federated Fund for U.S. Government Securities II	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,535,480 2,383,113 2,827,231 1,575,262	1.03 to 1.17 1.14 to 1.14 1.12 to 1.12 1.03 to 1.03	7,557,583 8,518,340 11,402,765 11,076,408	4.52 3.84 3.78 3.66	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	3.29 to 2.84 1.75 to 1.60 8.40 to 8.24 3.29 to 3.21

Wanger U.S. Smaller Companies	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,118,480 2,625,428 1,763,435 761,980	1.16 to 1.40 1.19 to 1.19 0.84 to 0.84 1.01 to 1.01	8,739,634 9,540,573 4,582,950 5,330,531	0.00 0.00 0.00 0.06	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	15.98 to 17.45 42.37 to 42.16 (17.31) to (17.43) 1.36 to 1.28

Wanger International Small Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,489,696 1,008,647 633,258 239,272	1.22 to 1.39 1.08 to 1.08 0.73 to 0.73 0.85 to 0.85	4,452,942 4,301,370 2,265,990 2,770,841	0.84 0.21 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	21.90 to 29.30 47.98 to 47.76 (14.34) to (14.47) (14.72) to (14.79)

Gartmore GVIT Developing Markets	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,471,937 1,039,414 860,048 470,045	1.18 to 1.64 1.38 to 1.38 0.87 to 0.87 0.97 to 0.97	4,366,843 3,213,989 2,014,526 2,396,279	0.60 0.07 0.15 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	17.95 to 18.89 58.75 to 58.51 (10.22) to (10.36) (2.88) to (2.96)

Strong Multi Cap Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,085,135 1,211,102 1,123,357 286,301	1.19 to 1.18 1.02 to 1.02 0.74 to 0.74 0.97 to 0.97	2,036,631 1,924,718 1,605,909 1,412,886	0.00 0.11 0.52 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	18.70 to 15.89 37.57 to 37.37 (23.62) to (23.73) (2.58) to (2.66)

Liberty Small Company Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	957,580 757,613 600,718 101,819	1.08 to 1.15 1.04 to 1.04 0.73 to 0.72 0.96 to 0.96	1,713,661 1,451,054 833,414 756,152	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	7.61 to 10.65 43.26 to 43.05 (24.74) to (24.85) (3.50) to (3.58)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Credit Suisse - International Focus	12/31/2004 12/31/2003 12/31/2002 12/31/2001	970,271 694,514 511,415 126,231	$1.15 to $1.12 0.98 to 0.98 0.74 to 0.74 0.94 to 0.94	$2,416,084 2,054,517 1,487,993 844,564	1.02 0.76 0.00 0.00%	0.55% to 0.75% 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	14.59 % to 13.89% 32.30 to 32.10 (20.55) to (20.66) (6.30) to (6.37)

Credit Suisse - Small Cap Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	924,965 886,622 1,324,553 394,422	1.07 to 1.11 1.01 to 1.01 0.68 to 0.68 1.04 to 1.04	2,355,321 2,339,797 2,069,411 3,196,338	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	6.83 to 10.04 47.66 to 47.44 (34.09) to (34.19) 3.67 to 3.59

Asset Allocation - Growth	12/31/2004 12/31/2003 12/31/2002 (1)	698,215 444,719 66,702	1.12 to 1.19 0.83 to 1.05 0.81 to 0.81	825,145 468,083 54,008	0.08 0.16 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	11.88 to 13.33 30.02 to 29.83 (19.03) to (19.11)

Asset Allocation - Conservative	12/31/2004 12/31/2003 12/31/2002 (1)	593,394 399,572 183,067	1.08 to 1.20 1.10 to 1.10 0.90 to 0.90	711,655 440,097 165,034	0.34 0.10 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	7.87 to 8.90 22.18 to 22.00 (9.82) to (9.91)

Asset Allocation - Moderate	12/31/2004 12/31/2003 12/31/2002 (1)	327,937 111,467 20,819	1.09 to 1.20 1.08 to 1.08 0.87 to 0.87	393,307 120,801 18,177	0.18 0.12 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	9.20 to 10.56 24.12 to 23.94 (12.69) to (12.78)

Asset Allocation - Moderate Growth	12/31/2004 12/31/2003 12/31/2002 (1)	1,665,984 1,211,295 44,780	1.11 to 1.20 1.07 to 1.06 0.84 to 0.84	2,004,472 1,291,995 37,810	0.21 0.19 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	11.28 to 12.70 26.41 to 26.22 (15.56) to (15.65)

American Century International	12/31/2004 12/31/2003 12/31/2002 (1)	744,289 961,573 2,622,989	1.12 to 1.12 0.99 to 0.99 0.80 to 0.79	837,402 951,096 2,084,357	0.00 0.00 0.02	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	12.29 to 13.49 24.54 to 24.36 (20.46) to (20.54)

Capital Guardian Global	12/31/2004 (1)	242,258	1.10 to 1.09	265,538	0.19	0.55 to 0.75	9.63 to 9.49

Capital Guardian Value	12/31/2004 (1)	904,940	1.14 to 1.14	1,032,222	0.41	0.55 to 0.75	14.13 to 13.99

Clarion Real Estate Securities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,249,902 1,046,561 1,789,691 643,415	1.36 to 1.89 1.44 to 1.43 1.07 to 1.06 1.04 to 1.03	4,681,335 4,303,391 3,997,335 2,803,962	1.95 1.56 1.59 2.23	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	36.26 to 31.87 34.93 to 34.73 2.98 to 2.83 3.57 to 3.49

Great Companies - AmericaSM	12/31/2004 12/31/2003 12/31/2002 (1)	434,183 39,651 30,522	1.01 to 1.20 1.19 to 1.19 0.96 to 0.96	522,959 47,252 29,349	0.81 0.42 0.01	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	1.35 to 0.96 23.93 to 23.74 (3.84) to (3.91)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Great Companies - TechnologySM	12/31/2004 12/31/2003 12/31/2002 (1)	20,901 16,459 1,641	$1.08 to $1.48 1.39 to 1.38 0.92 to 0.92	$31,103 22,803 1,513	0.00 0.00 0.00%	0.55% to 0.75% 0.60 to 0.75 0.60 to 0.75	7.94 % to 7.25% 50.05 to 49.83 (7.67) to (7.74)

Templeton Great Companies Global	12/31/2004 12/31/2003 12/31/2002 12/31/2001	474,094 66,025 115,587 161,472	1.09 to 1.28 8.83 to 8.83 7.21 to 7.21 9.81 to 9.81	610,300 582,897 833,313 1,583,893	0.06 0.00 2.41 0.85	0.55 to 0.75 0.65 0.65 0.65	9.14 to 8.65 22.46 to 22.46 (26.50) to (26.50) (23.35) to (23.35)

J.P. Morgan Enhanced Index	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,287,600 3,322,525 1,954,204 1,427,635	1.10 to 1.00 0.91 to 0.90 0.71 to 0.71 0.94 to 0.94	7,157,519 9,983,002 5,455,065 7,955,407	0.84 0.48 0.41 0.64	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	9.75 to 10.19 28.18 to 27.99 (25.04) to (25.15) (5.60) to (5.67)

Janus Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,862,982 1,740,704 2,092,364 1,452,361	1.12 to 0.92 0.80 to 0.80 0.61 to 0.61 0.88 to 0.88	4,363,764 4,130,278 5,536,555 6,506,020	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	12.07 to 14.67 31.21 to 31.01 (30.34) to (30.45) (12.14) to (12.21)

PIMCO Total Return	12/31/2004 12/31/2003 12/31/2002(1)	5,245,053 3,712,684 1,976,562	1.04 to 1.14 1.10 to 1.10 1.06 to 1.06	5,947,315 4,093,480 2,090,428	1.40 1.20 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	4.02 to 3.72 4.28 to 4.12 5.78 to 5.67

Salomon All Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	235,768 294,853 260,184 63,552	1.07 to 1.06 0.98 to 0.98 0.73 to 0.73 0.97 to 0.97	250,525 288,758 189,514 61,949	0.17 0.42 1.05 0.10	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	7.18 to 8.33 34.35 to 34.15 (25.16) to (25.27) (2.52) to (2.60)

Transamerica Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	3,724,119 1,379,412 315,896 118,811	1.12 to 1.11 0.97 to 0.96 0.74 to 0.74 0.96 to 0.96	4,140,570 1,332,916 233,965 113,884	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	11.85 to 14.94 30.44 to 30.25 (22.71) to (22.82) (4.11) to (4.19)

Transamerica Growth Opportunities	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	572,399 302,304 306,945 3,000	1.07 to 1.46 1.27 to 1.27 0.97 to 0.97 1.14 to 1.14	839,620 383,368 298,625 3,428	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	7.25 to 15.76 30.43 to 30.24 (14.82) to (14.95) 14.30 to 14.21

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Value Balanced	12/31/2004 12/31/2003 12/31/2002 (1)	1,682,422 168,779 46,016	$1.09 to $1.16 1.06 to 1.06 0.89 to 0.89	$1,955,214 179,583 41,008	4.22% 4.29 1.50	0.55% to 0.75% 0.60 to 0.75 0.60 to 0.75	9.04 % to 9.14% 19.45 to 19.27 (10.88) to (10.97)

Van Kampen Active International Allocation	12/31/2004 12/31/2003 12/31/2002 12/31/2001	1,151,645 1,102,418 1,789,415 1,400,756	1.15 to 1.15 1.00 to 1.00 0.76 to 0.76 0.92 to 0.92	3,291,782 3,161,796 4,284,484 5,969,504	2.08 1.78 0.18 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	14.81 to 15.18 32.02 to 31.82 (17.47) to (17.59) (7.77) to (7.85)

Van Kampen Emerging Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	445,794 434,712 323,010 78,466	1.08 to 0.78 0.74 to 0.74 0.58 to 0.58 0.87 to 0.87	351,856 321,632 187,564 68,515	0.00 0.00 0.12 0.03	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	7.79 to 6.34 27.39 to 27.20 (33.46) to (33.56) (12.65) to (12.72)

AllianceBernstein Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	566,800 401,779 206,295 22,943	1.08 t o0.99 0.88 to 0.87 0.65 to 0.65 0.92 to 0.92	564,715 351,789 134,871 21,061	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	8.41 to 13.68 33.90 to 33.70 (28.69) to (28.80) (8.20) to (8.28)

AllianceBernstein Technology	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	99,451 673,368 57,016 3,000	1.11 to 0.79 0.76 to 0.76 0.53 to 0.53 0.92 to 0.92	78,861 509,968 30,278 2,755	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	10.56 to 4.30 42.93 to 42.72 (42.15) to (42.24) (8.14) to (8.22)

AllianceBernstein Premier Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	102,949 85,856 194,796 74,808	1.09 to 0.85 0.79 to 0.79 0.64 to 0.64 0.94 to 0.94	103,234 67,749 125,400 70,067	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	9.18 to 7.54 22.63 to 22.45 (31.25) to (31.36) (6.32) to (6.39)

Dreyfus - Core Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	472,842 749,486 549,261 277,152	1.05 to 1.18 1.14 to 1.14 1.07 to 1.07 1.01 to 1.01	559,450 854,953 588,827 280,112	4.07 4.13 5.12 3.61	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	5.36 to 3.59 6.48 to 6.32 6.15 to 5.99 1.10 to 1.01

Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	550,425 316,597 125,103 10,766	1.05 to 0.84 0.80 to 0.80 0.64 to 0.64 0.91 to 0.91	462,876 252,813 79,929 9,769	0.19 0.00 0.02 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	5.33 to 5.15 25.00 to 24.82 (29.56) to (29.66) (9.20) to (9.27)

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF - Appreciation	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	587,749 845,531 574,346 224,484	$1.03 to $0.99 0.95 to 0.95 0.79 to 0.79 0.96 to 0.96	$582,178 804,276 454,819 215,221	1.23 1.32 1.31 2.21%	0.55% to 0.75% 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	2.53 %to4.01% 20.11 to 19.93 (17.39) to (17.51) (4.09) to (4.16)

Transamerica Small/Mid Cap Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	255,371 386,243 571,317 4,561,318	1.36 to 1.35 1.17 to 1.17 0.62 to 0.62 1.03 to 1.03	1,594,452 1,970,333 1,786,010 15,429,956	0.00 0.00 9.53 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	15.65 to 15.48 89.69 to 89.41 (39.83) to (39.91) 2.89 to 2.80

Seligman Global Technology	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	139,138 228,854 60,743 14,997	1.06 to 0.86 0.83 to 0.83 0.62 to 0.61 0.91 to 0.91	120,501 190,205 37,395 13,624	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	6.20 to 3.06 35.24 to 35.04 (32.19) to (32.30) (9.14) to (9.22)

Seligman Communications and Information	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	155,110 172,452 41,798 40,673	1.10 to 0.99 0.90 to 0.90 0.63 to 0.63 0.99 to 0.99	154,809 154,807 26,242 40,304	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	9.70 to 10.03 43.20 to 42.98 (36.61) to (36.71) (0.89) to (0.97)

Seligman Capital	12/31/2004 12/31/2003 12/31/2002 12/31/2001 (1)	173,565 88,290 97,158 43,363	1.05 to 0.92 0.86 to 0.86 0.64 to 0.64 0.96 to 0.96	160,383 75,822 61,846 41,560	0.00 0.00 0.00 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75 0.60 to 0.75	4.55 to 7.49 34.95 to 34.75 (33.54) to (33.64) (4.14) to (4.22)

Equity Index	12/31/2004 12/31/2003 12/31/2002 (1)	16,807,788 9,586,616 4,236,075	1.09 to 1.14 1.04 to 1.04 0.82 to 0.82	19,241,296 9,995,961 3,459,340	1.11 1.05 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	9.30 to 9.98 27.70 to 27.51 (18.33) to (18.41)

Mid-Cap Index	12/31/2004 12/31/2003 12/31/2002 (1)	3,170,507 1,709,510 474,659	1.18 to 1.27 1.06 to 1.06 0.80 to 0.80	3,992,266 1,815,401 378,457	0.73 0.47 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	18.33 to 19.42 33.26 to 33.06 (20.26) to (20.34)

REIT Index	12/31/2004 12/31/2003 12/31/2002 (1)	6,084,053 4,259,683 1,822,963	1.34 to 1.64 1.27 to 1.26 0.94 to 0.94	9,823,484 5,395,743 1,715,385	2.61 2.89 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	34.16 to 29.54 34.67 to 34.47 (5.90) to (5.99)

Short-Term Investment Grade	12/31/2004 12/31/2003 12/31/2002 (1)	7,216,558 4,900,323 1,645,082	1.01 to 1.09 1.08 to 1.07 1.05 to 1.04	7,848,249 5,272,632 1,720,066	2.78 2.40 0.00	0.55 to 0.75 0.60 to 0.75 0.60 to 0.75	1.26 to 1.30 2.93 to 2.78 4.58 to 4.48

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Total Bond Market Index
	12/31/2004		5,210,753	$1.04 to $1.13	$5,829,364	4.00%	0.55% to 0.75%	3.89 % to 3.43%
	12/31/2003		2,577,329	1.10 to 1.10	2,829,176	4.64	0.60 to 0.75	3.40 to 3.25
	12/31/2002	(1)	894,571	1.06 to 1.06	950,030	0.00	0.60 to 0.75	6.21 to 6.10
Fidelity-VIP Mid Cap
	12/31/2004	(1)	408,795	1.22 to 1.22	499,671	0.00	0.55 to 0.75	22.34 to 22.18
Fidelity-VIP Value Strategies
	12/31/2004	(1)	136,734	1.13 to 1.12	153,941	0.00	0.55 to 0.75	12.63 to 12.48

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
.60%	May 1, 2001
.75%	May 1, 2001
.55%	May 1, 2004

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2001 Total Return
VA Small Value	23.09%
VA Large Value	(0.96)
VA International Value	(16.41)
VA International Small	(11.67)
VA Short- Term Fixed	4.82
VA Global Bond	5.26
Federated American Leaders	(4.84)
Federated Capital Income	(14.28)
Federated Prime Money	3.12
Federated High Income Bond	0.72
Federated U.S. Government Securities II	6.34
Wanger U.S. Smaller Companies	10.66
Wanger International Small Cap	(21.67)
Gartmore GVIT Developing Markets	(7.56)
Strong Multi Cap Value	3.45
Van Kampen Active International Allocation	(23.45)
Transamerica Small/Mid Cap Value	27.95
J.P. Morgan Enhanced Index	(12.55)
Liberty Small Company Growth	(10.61)
Credit Suisse - International Focus	(22.62)
Credit Suisse - Small Cap Growth	(16.55)
Janus Growth	(28.67)
Clarion Real Estate Securities	10.33

Subaccount	2004 Total Return Range
VA Small Value	18.13% to 22.40%
VA Large Value	14.22 to 16.69
VA International Value	20.46 to 25.96
VA International Small	18.47 to 28.17
Federated High Income Bond	7.93 to 9.80
Wanger U.S. Smaller Companies	15.98 to 17.63
Wanger International Small Cap	21.90 to 29.49
Gartmore GVIT Developing Markets	17.95 to 19.07
Liberty Small Company Growth	7.61 to 10.81
Credit Suisse - Small Cap Growth	6.83 to 10.21
Asset Allocation - Growth	11.88 to 13.50
Asset Allocation - Conservative	7.87 to 9.06
Asset Allocation - Moderate	9.20 to 10.73
Asset Allocation - Moderate Growth	11.28 to 12.87

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

Subaccount	2004 Total Return Range
American Century International	12.29% to 13.66%
J.P. Morgan Enhanced Index	9.75 to 10.35
Janus Growth	12.07 to 14.84
Salomon All Cap	7.18 to 8.49
Transamerica Equity	11.85 to 15.11
Transamerica Growth Opportunities	7.25 to 15.93
Transamerica Value Balanced	9.04 to 9.31
Van Kampen Active International Allocation	14.81 to 15.35
AllianceBernstein Growth	8.41 to 13.85
Dreyfus VIF - Appreciation	2.53 to 4.17
Seligman Communications and Information	9.70 to 10.20
Seligman Capital	1.26 to 7.66
Equity Index	9.30 to 10.14
Mid-Cap Index	18.33 to 19.60
Short-Term Investment Grade	1.26 to 1.45

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .40%, .45%, .50%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual fee is deducted proportionately from the subaccounts’ accumulated value. These deductions represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by Peoples Benefit Life Insurance Company

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied by the

Prospectus for the Advisor’s Edge Select® Variable Annuity

dated May 1, 2005

AES Fixed Limt 05

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2005

The following investment choices are hereby added to your policy:

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, Inc.

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA Small Value Portfolio

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

The following hereby amends, and to the extent inconsistent replaces, the Summary in the prospectus.

EXPENSES

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.45% from the assets in each Subaccount.

DEATH BENEFIT

When you purchase a policy you generally may choose the following death benefit:

•	Return of Premium.

ADDITIONAL FEATURES

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”) referred to in the base prospectus are not available for this policy.

This Prospectus Supplement must be accompanied by the

Prospectus for the Advisor’s Edge Select® Variable Annuity

dated May 1, 2005

The following hereby amends, and to the extent inconsistent replaces, SECTION 5 – EXPENSES; Mortality and Expense Risk Fee in the prospectus.

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is at an annual rate of 1.30%.

The following hereby amends, and to the extent inconsistent replaces, SECTION 9 – DEATH BENEFIT; Guaranteed Minimum Death Benefit Options in the prospectus.

The Guaranteed Minimum Death Benefit for this Policy is Return of Premium. The “6 Year Step-Up Death Benefit” and “Double Enhanced Death Benefit” referred to in the base prospectus are not available for this Policy.

The following hereby amends, and to the extent inconsistent replaces, SECTION 10 – ADDITIONAL FEATURES in the prospectus.

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”) referred to in the base prospectus are not available for this policy.

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

The VA Global Bond Portfolio, VA International Small Portfolio, VA International Value Portfolio, VA Large Value Portfolio, VA Short-Term Fixed Portfolio and VA Small Value Portfolio subaccounts had not commenced operations as of December 31, 2004, therefore, comparable data is not available.

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THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Prospectus

May 1, 2005

The Advisor’s Edge Select® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment

Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AllianceBernstein Variable Products Series

Fund, Inc. – Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Global Technology Portfolio

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund,

Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund—Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Variable Trust

Managed by Wells Fargo Funds Management, LLC

WFVT Multi Cap Value Fund

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CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase	13
Adjusted Policy Value	34
Annuity Commencement Date	14
Annuity Payment Options	14
Business Day	18
Cash Value	34
Excess Interest Adjustment	34
Guaranteed Period Options	13
Income Phase	13
Initial Premium Payment	18
Net Premium Payment	18
Policy	13
Policy Anniversary	18
Policy Date	18
Policy Owner	45
Policy Value	20
Policy Year	18
Portfolios	20
Premium Payment	18
Qualified Policy	18
Right to Cancel Period	46
Tax Deferral	30

3

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity

The Advisor’s Edge Select® Variable Annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company (“Peoples Benefit”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

3. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

4

4. INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your agent.

AEGON/Transamerica Series Trust – Initial Class(1)

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.(3)

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley InvestmentManagement Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.
(3)	Formerly subadvised by American Century Investment Management, Inc.

5

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio(1)

AllianceBernstein Global Technology Portfolio(2)

(1)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(2)	Formerly known as AllianceBernstein Technology Portfolio.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios—Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

(1)	Formerly known as Short-Term Corporate Portfolio

6

Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Variable Trust(1)

Managed by Wells Fargo Funds Management, LLC(1)

WFVT Multi Cap Value Fund(1)

(1)	Effective April 8, 2005 Strong Multi Cap Value Fund II of the Strong Variable Insurance Trust, managed by Strong Capital Management, Inc., changed its name to WFVT Multi Cap Value Fund of the Wells Fargo Variable Trust, managed by Wells Fargo Funds Management, LLC.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Additional Death Benefit option, there is an annual fee during the Accumulation Phase of 0.25% of the Policy Value.

If you elect the Additional Death Distribution - II option, there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

6. TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59½, you may have to pay a 10% penalty tax on the earnings portion received.

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7. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following guaranteed minimum death benefits:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date

•	6 Year Step-Up To Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10. ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”). There is an extra charge for these riders.

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•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•	You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market Subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations since any such state variation will be included in your Policy. See your advisor or contract us for specific information that may be applicable to your state.

Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

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12. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about The Advisor’s Edge Select® Variable Annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer cash value between investment options. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account. For a complete discussion of Policy costs and expenses, see Section 5, “Expenses.”

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(1)	None
Exchange Fees(2)	$10

(1)	If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(2)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.45%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	1.60%

Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.
(2)	Total Annual Separate Account Expenses shown (1.60%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 1.50% and 1.45% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.
(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.15%	2.54%

(1)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

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EXAMPLE TABLE A

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a funds will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options.

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$422	$1276	$2143	$4373
6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	$412	$1247	$2097	$4291
Return of Premium Death Benefit Option (1.45%)	$407	$1233	$2074	$4249

EXAMPLE TABLE B

The following example illustrates the maximum expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$477	$1443	$2425	$4948
6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	$468	$1415	$2380	$4869
Return of Premium Death Benefit Option (1.45%)	$423	$1401	$2358	$4829

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

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1. THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge Select® Variable Annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account.)

•	Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

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The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit’s Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit’s other assets and can be used only to satisfy its obligations to Policy Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 2-V or 4-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2-V and 4-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

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•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency CashSM (fixed)

Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•	Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

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Life with Emergency CashSM (fixed)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Peoples Benefit. The default option will be Option 2. Certain Annuity Payment Options may not be available in all states.

If your Policy is a Qualified Policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

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Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•	If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3—Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•	Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

•	From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit’s consent.

•	At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•	You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•	If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Peoples Benefit informed of the Payee’s most current address of record.

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3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in The Advisor’s Edge Select® Variable Annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

In addition to Non-Qualified Policies, Peoples Benefit also offers The Advisor’s Edge Select® Variable Annuity as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

DEFINITION

Qualified Policy

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

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DEFINITION

Premium Tax

A Premium Tax is a regulatory tax some states asses on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full surrender.

As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

	Qualified	Non- Qualified
Maine	0.00%	2.00%
South Dakota	0.00%	1.25%
Wyoming	0.00%	1.00%

As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

	Qualified	Non- Qualified
California	0.50%	2.35%
Nevada	0.00%	3.50%
West Virginia	1.00%	1.00%

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Peoples Benefit reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

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WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus—

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor’s Edge Select® Variable Annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

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The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company’s judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company’s purchase order.

Owners of Policy Number AV375 should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Trust – Initial Class(1)

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.(3)

American Century International

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Pacific Investment Management Company, LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.
(3)	Formerly subadvised by American Century Investment Management, Inc.

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AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio(1)

AllianceBernstein Global Technology Portfolio(2)

(1)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(2)	Formerly known as AllianceBernstein Technology Portfolio.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios – Service Class

Advised by The Dreyfus Corporation

Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF—Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust – Class A

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series

Vanguard Variable Insurance Fund

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(1)

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

(1)	Formerly known as Short-Term Corporate Portfolio.

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Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

Wells Fargo Variable Trust(1)

Managed by Wells Fargo Funds Management, LLC(1)

WFVT Multi Cap Value Fund(1)

(1)	Effective April 8, 2005 Strong Multi Cap Value Fund II of the Strong Variable Insurance Trust, managed by Strong Capital Management, Inc., changed its name to WFVT Multi Cap Value Fund of the Wells Fargo Variable Trust, managed by Wells Fargo Funds Management, LLC.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class(1)

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Peoples Benefit, and Peoples Benefit may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies. (See “Revenue We Receive”.) We have included the ATST portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers, Inc.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or

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short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Peoples Benefit’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment to the fixed account.

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Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts and the Fixed Account at no cost, subject to the limitations described above which we reserve the right to impose, and the following conditions:

•	You may make requests for transfers in writing or by telephone. Peoples Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•	Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

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A CLOSER LOOK AT

The Mortality and Expense Risk Fee

Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution - II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

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Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

•	The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Peoples Benefit and AFSG

Fund	Maximum Fee % of assets(1)	Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust(2)	0.00%	Gartmore Variable Investment Trust	0.25%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%	Seligman Portfolios, Inc.	0.25%
Credit Suisse Trust	0.20%	SteinRoe Variable Investment Trust	0.35%
Dreyfus Investment Portfolios	0.25%	Variable Insurance Products Fund	0.25%
The Dreyfus Socially Responsible Growth Fund	0.25%	Wanger Advisors Trust	0.35%
Dreyfus Variable Investment Fund	0.25%	Wells Fargo Variable Trust	0.25%
Federated Insurance Series	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

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(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our affiliates overall profitability. These additional benefits may be significant.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A CLOSER LOOK AT

Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

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Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59½; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Policy (note, however, that other penalties may apply); (vi) under an immediate annuity policy (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

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If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser prior to selecting any optional benefit under the Policy.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

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TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by resident of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

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QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

•	by making a full or partial withdrawal

•	by electing an Annuity Payment Option

•	by your beneficiary in the form of a Death Benefit

•	by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject

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to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals;

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

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8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is

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calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you (owner) are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

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IF:

•	you (owner) are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies prior to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you (owner) are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•	the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

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A. Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

•	available if the Policy Owner or Annuitant is age 0 to 85 on the Policy Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B.	6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant’s 81st birthday;

•	plus premiums paid;

•	less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

Available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date.

C.	Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)	is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. ADDITIONAL FEATURES

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy’s value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin.

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Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time Policy Value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

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Once terminated, the ADB may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Additional Death Benefit may vary for certain policies and may not be available for all policies.

Additional Death Distribution - II

The optional Additional Death Distribution – II (“ADD-II”) pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is only available for issue ages through age 75.

ADD-II Amount. An additional death benefit is only payable if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD-II may not be re-elected for one year.

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The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Additional Death Distribution - II may vary for certain policies and may not be available for all policies.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. You pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row; or

•	Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit. This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

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You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB prior to May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

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NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is not charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

11. OTHER INFORMATION

Peoples Benefit Life Insurance Company (“Peoples Benefit,” “We,” “Us,” “Our”)

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in all states, the District of Columbia, and Puerto Rico.

Peoples Benefit is a wholly owned-indirect subsidiary of AEGON U.S. Corporation, which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

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Peoples Benefit is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 202-624-2121.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit’s general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Peoples Benefit’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner (“You,” “Your”)

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the Policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are

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also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Policies. We pay commissions through AFSG to the selling firms for their sales of the Policies.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support and training to sales representatives at the selling firms. To the extent permitted by NASD rules, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events, reimburse selling firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by applicable law, we and/or our affiliates may provide selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums plus an annual continuing fee of 1.0% based on policy values.

The registered representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the Right to Cancel Period.

Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units

46

available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by The Advisor’s Edge Select® Variable Annuity Policy Owners (as well as the Independent Registered Public Accounting Firm’s Reports on them) are contained in the Statement of Additional Information.

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Independent Registered Public Accounting Firm

Ernst & Young LLP serves as independent registered public accounting firm for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by The Advisor’s Edge Select® Variable Annuity Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY — GENERAL PROVISIONS

ADDITIONAL DEATH BENEFIT

ADDITIONAL DEATH DISTRIBUTION - II

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

PEOPLES BENEFIT LIFE INSURANCE COMPANY

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF PEOPLES BENEFIT

STATE REGULATION OF PEOPLES BENEFIT

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2005)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.45%					1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.086427 0.897 1.000	$ $ $	1.174882 1.086427 0.897	861,278 166,604.481 81,650	$ $ $	1.085524 0.896 1.000	$ $ $	1.173316 1.085524 0.896	0.000 0.000 100

Asset Allocation - Growth Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.038054 0.805 1.000	$ $ $	1.168315 1.038054 0.805	390,768 0.000 100	$ $ $	1.037216 0.805 1.000	$ $ $	1.166804 1.037216 0.805	16,848 0.000 100

Asset Allocation - Moderate Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.068624 0.868 1.000	$ $ $	1.173330 1.068624 0.868	275,000 115,007.063 100	$ $ $	1.067759 0.868 1.000	$ $ $	1.171796 1.067759 0.868	29,988 13,349.154 100

Asset Allocation Moderate Growth Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.052490 0.840 1.000	$ $ $	1.177932 1.052490 0.840	1,023,551 197,068.256 146,987	$ $ $	1.051623 0.839 1.000	$ $ $	1.176374 1.051623 0.839	48,522 585.533 100

American Century International - Initial Class(2)	2004 2003 2002	$ $ $	0.976821 0.791 1.000	$ $ $	1.100918 0.976821 0.791	85,250 1,146,645.804 1,542,567	$ $ $	0.975993 0.791 1.000	$ $ $	1.099441 0.975993 0.791	1,047 2,132.979 100

Capital Guardian Global - Initial Class(4)	2004		$1.000		$1.089840	9,543		$1.000		$1.089487	6,803

Capital Guardian Value - Initial Class(4)	2004		$1.000		$1.134632	1,818,151		$1.000		$1.134259	0.000

Clarion Real Estate Securities - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	1.408716 1.053 1.031 1.000	$ $ $ $	1.844825 1.408716 1.053 1.031	276,382 289,895.875 1,174,467 227,293	$ $ $ $	1.706483 1.276 1.250 1.000	$ $ $ $	2.233675 1.706483 1.276 1.250	11,555 13,638 635 0

Great Companies - AmericaSM - Initial Class(3)	2004 2003 2002	$ $ $	1.176758 0.958 1.000	$ $ $	1.179857 1.176758 0.958	537,788 63,378.287 63,751	$ $ $	1.175895 0.957 1.000	$ $ $	1.178401 1.175895 0.957	18,106 0.000 100

Great Companies - TechnologySM - Initial Class(3)	2004 2003 2002	$ $ $	1.368019 0.919 1.000	$ $ $	1.457111 1.368019 0.919	12,978 12,978.376 100	$ $ $	1.367000 0.919 1.000	$ $ $	1.455300 1.367000 0.919	0.000 0.000 100

J.P. Morgan Enhanced Index - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	0.887825 0.699 0.940 1.000	$ $ $ $	0.971527 0.887825 0.699 0.940	122,411 498,181.574 477,109 878,233	$ $ $ $	0.964689 0.759 1.022 1.000	$ $ $ $	1.055117 0.964689 0.759 1.022	37,617 40,776 56,843 32,035

Janus Growth - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	0.786037 0.604 0.875 1.000	$ $ $ $	0.895088 0.786037 0.604 0.875	404,589 325,923.620 144,048 122,033	$ $ $ $	0.603988 0.464 0.673 1.000	$ $ $ $	0.687443 0.603988 0.464 0.673	6,314 8,752 24,684 2,310

PIMCO Total Return - Initial Class(2)	2004 2003 2002	$ $ $	1.087635 1.052 1.000	$ $ $	1.120250 1.087635 1.052	2,549,835 1,308,955.006 1,036,839	$ $ $	1.086753 1.051 1.000	$ $ $	1.118783 1.086753 1.051	24,567 43,093.952 100

Salomon All Cap - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.959364 0.720 0.970 1.000	$ $ $ $	1.032047 0.959364 0.720 0.970	62,820 65,194.584 250,520 2,526,729	$ $ $ $	0.958182 0.720 0.970 1.000	$ $ $ $	1.030271 0.958182 0.720 0.970	29,657 31,511.599 45,661 1,000

Templeton Great Companies Global - Initial Class(3)	2004 2003 2002	$ $ $	1.169436 0.936 1.000	$ $ $	1.261731 1.169436 0.936	6,675 2,674.427 100	$ $ $	1.168565 0.936 1.000	$ $ $	1.260166 1.168565 0.936	0.000 0.000 100

		1.45%					1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.946372 0.732 0.955 1.000	$ $ $ $	1.080260 0.946372 0.732 0.955	1,938,310 1,637,531.181 305,915 116,195	$ $ $ $	0.945195 0.731 0.954 1.000	$ $ $ $	1.078385 0.945195 0.731 0.954	82,452 102,474.225 75,728 35,926

Transamerica Growth Opportunities - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.242983 0.961 1.138 1.000	$ $ $ $	1.428887 1.242983 0.961 1.138	308,148 940,110.792 2,132,708 388,004	$ $ $ $	1.241434 0.960 1.138 1.000	$ $ $ $	1.426398 1.241434 0.960 1.138	3,970 2,243.391 3,116 1,000

Transamerica Small/Mid Cap Value - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	1.149577 0.611 1.024 1.000	$ $ $ $	1.318322 1.149577 0.611 1.024	84,060 230,384.409 516,634 2,847,860	$ $ $ $	2.364745 1.258 2.109 1.000	$ $ $ $	2.710530 2.364745 1.258 2.109	22,655 32,289 36,318 2,568

Transamerica Value Balanced - Initial Class(2)	2004 2003 2002	$ $ $	1.049621 0.886 1.000	$ $ $	1.137667 1.049621 0.886	266,692 115,887.066 370,296	$ $ $	1.048766 0.886 1.000	$ $ $	1.136190 1.048766 0.886	61,765 46,543.612 47,036

Van Kampen Active International Allocation - Initial Class(1)(5)	2004 2003 2002 2001	$ $ $ $	0.983665 0.751 0.918 1.000	$ $ $ $	1.125102 0.983665 0.751 0.918	1,390,727 351,432.230 244,047 55,549	$ $ $ $	0.940372 0.719 0.879 1.000	$ $ $ $	1.075061 0.940372 0.719 0.879	18,364 30,462 23,416 11,508

Van Kampen Emerging Growth - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.724747 0.574 0.870 1.000	$ $ $ $	0.765392 0.724747 0.574 0.870	31,777 48,025.996 203,958 94,504	$ $ $ $	0.723847 0.573 0.869 1.000	$ $ $ $	0.764064 0.723847 0.573 0.869	44,467 44,184.087 48,938 5,702

AllianceBernstein Growth - Class B(1)	2004 2003 2002 2001	$ $ $ $	0.857939 0.646 0.914 1.000	$ $ $ $	0.968524 0.857939 0.646 0.914	457,077 288,679.947 200,515 29,724	$ $ $ $	0.856875 0.654 0.918 1.000	$ $ $ $	0.966842 0.856875 0.654 0.918	7,432 10,784.975 3,933 1,000

AllianceBernstein Large Cap Growth - Class B(1)[a]	2004 2003 2002 2001	$ $ $	0.773086 0.636 0.933 1.000	$ $ $	0.825595 0.773086 0.636 0.933	41,608 41,209.721 15,501 15,501	$ $ $ $	0.772128 0.635 0.932 1.000	$ $ $ $	0.824168 0.772128 0.635 0.932	0.000 0.000 1,000 1,000

AllianceBernstein Global Technology - Class B(1)[b]	2004 2003 2002 2001	$ $ $ $	0.743395 0.524 0.914 1.000	$ $ $ $	0.770018 0.743395 0.524 0.914	37,176 35,549.203 17,582 1,000	$ $ $ $	0.742478 0.524 0.914 1.000	$ $ $ $	0.768689 0.742478 0.524 0.914	4,550 4,265.645 9,401 1,000

Credit Suisse - International Focus Portfolio(1)(5)	2004 2003 2002 2001	$ $ $ $	0.964153 0.735 0.933 1.000	$ $ $ $	1.090434 0.964153 0.735 0.933	51,574 45,624.666 1,681,258 1,166,722	$ $ $ $	0.942971 0.719 0.913 1.000	$ $ $ $	1.065961 0.942971 0.719 0.913	6,609 6,397 10,608 2,159

Credit Suisse - Small Cap Growth Portfolio(1)(5)	2004 2003 2002 2001	$ $ $ $	0.987714 0.675 1.032 1.000	$ $ $ $	1.079380 0.987714 0.675 1.032	94,785 134,733.493 51,311 53,153	$ $ $ $	1.242745 0.849 1.300 1.000	$ $ $ $	1.357403 1.242745 0.849 1.300	0.000 6,076 5,763 145

Dreyfus IP - Core Bond - Service Class(1)(5)	2004 2003 2002 2001	$ $ $ $	1.118450 1.059 1.006 1.000	$ $ $ $	1.150546 1.118450 1.059 1.006	134,940 455,653.497 1,917,652 1,945,461	$ $ $ $	1.117069 1.059 1.006 1.000	$ $ $ $	1.148555 1.117069 1.059 1.006	29,433 32,599.164 32,742 16,833

Subaccount		1.45%					1.50%
	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(1)	2004 2003 2002 2001	$ $ $ $	0.782616 0.631 0.904 1.000	$ $ $ $	0.817214 0.782616 0.631 0.904	10,772 30,569.443 41,926 44,459	$ $ $ $	0.781636 0.631 0.904 1.000	$ $ $ $	0.815795 0.781636 0.631 0.904	0.000 1,303.416 2,291 1,000

Dreyfus - VIF Appreciation - Service Class(1)	2004 2003 2002 2001	$ $ $ $	0.931583 0.782 0.955 1.000	$ $ $ $	0.962276 0.931583 0.782 0.955	33,058 1,954,523.929 2,053,954 1,921,167	$ $ $ $	0.930410 0.782 0.955 1.000	$ $ $ $	0.960586 0.930410 0.782 0.955	138 0.000 1,000 1,000

Federated American Leaders Fund II(1)(5)	2004 2003 2002 2001	$ $ $ $	0.940699 0.747 0.950 1.000	$ $ $ $	1.017898 0.940699 0.747 0.950	984,317 1,052,218.362 2,635,744 1,662,159	$ $ $ $	1.084098 0.862 1.096 1.000	$ $ $ $	1.172475 1.084098 0.862 1.096	39,081 67,455 95,141 47,323

Federated Capital Income Fund II(1)(5)	2004 2003 2002 2001	$ $ $ $	0.809119 0.680 0.907 1.000	$ $ $ $	0.876656 0.809119 0.680 0.907	5,170 28,081.499 32,996 43,338	$ $ $ $	0.716340 0.603 0.804 1.000	$ $ $ $	0.775743 0.716340 0.603 0.804	0.000 0.000 0.000 0.000

Federated Fund for U.S. Government Securities II(1)(5)	2004 2003 2002 2001	$ $ $ $	1.115277 1.105 1.028 1.000	$ $ $ $	1.138979 1.115277 1.105 1.028	613,614 1,647,847.713 3,243,760 2,220,115	$ $ $ $	1.232183 1.222 1.137 1.000	$ $ $ $	1.257748 1.232183 1.222 1.137	8,558 15,260 17,146 0.000

Federated High Income Bond Fund II(1)(5)	2004 2003 2002 2001	$ $ $ $	1.188509 0.987 0.987 1.000	$ $ $ $	1.294013 1.188509 0.987 0.987	1,172,624 1,082,635.472 170,786 30,054	$ $ $ $	1.146467 0.952 0.953 1.000	$ $ $ $	1.247633 1.146467 0.952 0.953	26,622 27,642 25,254 4,960

Federated Prime Money Fund II(1)(5)	2004 2003 2002 2001	$ $ $ $	0.998922 1.007 1.007 1.000	$ $ $ $	0.992624 0.998922 1.007 1.007	2,087,881 1,600,766.572 3,325,810 3,173,087	$ $ $ $	1.095739 1.105 1.106 1.000	$ $ $ $	1.088294 1.095739 1.105 1.106	168,665 227,887 239,954 763,514

Gartmore GVIT Developing Markets Fund(1)(5)	2004 2003 2002 2001	$ $ $ $	1.354948 0.861 0.967 1.000	$ $ $ $	1.599736 1.354948 0.861 0.967	17,450 19,723.371 27,483 4,208	$ $ $ $	1.548132 0.984 1.106 1.000	$ $ $ $	1.826916 1.548132 0.984 1.106	0.000 0.000 0.000 0.000

Seligman Capital - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.841490 0.629 0.954 1.000	$ $ $ $	0.898302 0.841490 0.629 0.954	302,622 122,421.370 57,673 53,475	$ $ $ $	0.840411 0.628 0.954 1.000	$ $ $ $	0.896706 0.840411 0.628 0.954	0.000 1,114.743 11,998 10,884

Seligman Communications and Information - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.880602 0.620 0.987 1.000	$ $ $ $	0.962243 0.880602 0.620 0.987	40,828 57,025.789 20,722 132,530	$ $ $ $	0.879498 0.620 0.986 1.000	$ $ $ $	0.960560 0.879498 0.620 0.986	4,204 3,974.002 8,871 1,000

Seligman Global Technology - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.815568 0.608 0.904 1.000	$ $ $ $	0.834695 0.815568 0.608 0.904	9,018 10,434.556 10,485 18,388	$ $ $ $	0.814539 0.608 0.904 1.000	$ $ $ $	0.833227 0.814539 0.608 0.904	0.000 0.000 1,000 1,000

Liberty Small Company Growth Fund, Variable Series - Class A(1)(5)	2004 2003 2002 2001	$ $ $ $	1.018460 0.717 0.961 1.000	$ $ $ $	1.119103 1.018460 0.717 0.961	85,648 208,600.069 32,144 1,000	$ $ $ $	1.400712 0.986 1.322 1.000	$ $ $ $	1.538377 1.400712 0.986 1.322	0 0.000 630 630

Vanguard - Short-Term Investment-Grade(2)c	2004 2003 2002	$ $ $	1.061463 1.040 1.000	$ $ $	1.067869 1.061463 1.040	3,990,261 2,241,011.063 2,524,331	$ $ $	1.060600 1.040 1.000	$ $ $	1.066483 1.060600 1.040	26,753 8,231.622 100

Subaccount	Year	1.45%					1.50%
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Vanguard - Total Bond Market Index(2)	2004 2003 2002	$ $ $	1.082852 1.056 1.000	$ $ $	1.112200 1.082852 1.056	1,100,529 1,243,279.529 93,787	$ $ $	1.081972 1.056 1.000	$ $ $	1.110758 1.081972 1.056	28,410 55,425.628 100

Vanguard - Equity Index(2)	2004 2003 2002	$ $ $	1.028400 0.812 1.000	$ $ $	1.123187 1.028400 0.812	2,586,038 1,832,289.179 1,054,250	$ $ $	1.027545 0.812 1.000	$ $ $	1.121695 1.027545 0.812	53,454 7,279.236 11,717

Vanguard - Mid-Cap Index(2)	2004 2003 2002	$ $ $	1.047790 0.793 1.000	$ $ $	1.242604 1.047790 0.793	1,634,691 1,454,754.279 776,001	$ $ $	1.046930 0.793 1.000	$ $ $	1.240967 1.046930 0.793	30,522 18,321.323 100

Vanguard - REIT Index(2)	2004 2003 2002	$ $ $	1.249674 0.936 1.000	$ $ $	1.607610 1.249674 0.936	550,674 287,366.638 37,049	$ $ $	1.248657 0.935 1.000	$ $ $	1.605513 1.248657 0.935	2,844 9,360.825 100

Fidelity - VIP Mid Cap Portfolio - Initial Class(4)	2004		$1.000		$1.216160	787,345		$1.000		$1.215778	0.000

Fidelity - VIP Value Strategies Portfolio - Initial Class(4)	2004		$1.000		$1.119660	726,498		$1.000		$1.119292	0.000

Wanger U.S. Smaller Companies(1)(5)	2004 2003 2002 2001	$ $ $ $	1.168145 0.827 1.009 1.000	$ $ $ $	1.362500 1.168145 0.827 1.009	1,411,226 1,265,412.266 2,907,945 965,088	$ $ $ $	1.774295 1.117 1.363 1.000	$ $ $ $	1.838244 1.774295 1.117 1.363	39,205 39,979 35,972 9,173

Wanger International Small Cap(1)(5)	2004 2003 2002 2001	$ $ $ $	1.058073 0.721 0.849 1.000	$ $ $ $	1.358616 1.058073 0.721 0.849	282,130 227,633.673 770,108 749,066	$ $ $ $	1.576808 1.210 1.425 1.000	$ $ $ $	2.277159 1.576808 1.210 1.425	9,192 7,003 8,653 5,726

WFVT Multi Cap Value Fund(1)(5)	2004 2003 2002 2001	$ $ $ $	1.002056 0.735 0.970 1.000	$ $ $ $	1.153299 1.002056 0.735 0.970	227,049 375,435.186 2,638,983 2,004,437	$ $ $ $	1.275611 0.936 1.236 1.000	$ $ $ $	1.467416 1.275611 0.936 1.236	13,993 8,660 1,054 0

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.083754 0.896 1.000	$ $ $	1.170262 1.083754 0.896	12,545 0.000 100

Asset Allocation - Growth Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.035506 0.804 1.000	$ $ $	1.163725 1.035506 0.804	0.000 0.000 100

Asset Allocation - Moderate Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.065987 0.867 1.000	$ $ $	1.168706 1.065987 0.867	40,496 40,665.279 100

Asset Allocation Moderate Growth Portfolio - Initial Class(2)	2004 2003 2002	$ $ $	1.049905 0.839 1.000	$ $ $	1.173297 1.049905 0.839	5,850 4,282.186 100

American Century International - Initial Class(2)	2004 2003 2002	$ $ $	0.974401 0.790 1.000	$ $ $	1.096562 0.974401 0.790	148,595 200,731.361 20,477

Capital Guardian Global - Initial Class(4)	2004		$1.000		$1.088770	0.000

Capital Guardian Value - Initial Class(4)	2004		$1.000		$1.133518	9,316

Clarion Real Estate Securities - Initial Class(1)(4)	2004 2003 2002 2001	$ $ $ $	1.403452 1.050 1.030 1.000	$ $ $ $	1.835214 1.403452 1.050 1.030	12,187 13,400.626 10,545 8,587

Great Companies - AmericaSM - Initial Class(3)	2004 2003 2002	$ $ $	1.174166 0.957 1.000	$ $ $	1.175506 1.174166 0.957	59,760 0.000 100

Great Companies - TechnologySM - Initial Class(3)	2004 2003 2002	$ $ $	1.364998 0.919 1.000	$ $ $	1.451736 1.364998 0.919	0.000 0.000 100

J.P. Morgan Enhanced Index - Initial Class(1)(4)	2004 2003 2002 2001	$ $ $ $	0.884507 0.697 0.939 1.000	$ $ $ $	0.966463 0.884507 0.697 0.939	17,639 28,351.051 13,804 8,566

Janus Growth - Initial Class(1)(4)	2004 2003 2002 2001	$ $ $ $	0.783073 0.603 0.874 1.000	$ $ $ $	0.890403 0.783073 0.603 0.874	79,778 84,421.005 79,995 68,417

PIMCO Total Return - Initial Class(2)	2004 2003 2002	$ $ $	1.084965 1.051 1.000	$ $ $	1.115839 1.084965 1.051	0.000 8,140.996 8,679

Salomon All Cap - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.955783 0.718 0.970 1.000	$ $ $ $	1.026675 0.955783 0.718 0.970	8,756 18,835.741 25,207 11,349

Templeton Great Companies Global - Initial Class(3)	2004 2003 2002	$ $ $	1.166829 0.935 1.000	$ $ $	1.257058 1.166829 0.935	16,066 16,029.463 12,186

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.942810 0.730 0.954 1.000	$ $ $ $	1.074597 0.942810 0.730 0.954	169,327 137,151.985 113,981 53,623

Transamerica Growth Opportunities - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.238328 0.959 1.137 1.000	$ $ $ $	1.421432 1.238328 0.959 1.137	59,023 20,366.816 17,094 1,000

Transamerica Small/Mid Cap Value - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.145278 0.610 1.023 1.000	$ $ $ $	1.311451 1.145278 0.610 1.023	114,706 132,273.214 152,626 134,067

Transamerica Value Balanced - Initial Class(2)	2004 2003 2002	$ $ $	1.047042 0.885 1.000	$ $ $	1.133183 1.047042 0.885	118,755 13,058.758 100

Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.979979 0.750 0.917 1.000	$ $ $ $	1.119234 0.979979 0.750 0.917	258,885 100,503.265 4,406 1,093

Van Kampen Emerging Growth - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.722038 0.572 0.869 1.000	$ $ $ $	0.761401 0.722038 0.572 0.869	51,763 56,300.774 63,015 59,771

AllianceBernstein Growth - Class B(1)	2004 2003 2002 2001	$ $ $ $	0.854738 0.645 0.913 1.000	$ $ $ $	0.963479 0.854738 0.645 0.913	0.000 0.000 1,000 1,000

AllianceBernstein Large Cap Growth - Class B(1)[a]	2004 2003 2002 2001	$ $ $ $	0.770199 0.634 0.932 1.000	$ $ $ $	0.821301 0.770199 0.634 0.932	6,712 9,547.106 1,000 1,000

AllianceBernstein Global Technology - Class B(1)[b]	2004 2003 2002 2001	$ $ $ $	0.740613 0.523 0.914 1.000	$ $ $ $	0.765998 0.740613 0.523 0.914	38,586 59,514.847 24,846 14,447

Credit Suisse - International Focus Portfolio(1)	2004 2003 2002 2001	$ $ $ $	0.960546 0.733 0.932 1.000	$ $ $ $	1.084751 0.960546 0.733 0.932	9,490 9,521.501 1,000 1,000

Credit Suisse - Small Cap Growth Portfolio(1)	2004 2003 2002 2001	$ $ $ $	0.984031 0.673 1.031 1.000	$ $ $ $	1.073773 0.984031 0.673 1.031	170,650 136,901.474 2,480 1,000

Dreyfus IP - Core Bond - Service Class(1)	2004 2003 2002 2001	$ $ $ $	1.114270 1.057 1.006 1.000	$ $ $ $	1.144534 1.114270 1.057 1.006	11,884 15,577.450 17,990 16,658

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class(1)	2004 2003 2002 2001	$ $ $ $	0.779695 0.630 0.903 1.000	$ $ $ $	0.812955 0.779695 0.630 0.903	0 0.000 1,000 1,000

Dreyfus - VIF Appreciation - Service Class(1)	2004 2003 2002 2001	$ $ $ $	0.928094 0.780 0.954 1.000	$ $ $ $	0.957253 0.928094 0.780 0.954	178,902 205,481.891 71,732 5,143

Federated American Leaders Fund II(1)	2004 2003 2002 2001	$ $ $ $	0.937185 0.746 0.950 1.000	$ $ $ $	1.012590 0.937185 0.746 0.950	456,974 441,008.535 170,886 3,232

Federated Capital Income Fund II(1)	2004 2003 2002 2001	$ $ $ $	0.806093 0.679 0.907 1.000	$ $ $ $	0.872093 0.806093 0.679 0.907	0.000 0.000 8,642 8,642

Federated Fund for U.S. Government Securities II(1)	2004 2003 2002 2001	$ $ $ $	1.111107 1.103 1.027 1.000	$ $ $ $	1.133045 1.111107 1.103 1.027	250,770 298,079.391 75,065 12,377

Federated High Income Bond Fund II(1)	2004 2003 2002 2001	$ $ $ $	1.184084 0.984 0.986 1.000	$ $ $ $	1.287298 1.184084 0.984 0.986	320,725 244,963.866 63,680 1,000

Federated Prime Money Fund II(1)	2004 2003 2002 2001	$ $ $ $	0.995191 1.004 1.007 1.000	$ $ $ $	0.987448 0.995191 1.004 1.007	155,301 154,453.039 1,070,057 28,104

Gartmore GVIT Developing Markets Fund(1)	2004 2003 2002 2001	$ $ $ $	1.349863 0.859 0.966 1.000	$ $ $ $	1.591370 1.349863 0.859 0.966	0.000 20,001.792 21,737 1,000

Seligman Capital - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.838336 0.627 0.953 1.000	$ $ $ $	0.893614 0.838336 0.627 0.953	42,628 46,969.583 59,743 49,584

Seligman Communications and Information - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.877298 0.619 0.986 1.000	$ $ $ $	0.957232 0.877298 0.619 0.986	29,801 24,114.392 11,301 11,301

Seligman Global Technology - Class 2 Shares(1)	2004 2003 2002 2001	$ $ $ $	0.812512 0.607 0.904 1.000	$ $ $ $	0.830332 0.812512 0.607 0.904	45,039 56,389.496 56,446 53,553

Liberty Small Company Growth Fund, Variable Series - Class A(1)	2004 2003 2002 2001	$ $ $ $	1.014658 0.715 0.960 1.000	$ $ $ $	1.113285 1.014658 0.715 0.960	171,442 140,687.661 13,547 12,157

Vanguard - Short-Term Investment-Grade(2)[c]	2004 2003 2002	$ $ $	1.058843 1.039 1.000	$ $ $	1.063662 1.058843 1.039	293,155 221,490.383 36,469

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Vanguard - Total Bond Market Index(2)	2004 2003 2002	$ $ $	1.080190 1.055 1.000	$ $ $	1.107827 1.080190 1.055	248,274 222,708.098 18,889

Vanguard - Equity Index(2)	2004 2003 2002	$ $ $	1.025867 0.811 1.000	$ $ $	1.118757 1.025867 0.811	1,156,670 927,651.775 41,850

Vanguard - Mid-Cap Index(2)	2004 2003 2002	$ $ $	1.045212 0.792 1.000	$ $ $	1.237707 1.045212 0.792	606,226 571,647.749 102,559

Vanguard - REIT Index(2)	2004 2003 2002	$ $ $	1.246601 0.935 1.000	$ $ $	1.601291 1.246601 0.935	427,613 371,815.723 62,291

Fidelity - VIP Mid Cap Portfolio - Initial Class(4)	2004		$1.000		$1.214972	8,787

Fidelity - VIP Value Strategies Portfolio - Initial Class(4)	2004		$1.000		$1.118571	0.000

Wanger U.S. Smaller Companies(1)	2004 2003 2002 2001	$ $ $ $	1.054130 0.826 1.008 1.000	$ $ $ $	1.355374 1.054130 0.826 1.008	148,306 199,514.923 50,096 17,347

Wanger International Small Cap(1)	2004 2003 2002 2001	$ $ $ $	1.163767 0.719 0.848 1.000	$ $ $ $	1.351552 1.163767 0.719 0.848	209,884 171,179.180 53,272 9,227

WFVT Multi Cap Value Fund(1)d	2004 2003 2002 2001	$ $ $ $	0.998315 0.733 0.969 1.000	$ $ $ $	1.147293 0.998315 0.733 0.969	160,792 116,838.527 47,498 39,481

(1)	Subaccount Inception Date June 18, 2001.
(2)	Subaccount Inception Date May 1, 2002.
(3)	Subaccount Inception Date July 1, 2002.
(4)	Subaccount Inception Date May 1, 2004.
(5)	See the condensed financial table that appears as part of Appendix B for historical information for these subaccounts prior to the offering of the 1.50% death benefit option on June 18, 2001.
[a]	Formerly known as AllianceBeernstein Premier Growth Portfolio.
[b]	Formerly known as AllianceBeernstein Technology Portfolio.
[c]	Formerly known as Vanguard – Short-Term Corporate.
[d]	Effective April 8, 2005, Strong Multi Cap Value Fund II changed its name to WFVT Multi Cap Value Fund.

APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

INVESTMENT OPTIONS

The Advisor’s Edge Select® Variable Annuity offers you a means of investing in nineteen portfolios offered by various different investment companies and four General Account Guaranteed Options.

AEGON/Transamerica Series Trust – Initial Class(1)

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by J.P. Morgan Investment Management, Inc.

J.P. Morgan Enhanced Index

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Value Balanced

Subadvised by Morgan Stanley Investment Management

Van Kampen Active International Allocation

(1)	Formerly AEGON/Transamerica Series Fund, Inc.

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse – International Focus Portfolio

Credit Suisse – Small Cap Growth Portfolio

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Gartmore Variable Insurance Trust

Advised by Gartmore Global Asset Management Trust

Gartmore GVIT Developing Markets Fund

SteinRoe Variable Investment Trust

Advised by Columbia Management Advisors, Inc.

Liberty Small Company Growth Fund, Variable Series – Class A

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

Wanger International Small Cap

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Wells Fargo Variable Trust(1)

Managed by Wells Fargo Funds Management, LLC(1)

WFVT Multi Cap Value Fund(1)

(1)	Effective April 8, 2005 Strong Multi Cap Value Fund II of the Strong Variable Insurance Trust, managed by Strong Capital Management, Inc., changed its name to WFVT Multi Cap Value Fund of the Wells Fargo Variable Trust, managed by Wells Fargo Funds Management, LLC.

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class(1)

Subadvised by Templeton Investment Counsel LLC and Great Companies, L.L.C.

Templeton Great Companies Global

(1)	Formerly AEGON/Transamerica Series Fund, Inc.

The following Subaccount is only available to Owners who held an investment in this Subaccount on July 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after July 1, 2002, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Trust – Initial Class(1)

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

(1)	Formerly AEGON/Transamerica Series Fund, Inc.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•	Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

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Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10

(1)	Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.50%

(1)	Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.79%	1.78%

(1)	The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

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EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$393	$1198	$2031	$4235

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Peoples Benefit receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The

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Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from

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Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

•	If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Peoples Benefit receives due proof of the Annuitant’s death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Peoples Benefit may delay payment until the check has cleared your bank.

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CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy AV375)

(For the period October 26, 1998 through December 31, 2004)

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Clarion Real Estate Securities - Initial Class(1)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	1.706483 1.276 1.250 1.143 0.895 1.000	$ $ $ $ $ $	2.233675 1.706483 1.276 1.250 1.143 0.895	297,805 427,708 417,396 305,095 185,954 2,881

J.P. Morgan Enhanced Index - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.964689 0.759 1.022 1.179 1.343 1.154 1.000	$ $ $ $ $ $ $	1.055117 0.964689 0.759 1.022 1.179 1.343 1.154	1,892,985 2,428,020 2,228,786 3,668,440 3,225,502 1,662,594 1,000

Janus Growth - Initial Class(2)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	0.603988 0.464 0.673 0.951 1.359 1.000	$ $ $ $ $ $	0.687443 0.603988 0.464 0.673 0.951 1.359	4,170,838 4,547,889 4,846,628 6,682,199 5,679,261 676,854

Templeton Great Companies Global - Initial Class(2)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	0.848835 0.699 0.959 1.262 1.553 1.000	$ $ $ $ $ $	1.260166 0.848835 0.699 0.959 1.262 1.553	903,806 1,367,677.205 2,532,106 2,950,184 3,050,196 575,729

Transamerica Equity - Initial Class(2)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	0.712097 0.535453 0.828444 1.006582 1.487766 1.000000	$ $ $ $ $ $	1.078385 0.712097 0.535453 0.828444 1.006582 1.487766	442,409 605,314 713,192 1,424,490 1,343,845 246,122

Transamerica Small/Mid Cap Value - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	2.364745 1.258 2.109 1.662 1.520 1.192 1.000	$ $ $ $ $ $ $	2.710530 2.364745 1.258 2.109 1.662 1.520 1.192	700,797 1,028,398 1,104,946 1,226,430 1,310,663 541,434 1,000

Transamerica Value Balanced - Initial Class(2)	2004 2003 2002 2001 2000 1999	$ $ $ $ $ $	1.024551 0.848104 0.962410 0.998739 1.053303 1.000000	$ $ $ $ $ $	1.136190 1.024551 0.848104 0.962410 0.998739 1.053303	385,838 455,095 616,917 950,003 1,019,180 280,925

Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.940372 0.719 0.879 1.157 1.437 1.102 1.000	$ $ $ $ $ $ $	1.075061 0.940372 0.719 0.879 1.157 1.437 1.102	1,269,705 1,580,019 1,410,017 1,385,843 1,312,308 1,139,793 1,000

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Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Credit Suisse - International Focus Portfolio(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.942971 0.719 0.913 1.190 1.630 1.078 1.000	$ $ $ $ $ $ $	1.065961 0.942971 0.719 0.913 1.190 1.630 1.078	259,569 262,057 253,608 314,630 324,739 17,503 1,000

Credit Suisse – Small Cap Growth Portfolio(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.242745 0.849 1.300 1.571 1.947 1.169 1.000	$ $ $ $ $ $ $	1.357403 1.242745 0.849 1.300 1.571 1.947 1.169	1,292,143 1,399,243 1,478,232 1,708,471 1,599,802 14,585 1,000

Federated American Leaders Fund II(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.084098 0.862 1.096 1.162 1.512 1.096 1.000	$ $ $ $ $ $ $	1.172475 1.084098 0.862 1.096 1.162 1.512 1.096	1,625,749 1,986,005 1,827,959 1,651,193 1,463,986 1,288,094 1,000

Federated Capital Income Fund II(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.716340 0.603 0.804 0.946 1.064 1.062 1.000	$ $ $ $ $ $ $	0.775743 0.716340 0.603 0.804 0.946 1.064 1.062	80,846 135,584 140,048 314,705 400,549 166,796 1,000

Federated Fund for U.S. Government Securities II(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.232183 1.222 1.137 1.079 0.986 1.007 1.000	$ $ $ $ $ $ $	1.257748 1.232183 1.222 1.137 1.079 0.986 1.007	1,650,058 3,243,684 2,039,310 2,914,758 3,093,041 1,512,032 1,000

Federated High Income Bond Fund II(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.146467 0.952 0.953 0.954 1.065 1.056 1.000	$ $ $ $ $ $ $	1.247633 1.146467 0.952 0.953 0.954 1.065 1.056	1,045,583 1,375,954 1,523,943 752,567 697,331 327,458 1,000

Federated Prime Money Fund II(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.095739 1.105 1.106 1.082 1.036 1.005 1.000	$ $ $ $ $ $ $	1.088294 1.095739 1.105 1.106 1.082 1.036 1.005	1,552,330 1,733,498 2,476,243 3,883,105 3,521,141 13,680,189 449,266

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Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Gartmore GVIT Developing Markets Fund(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.548132 0.984 1.106 1.206 1.714 1.055 1.000	$ $ $ $ $ $ $	1.826916 1.548132 0.984 1.106 1.206 1.714 1.055	123,841 117,968 80,829 140,619 146,101 19,596 1,000

Liberty Small Company Growth Fund, Variable Series - Class A(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.400712 0.986 1.322 1.492 1.601 1.097 1.000	$ $ $ $ $ $ $	1.538377 1.400712 0.986 1.322 1.492 1.601 1.097	38,154 58,598 108,966 118,323 501,747 17,443 1,000

Wanger U.S. Smaller Companies(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.576808 1.117 1.363 1.243 1.373 1.114 1.000	$ $ $ $ $ $ $	1.838244 1.576808 1.117 1.363 1.243 1.373 1.114	660,731 707,948 611,205 298,207 432,510 549,766 1,000

Wanger International Small Cap(1)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.774295 1.210 1.425 1.835 2.584 1.159 1.000	$ $ $ $ $ $ $	2.277159 1.774295 1.210 1.425 1.835 2.584 1.159	608,975 629,200 622,769 679,826 726,164 305,860 1,000

WFVT Multi Cap Value Fund(1)a	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.275611 0.936 1.236 1.205 1.134 1.185 1.000	$ $ $ $ $ $ $	1.467416 1.275611 0.936 1.236 1.205 1.134 1.185	931,116 1,215,843 1,318,233 1,171,504 1,117,504 246,470 1,000

(1)	Subaccount Inception Date October 26, 1998.
(2)	Subaccount Inception Date May 3, 1999.
[a]	Effective April 8, 2005, Strong Multi Cap Value Fund II changed its name WFVT Multi Cap Value Fund.

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PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

STATEMENT OF ADDITIONAL INFORMATION

for the

ADVISOR’S EDGE SELECT VARIABLE ANNUITY

Offered by

Peoples Benefit Life Insurance Company

(An Iowa Stock Company)

Home Office

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select variable annuity policy (the “Policy”) offered by Peoples Benefit Life Insurance Company (the “Company” or “Peoples Benefit”). You may obtain a copy of the Prospectus dated May 1, 2005, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2005

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GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office - Financial Markets Division – Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner – The individual or entity that owns an individual policy.

Policy – The individual policy.

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Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Peoples Benefit by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

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THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

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MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect; Peoples Benefit will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money

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would remain in the guaranteed period option, may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effect annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G = the guaranteed interest rate applicable to S.

C = the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

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The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 1.30% for the mortality and expense risks assumed by Peoples Benefit of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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ADDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION - II — ADDITIONAL INFORMATION

Assume the Additional Death Distribution - II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

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Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50

Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000

Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000

Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

Stabilized	Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.50%
First Variable Payment	$500

	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	400.0000	1.250000	$500.00	—	—	400.0000
February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

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30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD =	2[(a-b + 1)[6]-1]
cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical Initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

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Based on the method of calculation described above, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, administrative charges, and optional features, when elected, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date.

TABLE 1 – A

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Double Enhanced Death Benefit Option and Additional Death Distribution – II

(Total Separate Account Annual Expenses: 2.15%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	0.28%	N/A	2.81%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	1.26%	N/A	1.44%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	0.66%	N/A	2.32%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	1.05%	N/A	1.89%	May 1, 2002
American Century International – Initial Class	0.44%	N/A	-1.14%	May 1, 2002
Capital Guardian Global – Initial Class	N/A	N/A	8.47%	May 1, 2004
Capital Guardian Value – Initial Class	N/A	N/A	12.93%	May 1, 2004
Clarion Real Estate Securities – Initial Class	2.08%	13.65%	9.69%	May 3, 1999
Great Companies – AmericaSM – Initial Class	-1.89%	N/A	5.46%	July 1, 2002
Great Companies – TechnologySM – Initial Class	2.12%	N/A	13.80%	July 1, 2002
J.P. Morgan Enhanced Index – Initial Class	0.29%	-6.83%	-1.07%	October 26, 1998
Janus Growth – Initial Class	3.82%	-14.77%	-8.39%	May 3, 1999
PIMCO Total Return – Initial Class	-1.05%	N/A	2.34%	May 1, 2002
Salomon All Cap – Initial Class	1.17%	N/A	-1.33%	June 18, 2001
Templeton Great Companies Global – Initial Class	7.13%	N/A	8.96%	July 1, 2002
Transamerica Equity – Initial Class	13.34%	N/A	1.49%	June 18, 2001
Transamerica Growth Opportunities – Initial Class	3.93%	N/A	6.96%	June 18, 2001
Transamerica Value Balanced – Initial Class	7.63%	N/A	4.21%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	-0.48%	-8.69%	-1.60%	October 26, 1998
Van Kampen Emerging Growth – Initial Class	-0.70%	N/A	-9.32%	June 18, 2001
AllianceBernstein Growth Portfolio – Class B	6.67%	N/A	-2.96%	June 18, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(2)	0.61%	N/A	-7.31%	June 18, 2001
AllianceBernstein Global Technology Portfolio – Class B(3)	-1.91%	N/A	-8.99%	June 18, 2001
Credit Suisse – International Focus Portfolio	-1.10%	-11.03%	-1.66%	October 26, 1998
Credit Suisse – Small Cap Growth Portfolio	3.94%	-8.36%	3.65%	October 26, 1998
Dreyfus IP – Core Bond Portfolio – Service Class	-2.70%	N/A	1.90%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	0.26%	N/A	-7.09%	June 18, 2001
Dreyfus VIF – Appreciation Portfolio – Service Class	-0.12%	N/A	-2.51%	June 18, 2001
Federated American Leaders Fund II	-0.24%	-1.76%	0.72%	October 26, 1998
Federated Capital Income Fund II	-2.09%	-8.47%	-6.08%	October 26, 1998
Federated Fund for U.S. Government Securities II	-1.37%	3.72%	2.64%	October 26, 1998
Federated High Income Bond Fund II	-0.25%	0.91%	1.64%	October 26, 1998
Gartmore GVIT Developing Markets Fund	-2.47%	-3.01%	6.30%	October 26, 1998
Seligman Capital Portfolio – Class 2 Shares	2.84%	N/A	-4.48%	June 18, 2001
Seligman Communications and Information Portfolio – Class 2 Shares	4.12%	N/A	-2.91%	June 18, 2001
Seligman Global Technology Portfolio – Class 2 Shares	-1.45%	N/A	-6.46%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series – Class A	2.12%	-2.74%	5.38%	October 26, 1998
Vanguard – Short-Term Investment-Grade Portfolio(4)	-0.73%	N/A	1.53%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	-1.39%	N/A	2.04%	May 1, 2002
Vanguard – Equity Index Portfolio	0.56%	N/A	0.82%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	2.11%	N/A	2.11%	May 1, 2002
Vanguard – REIT Index Portfolio	1.29%	N/A	8.75%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Initial Class	N/A	N/A	21.04%	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	N/A	N/A	11.44%	May 1, 2004
Wanger U.S. Smaller Companies	5.44%	-6.74%	10.05%	October 26, 1998
Wanger International Small Cap	2.94%	2.86%	7.55%	October 26, 1998
WFVT Multi Cap Value Fund(5)	-3.13%	1.20%	2.91%	October 26, 1998

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(3)	Formerly known as AllianceBernstein Technology Portfolio.
(4)	Formerly known as Vanguard – Short-Term Corporate Portfolio.
(5)	Effective April 8, 2005, Strong Multi Cap Value Fund II changed its name to WFVT Multi Cap Value Fund.

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TABLE 1 – B

STANDARD AVERAGE ANNUAL TOTAL RETURNS

Return of Premium Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	8.14%	N/A	6.22%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	12.55%	N/A	6.00%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	9.80%	N/A	6.17%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	11.92%	N/A	6.32%	May 1, 2002
American Century International – Initial Class	12.70%	N/A	3.66%	May 1, 2002
Capital Guardian Global – Initial Class	N/A	N/A	8.98%	May 1, 2004
Capital Guardian Value – Initial Class	N/A	N/A	13.46%	May 1, 2004
Clarion Real Estate Securities – Initial Class	30.96%	20.14%	15.29%	May 3, 1999
Great Companies – AmericaSM – Initial Class	0.26%	N/A	6.83%	July 1, 2002
Great Companies – TechnologySM – Initial Class	6.51%	N/A	16.22%	July 1, 2002
J.P. Morgan Enhanced Index – Initial Class	9.43%	-4.67%	0.92%	October 26, 1998
Janus Growth – Initial Class	13.87%	-12.70%	-6.35%	May 3, 1999
PIMCO Total Return – Initial Class	3.00%	N/A	4.34%	May 1, 2002
Salomon All Cap – Initial Class	7.58%	N/A	0.90%	June 18, 2001
Templeton Great Companies Global – Initial Class	7.89%	N/A	9.73%	July 1, 2002
Transamerica Equity – Initial Class	14.15%	N/A	2.20%	June 18, 2001
Transamerica Growth Opportunities – Initial Class	14.96%	N/A	10.61%	June 18, 2001
Transamerica Value Balanced – Initial Class	8.39%	N/A	4.95%	May 1, 2002
Van Kampen Active International Allocation – Initial Class	14.38%	-5.59%	1.23%	October 26, 1998
Van Kampen Emerging Growth – Initial Class	5.61%	N/A	-7.28%	June 18, 2001
AllianceBernstein Growth Portfolio – Class B	12.89%	N/A	-0.90%	June 18, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(2)	6.79%	N/A	-5.27%	June 18, 2001
AllianceBernstein Global Technology Portfolio – Class B(3)	3.58%	N/A	-7.12%	June 18, 2001
Credit Suisse – International Focus Portfolio	13.10%	-8.10%	1.09%	October 26, 1998
Credit Suisse – Small Cap Growth Portfolio	9.28%	-6.92%	5.12%	October 26, 1998
Dreyfus IP – Core Bond Portfolio – Service Class	2.87%	N/A	4.04%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	4.42%	N/A	-5.54%	June 18, 2001
Dreyfus VIF – Appreciation Portfolio – Service Class	3.29%	N/A	-1.08%	June 18, 2001
Federated American Leaders Fund II	8.21%	0.41%	2.66%	October 26, 1998
Federated Capital Income Fund II	8.35%	-6.08%	-3.97%	October 26, 1998
Federated Fund for U.S. Government Securities II	2.13%	5.03%	3.83%	October 26, 1998
Federated High Income Bond Fund II	8.88%	3.27%	3.69%	October 26, 1998
Gartmore GVIT Developing Markets Fund	18.07%	1.34%	10.29%	October 26, 1998
Seligman Capital Portfolio – Class 2 Shares	6.75%	N/A	-2.98%	June 18, 2001
Seligman Communications and Information Portfolio – Class 2 Shares	9.27%	N/A	-1.08%	June 18, 2001
Seligman Global Technology Portfolio – Class 2 Shares	2.35%	N/A	-4.98%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series – Class A	9.88%	-0.74%	7.26%	October 26, 1998
Vanguard – Short-Term Investment-Grade Portfolio(4)	0.60%	N/A	2.49%	May 1, 2002
Vanguard – Total Bond Market Index Portfolio	2.71%	N/A	4.06%	May 1, 2002
Vanguard – Equity Index Portfolio	9.22%	N/A	4.44%	May 1, 2002
Vanguard – Mid-Cap Index Portfolio	18.59%	N/A	8.47%	May 1, 2002
Vanguard – REIT Index Portfolio	28.64%	N/A	19.45%	May 1, 2002
Fidelity – VIP Mid Cap Portfolio – Initial Class	N/A	N/A	21.62%	May 1, 2004
Fidelity – VIP Value Strategies Portfolio – Initial Class	N/A	N/A	11.97%	May 1, 2004
Wanger U.S. Smaller Companies	28.40%	-2.45%	14.28%	October 26, 1998
Wanger International Small Cap	16.64%	6.06%	10.40%	October 26, 1998
WFVT Multi Cap Value Fund(5)	15.09%	5.34%	6.45%	October 26, 1998

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(3)	Formerly known as AllianceBernstein Technology Portfolio.
(4)	Formerly known as Vanguard – Short-Term Corporate Portfolio.
(5)	Effective April 8, 2005, Strong Multi Cap Value Fund II changed its name to WFVT Multi Cap Value Fund.

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ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Peoples Benefit may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

As shown in Table 2 below, the Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout. Also, Table 2 does not reflect the charge of any optional rider.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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TABLE 2

Hypothetical (Adjusted Historical) Average Annual Total Returns

Return of Premium Death Benefit Option and No Optional Features

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception of The Subaccount(1)	Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Initial Class	8.14%	N/A	6.22%	May 1, 2002
Asset Allocation – Growth Portfolio – Initial Class	12.55%	N/A	6.00%	May 1, 2002
Asset Allocation – Moderate Portfolio – Initial Class	9.80%	N/A	6.17%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Initial Class	11.92%	N/A	6.32%	May 1, 2002
American Century International – Initial Class	12.70%	-7.37%	-1.33%	January 1, 1997
Capital Guardian Global – Initial Class	9.29%	-2.84%	4.19%	February 3, 1998
Capital Guardian Value – Initial Class	15.04%	5.31%	9.06%	May 27, 1993
Clarion Real Estate Securities – Initial Class	30.96%	20.14%	10.94%	May 1, 1998
Great Companies – AmericaSM – Initial Class	0.26%	N/A	-1.33%	May 1, 2000
Great Companies – TechnologySM – Initial Class	6.51%	N/A	-17.80%	May 1, 2000
J.P. Morgan Enhanced Index – Initial Class	9.43%	-4.67%	4.93%	May 1, 1997
Janus Growth – Initial Class	13.87%	-12.70%	11.13%	October 2, 1986
PIMCO Total Return – Initial Class	3.00%	N/A	4.34%	May 1, 2002
Salomon All Cap – Initial Class	7.58%	4.71%	6.66%	May 3, 1999
Templeton Great Companies Global – Initial Class	7.89%	N/A	-7.12%	September 1, 2000
Transamerica Equity – Initial Class(3)	14.15%	-3.76%	14.45%	February 26, 1969
Transamerica Growth Opportunities – Initial Class	14.96%	N/A	9.91%	May 1, 2001
Transamerica Value Balanced – Initial Class	8.39%	4.91%	6.83%	January 3, 1995
Van Kampen Active International Allocation – Initial Class	14.38%	-5.59%	2.96%	April 8, 1991
Van Kampen Emerging Growth – Initial Class	5.61%	-13.15%	10.01%	March 1, 1993
AllianceBernstein Growth Portfolio – Class B	12.89%	-11.11%	-6.47%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B(2)	6.79%	-10.87%	-8.04%	July 14, 1999
AllianceBernstein Global Technology Portfolio – Class B(3)	3.58%	-14.83%	-8.21%	September 22, 1999
Credit Suisse – International Focus Portfolio	13.10%	-8.10%	1.43%	June 30, 1995
Credit Suisse – Small Cap Growth Portfolio	9.28%	-6.92%	6.20%	June 30, 1995
Dreyfus IP – Core Bond Portfolio – Service Class	2.87%	N/A	5.06%	May 1, 2000
The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	4.42%	-3.55%	10.05%	October 7, 1993
Dreyfus VIF – Appreciation Portfolio – Service Class	3.29%	-2.53%	8.95%	April 5, 1993
Federated American Leaders Fund II	8.21%	0.41%	8.83%	February 10, 1994
Federated Capital Income Fund II	8.35%	-6.08%	2.58%	February 10, 1994
Federated Fund for U.S. Government Securities II	2.13%	5.03%	4.39%	March 28, 1994
Federated High Income Bond Fund II	8.88%	3.27%	5.09%	March 1, 1994
Gartmore GVIT Developing Markets Fund	18.07%	1.34%	1.11%	February 2, 1996
Seligman Capital Portfolio – Class 2 Shares	6.75%	-3.37%	10.02%	June 21, 1988
Seligman Communications and Information Portfolio – Class 2 Shares	9.27%	-8.40%	11.03%	October 4, 1994
Seligman Global Technology Portfolio – Class 2 Shares	2.35%	-11.64%	7.70%	May 1, 1996
Liberty Small Company Growth Fund, Variable Series – Class A	9.88%	-0.74%	8.98%	January 1, 1989
Vanguard – Short-Term Investment-Grade Portfolio(4)	0.60%	4.04%	3.56%	February 8, 1999
Vanguard – Total Bond Market Index Portfolio	2.71%	5.65%	5.56%	April 29, 1991
Vanguard – Equity Index Portfolio	9.22%	-3.77%	9.45%	April 29, 1991
Vanguard – Mid-Cap Index Portfolio	18.59%	8.49%	11.04%	February 9, 1999
Vanguard – REIT Index Portfolio	28.64%	19.26%	15.40%	February 9, 1999
Fidelity – VIP Mid Cap Portfolio – Initial Class	23.10%	13.21%	18.78%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Initial Class	12.14%	N/A	11.57%	February 25, 2002
Wanger U.S. Smaller Companies	28.40%	-2.45%	14.82%	May 3, 1995
Wanger International Small Cap	16.64%	6.06%	14.66%	May 3, 1995
WFVT Multi Cap Value Fund(5)	15.09%	5.34%	2.98%	October 10, 1997

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.
(2)	Formerly known as AllianceBernstein Premier Growth Portfolio.
(3)	Formerly known as AllianceBernstein Technology Portfolio.
(4)	Formerly known as Vanguard – Short-Term Corporate Portfolio.
(5)	Effective April 8, 2005, Strong Multi Cap Value Fund II changed its name to WFVT Multi Cap Value Fund.

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

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INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•	Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

17

•	Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•	Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•	Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•	Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•	Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•	Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•	Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•	Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•	Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•	Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

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Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit’s general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

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DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner’s gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate Premium Payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 ½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements

20

that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 ½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $3,000 ($3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 ($3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to

21

any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the

22

preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF PEOPLES BENEFIT

Peoples Benefit at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Peoples Benefit and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG, like Peoples Benefit, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. The selling firm and/or its affiliates are also licensed under state insurance laws.

During fiscal years 2004 and 2003, the amounts paid to AFSG in connection with all Policies sold through the separate account were $846,672.07 and $984,024.17, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

ADMINISTRATIVE SERVICES CONTRACT

We and AFSG, the principal underwriter for the Policies, have contracted with Symmetry Partners, LLC (“Symmetry”), to provide certain administrative services to owners who purchase a Policy through registered

23

representatives of Symmetry. The administrative services include customer service, aggregation of customer statements, performance reporting, marketing support and asset allocation assistance. We pay Symmetry an annual fee equal to 0.20% of the amount of assets in the Policies that are sold by Symmetry registered representatives. During fiscal year 2004, AFSG paid no administrative services fees to Symmetry in connection with the sale of the Policies.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Peoples Benefit at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of the year ended December 31, 2004, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2004, and 2003, and for each of the three years in the period ended December 31, 2004, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

24

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Peoples Benefit Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Peoples Benefit Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of

1

Peoples Benefit Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Peoples Benefit Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as discussed in Note 2 to the financial statements, in 2003 Peoples Benefit Life Insurance Company changed its accounting policy for derivative instruments.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

2

Peoples Benefit Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
Admitted assets
Cash and invested assets:
Cash and short-term investments	$174,544	$129,953
Bonds	4,323,656	4,190,377
Preferred stocks:
Unaffiliated	7,915	4,915
Affiliated	51,926	—
Common stocks:
Unaffiliated (cost: 2004 – $1,843; 2003 – $70,291)	1,882	100,185
Affiliated (cost: 2004 – $6,312; 2003 – $4,511)	2,263	2,816
Mortgage loans on real estate	587,506	706,901
Real estate, at cost less allowances for depreciation (2004 - $0; 2003 - $507)	7,521	7,042
Policy loans	151,651	154,194
Receivable for securities	—	4,990
Other invested assets	327,064	353,681

Total cash and invested assets	5,635,928	5,655,054

Premiums deferred and uncollected	52,574	47,571
Reinsurance receivable	1,785	1,271
Accrued investment income	58,716	59,779
Net deferred income tax asset	28,884	45,582
Receivable from parent, subsidiaries and affiliates	50,000	26,000
Other assets	37,323	11,181
Separate account assets	8,457,916	7,593,842

Total admitted assets	$14,323,126	$13,440,280

3

	December 31
	2004	2003
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,007,307	$1,119,719
Annuity	2,592,840	2,682,393
Accident and health	60,119	59,451
Policy and contract claim reserves:
Life	16,638	22,233
Accident and health	31,272	29,461
Liability for deposit-type contracts	1,051,547	1,152,327
Interest maintenance reserve	4,249	—
Other policyholders’ funds	2,247	2,931
Remittances and items not allocated	2,360	367
Asset valuation reserve	117,327	140,666
Commissions and expense allowances payable on reinsurance assumed	771	943
Payable to affiliates	88,442	65,963
Payable for securities	219,830	68,281
Transfers to separate accounts due or accrued	(8,667)	(30,806)
Federal income taxes payable	3,908	212
Other liabilities	59,968	57,199
Separate account liabilities	8,457,916	7,593,842

Total liabilities	13,708,074	12,965,182

Capital and surplus:
Common stock, $11 per share par value, 1,145,000 shares authorized, issued and outstanding	12,595	12,595
Preferred stock, $11 per share par value, $240 per share liquidation value, 2,290,000 shares authorized, issued and outstanding	25,190	25,190
Paid-in surplus	2,583	2,583
Unassigned surplus	574,684	434,730

Total capital and surplus	615,052	475,098

Total liabilities and capital and surplus	$14,323,126	$13,440,280

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$137,555	$152,615	$147,626
Annuity	629,391	476,287	969,263
Accident and health	154,093	149,256	139,862
Net investment income	290,528	303,002	360,560
Amortization of interest maintenance reserve	(766)	(1,447)	(1,939)
Commissions and expense allowances on reinsurance ceded	13,943	9,402	9,627
Separate account fee income	19,637	22,304	16,935
Reinsurance reserve recapture	88,102	—	—
Other	3,456	1,335	1,115

	1,335,939	1,112,754	1,643,049
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	195,328	206,593	181,334
Surrender benefits	672,283	732,050	676,407
Other benefits	210,183	210,627	222,459
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(25,578)	(10,462)	(13,790)
Annuity	(88,377)	(83,675)	6,718
Accident and health	760	(13,169)	3,953

	964,599	1,041,964	1,077,081
Insurance expenses:
Commissions	43,536	46,493	37,122
General insurance expenses	65,077	91,383	73,800
Taxes, licenses and fees	8,751	9,204	2,220
Net transfers to (from) separate accounts	58,334	(136,835)	362,137
Consideration on reinsurance recaptured	81,322	—	—
Other expenses	203	1,442	(308)

	257,223	11,687	474,971

Total benefits and expenses	1,221,822	1,053,651	1,552,052

Gain from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	114,117	59,103	90,997
Dividends to policyholders	(67)	(9)	169

Gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	114,184	59,112	90,828
Federal income tax expense (benefit)	(10,584)	7,967	13,138

Gain from operations before net realized capital gains (losses) on investments	124,768	51,145	77,690
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	13,964	(44,688)	(54,446)

Net income	$138,732	$6,457	$23,244

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2002	$12,595	$25,190	$2,583	$304,025	$344,393
Cumulative effect of change in accounting principles	—	—	—	(34)	(34)
Net income	—	—	—	23,244	23,244
Change in net unrealized capital gains/losses	—	—	—	(76,173)	(76,173)
Change in non-admitted assets	—	—	—	(40,120)	(40,120)
Change in liability for reinsurance in unauthorized companies	—	—	—	(2,905)	(2,905)
Change in asset valuation reserve	—	—	—	87,825	87,825
Change in surplus in separate accounts	—	—	—	(40)	(40)
Change in net deferred income tax asset	—	—	—	40,978	40,978
Tax benefits on stock options exercised	—	—	—	64	64
Other	—	—	—	911	911

Balance at December 31, 2002	12,595	25,190	2,583	337,775	378,143
Net income	—	—	—	6,457	6,457
Change in net unrealized capital gains/losses	—	—	—	102,709	102,709
Change in non-admitted assets	—	—	—	67,024	67,024
Change in liability for reinsurance in unauthorized companies	—	—	—	3,084	3,084
Change in asset valuation reserve	—	—	—	(58,892)	(58,892)
Change in surplus in separate accounts	—	—	—	48	48
Change in net deferred income tax asset	—	—	—	(24,045)	(24,045)
Reinsurance transactions	—	—	—	559	559
Tax benefits on stock options exercised	—	—	—	11	11

Balance at December 31, 2003	12,595	25,190	2,583	434,730	475,098
Net income	—	—	—	138,732	138,732
Change in net unrealized capital gains/losses	—	—	—	(10,951)	(10,951)
Change in non-admitted assets	—	—	—	17,406	17,406
Change in asset valuation reserve	—	—	—	23,339	23,339
Change in net deferred income tax asset	—	—	—	(29,557)	(29,557)
Tax benefits on stock options exercised	—	—	—	32	32
Reinsurance transactions	—	—	—	(72)	(72)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	1,025	1,025

Balance at December 31, 2004	$12,595	$25,190	$2,583	$574,684	$615,052

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Operating activities
Premiums collected, net of reinsurance	$916,897	$771,774	$1,236,942
Net investment income received	299,100	313,980	364,526
Miscellaneous income	36,940	28,419	40,302
Benefit and loss related payments	(999,000)	(1,135,610)	(1,065,385)
Net transfers to (from) separate accounts	(33,253)	111,039	(359,867)
Commissions and other expenses paid	(116,906)	(157,762)	(123,160)
Consideration on reinsurance recaptured	(81,322)	—	—
Dividends paid to policyholders	(91)	(153)	(178)
Federal and foreign income taxes received (paid)	(1,508)	33,248	(34,781)

Net cash provided by (used in) operating activities	20,857	(35,065)	58,399

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,896,060	4,623,062	3,550,240
Stocks	122,200	44,791	284,952
Mortgage loans	154,826	318,663	395,240
Real estate	7,249	4,037	223
Other invested assets	72,740	52,390	41,925
Miscellaneous proceeds	220,185	90,230	35,458

Total investment proceeds	4,473,260	5,133,173	4,308,038

Cost of investments acquired:
Bonds	(4,032,778)	(4,016,170)	(3,986,075)
Stocks	(76,565)	(38,329)	(202,560)
Mortgage loans	(34,587)	(1,310)	(18,013)
Real estate	(7,521)	3,617	(10,161)
Other invested assets	(25,015)	(48,827)	(68,773)
Miscellaneous applications	—	(341,099)	(44,501)

Total cost of investments acquired	(4,176,466)	(4,442,118)	(4,330,083)
Net decrease in policy loans	2,543	5,344	4,698

Net cost of investments acquired	(4,173,923)	(4,436,774)	(4,325,385)

Net cash provided by (used in) investing activities	299,337	696,399	(17,347)

Financing and miscellaneous activities
Deposits on deposit-type contract funds and other liabilities	—	—	18,594
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(35,025)	(662,855)	(128,656)
Other cash provided (used)	(240,578)	114,184	72,146

Net cash used in financing and miscellaneous activities	(275,603)	(548,671)	(37,916)

Net increase in cash and short-term investments	44,591	112,663	3,136

Cash and short-term investments:
Beginning of year	129,953	17,290	14,154

End of year	$174,544	$129,953	$17,290

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products and guaranteed interest contracts and funding agreements, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

8

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required for fair value hedges. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

9

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

10

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts With Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue

11

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

12

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a designation of an NAIC 6), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market and the related unrealized capital gains or losses are reported in unassigned surplus. Common stock of affiliated companies are valued based on the equity basis as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments. These derivative instruments consist primarily of interest rate swap agreements, including basis swaps and futures, and are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for

13

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003 the Company excluded investment income due and accrued of $0 and $39, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 86 “Accounting for Derivative Instruments and Hedging Activities.” In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective.

14

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had no impact on capital and surplus as of January 1, 2003.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the

15

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in the statement of operations.

The Company owns an option to acquire shares of Class C Voting stock of AEGON USA, Inc., an affiliate. Refer to Note 10, Related Party Transactions, for a further discussion of the stock option agreement.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is

16

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

17

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 10.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

18

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $619,697, $461,451, and $822,284, in 2004, 2003, and 2002, respectively. In addition, the Company received $19,637, $22,304, and $16,935 in 2004, 2003 and 2002, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid.

19

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $1,025 for the year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $(34), which was charged directly to unassigned surplus as a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized

20

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

gains and losses. This change of accounting principle had no net impact on unassigned surplus as of January 1, 2003.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks other than affiliates are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities of unaffiliated entities are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Short-term notes receivable from affiliates: The carrying amount for short-term notes receivable from affiliates approximate their fair values.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contract liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Interest rate swaps and call options: Estimated fair value of swaps, including interest rate and currency swaps and call options, are based on pricing models or formulas using current assumptions.

21

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts (including separate account universal life liabilities) other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$174,544	$174,544	$129,953	$129,953
Bonds	4,323,656	4,544,924	4,190,377	4,355,293
Preferred stocks, other than affiliates	7,915	8,353	4,915	5,306
Common stocks, other than affiliates	1,882	1,882	100,185	100,185
Mortgage loans on real estate	587,506	651,957	706,901	792,640
Policy loans	151,651	151,651	154,194	154,194
Short-term notes receivable from affiliates	50,000	50,000	26,000	26,000
Interest rate swaps	(14,838)	28,615	(10,090)	15,744
Call options	—	—	679	679
Credit default swaps	—	1,139	—	960
Separate account assets	8,457,916	8,457,916	7,593,842	7,593,842

Liabilities
Investment contract liabilities	2,390,077	2,509,542	2,578,186	2,684,013
Separate account annuity liabilities	8,401,773	8,401,773	7,553,096	7,553,096

22

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

The Company owns 100% of the outstanding common stock of Buena Sombra Insurance Agency at December 31, 2004 and 2003. The cost of this subsidiary was $100. The Company owns 100% of the outstanding common stock of JMH Operating Company at December 31, 2004 and 2003. The cost of this subsidiary was $4,411. The Company owns 32% of the outstanding common stock of Real Estate Alternative Portfolio 3A at December 31, 2004. The cost of this subsidiary was $1,801. Buena Sombra, JMH Operating Company, and Real Estate Alternative Portfolio 3A are all valued based upon the equity basis as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC.

The Company also owns 100% of the outstanding preferred shares of GTFP, an affiliated company, at December 31, 2004. The cost of this subsidiary was $51,926.

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$228,088	$8,330	$108	$663	$235,647
State, municipal and other government	73,427	9,083	665	193	81,652
Public utilities	259,992	21,804	317	631	280,848
Industrial and miscellaneous	2,664,893	211,302	7,478	4,869	2,863,848
Mortgage and other asset-backed securities	1,097,256	12,275	5,401	21,202	1,082,928

	4,323,656	262,794	13,969	27,558	4,544,923
Preferred stocks	7,915	437	—	—	8,352

	$4,331,571	$263,231	$13,969	$27,558	$4,553,275

23

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$141,509	$708	$585	$1,177	$140,455
State, municipal and other government	57,751	7,006	98	687	63,972
Public utilities	254,964	18,641	3,275	—	270,330
Industrial and miscellaneous	2,578,884	190,997	11,108	12,000	2,746,773
Mortgage and other asset-backed securities	1,157,269	12,645	6,547	29,604	1,133,763

	4,190,377	229,997	21,613	43,468	4,355,293
Preferred stocks	4,915	391	—	—	5,306

	$4,195,292	$230,388	$21,613	$43,468	$4,360,599

The Company held bonds at December 31, 2004 and 2003 with a carrying amount of $29,603 and $4,031, respectively, and amortized cost of $34,465 and $5,451, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These bonds are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds with gross unrealized losses at December 31, 2004 and 2003 are as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$22,050	$18,490	$40,540
State, municipal and other government	8,267	2,226	10,493
Public utilities	31,892	15,946	47,838
Industrial and miscellaneous	290,683	87,162	377,845
Mortgage and other asset-backed securities	470,171	96,212	566,383

	$823,063	$220,036	$1,043,099

24

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2003
Bonds:
United States Government and agencies	$96,095	$24,250	$120,345
State, municipal and other government	375	2,620	2,995
Public utilities	73,656	—	73,656
Industrial and miscellaneous	461,914	89,588	551,502
Mortgage and other asset-backed securities	487,643	125,598	613,241

	$1,119,683	$242,056	$1,361,739

The carrying amounts and estimated fair values of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$69,092	$69,857
Due after one year through five years	864,601	894,036
Due after five years through ten years	913,977	977,743
Due after ten years	1,378,730	1,520,359

	3,226,400	3,461,995
Mortgage and other asset-backed securities	1,097,256	1,082,928

	$4,323,656	$4,544,923

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

25

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Significant concentrations of credit risk were held in the Asset-Backed Security Aircraft sector at December 31, 2004. Evaluations of underlying undiscounted cash flows indicate a full return of principal at, or above, the present carrying amount. The fair value, carrying value, and unrealized loss amounts are as follows:

	2004	2003
Fair value	$16,444	$18,120
Carrying amount	33,294	35,759

Unrealized loss	$16,850	$17,639

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Income on bonds and preferred stocks	$236,959	$240,472	$270,242
Dividends on equity investments	4,569	1,509	2,741
Income on mortgage loans	51,556	64,327	89,146
Rental income on real estate	914	5,455	7,399
Interest on policy loans	6,280	7,856	7,435
Other investment income	6,150	3,358	8,934

Gross investment income	306,428	322,977	385,897
Less investment expenses	15,900	19,975	25,337

Net investment income	$290,528	$303,002	$360,560

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$3,898,355	$4,633,213	$3,552,117

Gross realized gains	$35,447	$108,155	$29,733
Gross realized losses	(38,208)	(82,909)	(83,293)

Net realized gains (losses)	$(2,761)	$25,246	$(53,560)

26

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Gross realized losses in 2004, 2003, and 2002 include $13,564, $37,918, and $34,528, respectively, that relate to losses recognized on other than temporary declines in fair values of debt securities.

At December 31, 2004, investments with an aggregate carrying amount of $2,310 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) are summarized below:

	Realized
	Year Ended December 31
	2004	2003	2002
Debt securities	$(2,761)	$25,246	$(53,560)
Equity securities	33,913	(3,777)	(32,053)
Mortgage loans on real estate	—	14,517	—
Real estate	271	371	(4,603)
Other invested assets	7,180	(45,458)	562

	38,603	(9,101)	(89,654)

Federal income tax effect	(15,820)	—	20,811
Transfer (to) from interest maintenance reserve	(8,819)	(35,587)	14,397

Net realized capital gains (losses) on investments	$13,964	$(44,688)	$(54,446)

	Change in Unrealized
	Year Ended December 31
	2004	2003	2002
Bonds	$6,201	$60,104	$(43,789)
Preferred stocks	—	—	591
Common stocks	(32,209)	23,359	447
Mortgage loans on real estate	—	1,382	2,442
Other invested assets	15,057	17,864	(35,864)

Change in net unrealized capital gains/losses	$(10,951)	$102,709	$(76,173)

27

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

	December 31
	2004	2003
Unrealized gains	$47	$29,947
Unrealized losses	(4,057)	(1,748)

Net unrealized gains	$(4,010)	$28,199

The Company did not issue any new mortgage loans in 2004 or 2003. At December 31, 2004, mortgage loans with a carrying value of $4,570 were non-income producing for the previous six months. Accrued interest of $673 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 2004, 2003 and 2002, mortgage loans of $7,527, $3,725 and $10,204, respectively, were foreclosed and transferred to real estate. At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $37,033 and $29,155, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2004	2003		2004	2003
Middle Atlantic	29%	26%	Office	29%	27%
Pacific	26	25	Retail	22	27
E. North Central	18	16	Apartment	17	18
South Atlantic	12	17	Agricultural	12	14
E. South Central	6	7	Industrial	10	10
New England	3	3	Other	10	3
W. North Central	2	3	Hotel/Motel	—	1
W. South Central	2	2
Mountain	2	1

28

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $165,679 and $60,996 and credit default swaps with a fair value of $1,139 and $960, respectively. During the years ended December 31, 2004, 2003, and 2002, the Company did not recognize any capital losses related to credit default swaps.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $48,728.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon

29

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $19,570.

For the years ended December 31, 2004 and 2003, the Company recorded unrealized gains (losses) of $0 and $(402), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements. The Company recognized income (loss) from options contracts in the amount of $(1), $47, and $4, for the years ended December 31, 2004, 2003, and 2002, respectively.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2004	2003
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$736,789	$467,845
Receive floating – pay floating	294,027	299,085
Receive floating – pay fixed	484,977	455,545

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and

30

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $898, $(829), and $(2,396) for the years ended December 31, 2004, 2003, and 2002, respectively.

Open futures contracts at December 31, 2004 and 2003, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2004
37	S&P 500 March 2005 Futures	$11,148	$11,227

December 31, 2003
34	S&P 500 March 2004 Futures	$9,247	$9,530

The Company’s use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company’s hedging strategy to be unsuccessful and result in losses.

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

31

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$858,426	$707,100	$1,047,258
Reinsurance assumed	97,207	102,095	236,488
Reinsurance ceded	(34,594)	(31,037)	(26,995)

Net premiums earned	$921,039	$778,158	$1,256,751

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $66,916, $63,403, and $194,095 for the years ended December 31, 2004, 2003, and 2002, respectively. The related aggregate reserves for policies and contracts are $2,214,064 and $2,422,181 at December 31, 2004 and 2003, respectively.

The Company received reinsurance recoveries in the amount of $14,151, $12,190, and $9,753 during 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $3,784 and $3,414, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $33,777 and $26,441, respectively.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,192 and the reserve credit taken of $3,167 was credited directly to unassigned surplus on a net of tax basis. During 2004 and 2003, the Company has amortized $72 and $75, respectively, into earnings with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $908,000 and $982,306 at December 31, 2004 and 2003, respectively.

On June 30, 2004, Academy Life Insurance Company, an affiliate, recaptured the business it had ceded under a reinsurance treaty with the Company. The Company paid $81,322 as consideration for this recapture, which has been included in the Company’s

32

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

statement of operations. The change in reserves of $88,102 related to the recapture has been reported as revenue in the Company’s statement of operations.

6. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2004	2003
Deferred income tax assets:
Loss carryforwards	$—	$14,407
Partnerships	—	980
Deferred intercompany loss	7,303	9,955
Guaranty funds	2,630	2,558
Nonadmitted assets	1,896	2,572
Tax basis deferred acquisition costs	31,258	34,209
Reserves	32,239	37,649
Unrealized capital losses	16,069	15,065
Other	1,595	5,403

Total deferred income tax assets	$92,990	$122,798

Total deferred income tax assets – nonadmitted	$42,680	$55,539

Deferred income tax liabilities:
Partnerships	$4,995	$—
Unrealized capital gains	11,219	17,104
Deferred intercompany gains	1,195	—
Other	4,017	4,573

Total deferred income tax liabilities	$21,426	$21,677

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$(29,557)	$(24,045)	$40,978

Change in deferred income tax assets - nonadmitted	$(12,859)	$(22,271)	$19,579

33

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax computed at the federal statutory rate (35%)	$39,964	$20,689	$31,790
Amortization of IMR	268	507	679
Deferred acquisition costs – tax basis	(2,945)	(1,909)	(1,204)
Depreciation	(153)	(136)	76
Dividends received deduction	(1,251)	(1,039)	(470)
Tax credits	(35,412)	(9,988)	(15,711)
Prior year under (over) accrual	(4,393)	(5,363)	2,548
Tax reserve valuation	(459)	1,952	1,146
All other adjustments	(6,203)	3,254	(5,716)

Federal income tax expense (benefit)	$(10,584)	$7,967	$13,138

Tax credits include low income housing credits which are investments which the Company’s primary benefit is a reduction in income tax expense via tax credits.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements of income deferred in the PSA ($17,425 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $6,099.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

34

Peoples Benefit Life Insurance Company

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The Company has incurred income taxes during 2004, 2003 and 2002 of $312,070, $15,881, and $23,200, respectively, that will be available for recoupment in the event of future net losses.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. An examination is underway for 2001 through 2003. The Company believes the ultimate settlement of open tax years will not be material to the Company’s financial position.

7. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted 2.56% and 3.7% of ordinary life insurance in force at December 31, 2004 and 2003, respectively.

35

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$496,694	4%	$452,245	4%
Subject to discretionary withdrawal at book value less surrender charge	15,470	—	72,739	1
Subject to discretionary withdrawal at market value	8,197,024	68	7,183,275	63
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	1,004,433	8	978,019	8
Not subject to discretionary withdrawal provision	2,445,865	20	2,787,450	24

Total policy reserves on annuities and deposit fund liabilities	$12,159,486	100%	$11,473,728	100%

Included in the liability for deposit-type contracts at December 31, 2004 and 2003 are approximately $272,432 and $372,100, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2004, the contractual maturities were: 2005 - $0; 2006 - $263,372; 2007 - $0; 2008 - $0; 2009 - $0 and thereafter - $9,060.

36

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$4,948	$3,192	$1,756
Ordinary direct renewal business	19,655	4,421	15,234
Group life direct business	29,186	9,858	19,328
Reinsurance ceded	(462)	—	(462)

Total life and annuity	53,327	17,471	35,856

Accident and health:
Direct	7,842	—	7,842
Reinsurance assumed	8,936	—	8,936
Reinsurance ceded	(60)	—	(60)

Total accident and health	16,718	—	16,718

	$70,045	$17,471	$52,574

December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,171	$3,504	$2,667
Ordinary direct renewal business	18,966	4,291	14,675
Group life direct business	31,468	11,063	20,405
Reinsurance ceded	(321)	—	(321)

Total life and annuity	56,284	18,858	37,426

Accident and health:
Direct	6,277	—	6,277
Reinsurance assumed	3,957	—	3,957
Reinsurance ceded	(89)	—	(89)

Total accident and health	10,145	—	10,145

	$66,429	$18,858	$47,571

37

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2004 and 2003, the Company had insurance in force aggregating $2,857,421 and $2,347,709, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $10,704 and $14,066 to cover these deficiencies at December 31, 2004 and 2003, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2004	$—	$107	$619,404	$619,511

Reserves for separate accounts as of December 31, 2004 with assets at:
Fair value	$135,147	$42,184	$8,267,641	$8,444,972

	$135,147	$42,184	$8,267,641	$8,444,972

Reserves by withdrawal characteristics as of December 31, 2004:
With market value adjustment	$89,343	$42,184	$—	$131,527
At market value	—	—	8,208,852	8,208,852
Not subject to discretionary withdrawal	45,804	—	58,789	104,593

Total	$135,147	$42,184	$8,267,641	$8,444,972

38

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2003	$—	$291	$461,028	$461,319

Reserves for separate accounts as of December 31, 2003 with assets at:
Fair value	$308,924	$46,257	$7,210,346	$7,565,527

	$308,924	$46,257	$7,210,346	$7,565,527

Reserves by withdrawal characteristics as of December 31, 2003:
With market value adjustment	$80,397	$46,257	$—	$126,654
At market value	—	—	7,195,706	7,195,706
Not subject to discretionary withdrawal	228,527	—	14,640	243,167

Total	$308,924	$46,257	$7,210,346	$7,565,527

Premiums, deposits and other considerations for the year ended December 31, 2002	$—	$170	$811,751	$811,921

Reserves for separate accounts as of December 31, 2002 with assets at:
Fair value	$424,557	$49,389	$5,877,171	$6,351,117

	$424,557	$49,389	$5,877,171	$6,351,117

Reserves by withdrawal characteristics as of December 31, 2002:
With market value adjustment	$114,891	$49,389	$—	$164,280
At market value	—	—	5,866,270	5,866,270
Not subject to discretionary withdrawal	309,666	—	10,901	320,567

Total	$424,557	$49,389	$5,877,171	$6,351,117

39

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the Company’s separate accounts annual statement:
Transfers to separate accounts	$619,696	$461,451	$822,284
Transfers from separate accounts	(561,230)	(603,249)	(460,169)

Net transfers to (from) separate accounts	58,466	(141,798)	362,115
Reconciling adjustments	(132)	4,963	22

Net transfers to (from) separate accounts, as reported herein	$58,334	$(136,835)	$362,137

At December 31, 2004 and 2003, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Minimum Guaranteed Income Benefit	$16,486	$145	$—
2003	Minimum Guaranteed Income Benefit	$14,807	$68	$—

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

40

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2004 and 2003, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Minimum Guaranteed Death Benefit	$5,948,949	$19,156	$—
2003	Minimum Guaranteed Death Benefit	$5,471,422	$17,277	$—

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

8. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102/105 percent of the fair market value of the loaned securities as of the transaction date for domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102/105 percent of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102/105 percent of the fair value of the loaned securities. The program requirements restrict collateral from rehypothecation by any party involved in the transaction and has minimum limitations related to credit worthiness, duration and borrower levels. At December 31, 2004 and 2003, the value of securities loaned amounted to $217,956 and $0, respectively.

41

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2005, without prior regulatory approval, is $124,768.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus to be maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $25,768, $28,424, and $32,312, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the 30-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $1,363, $640, and $376, respectively, to affiliates.

At December 31, 2004 and 2003, the Company had net short-term notes receivable from affiliates of $50,000 and $26,000, respectively. Interest on these notes accrue at the 30-day commercial paper rate at the time of issuance. The short-term note receivable outstanding at December 31, 2004 was fully repaid in January 2005.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a

42

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Related Party Transactions (continued)

liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8.5% per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value. At December 31, 2004, cumulative unpaid dividends relating to the preferred shares were $140,148.

During 2001, the Company purchased an option from AEGON USA, Inc. (AEGON), an affiliate, for $679. This option allows the Company to purchase up to 2,500 shares of Class C common stock of AEGON at 99.75% of their fair market value determined on the date of exercise. The Class C common stock shares have the right, as a Class, to elect the majority of the Board of Directors of AEGON. There are currently no outstanding Class C shares of AEGON. At December 31, 2004 and 2003, the carrying value and fair value of this option is $0 and $679, respectively.

11.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $5,749, $8,514, and $4,896, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Commitments and Contingencies

The Company may pledge assets as collateral for derivative transactions. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $10,946 and $11,782, respectively, at December 31, 2004 and $1,042 and $1,060, respectively, at December 31, 2003.

The Company has contingent commitments for additional funding of $54,068 and $58,009 at December 31, 2004 and December 31, 2004, respectively, for various joint ventures, partnerships, and limited liability companies.

At December 31, 2004 and 2003, the net amount of securities being acquired on a “to be announced” (TBA) basis was $219,805 and $61,569, respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

43

Peoples Benefit Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $7,549 and $7,308 and an offsetting premium tax benefit of $1,075 and $1,316 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

As of December 31, 2004, the Company entered into an agreement with commitment amounts of $244,019 for which it was paid a fee to provide credit enhancement and a standby liquidity asset agreement. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

13. Managing General Agents

The Company had direct premiums written by managing general agents, as follows:

	Year Ended December 31
	2004	2003	2002
The Vanguard Group, Inc.	$498,981	$382,139	$485,776
Bolinger, Inc.	40,700	39,264	29,340
All others less than 5% of unassigned surplus	21,716	22,583	22,904

Total	$561,397	$443,986	$538,020

44

Statutory-Basis Financial

Statement Schedules

Peoples Benefit Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$228,088	$235,647	$228,088
States, municipalities and political subdivisions	242,312	241,194	242,312
Foreign governments	70,661	79,107	70,661
Public utilities	259,992	280,848	259,992
All other corporate bonds	3,522,603	3,708,127	3,522,603
Preferred stocks	7,915	8,352	7,915

Total fixed maturities	4,331,571	4,553,275	4,331,571

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,843	1,882	1,882

Total equity securities	1,843	1,882	1,882

Mortgage loans on real estate	587,506		587,506
Real estate	7,521		7,521
Policy loans	151,651		151,651
Other long-term investments	327,064		327,064
Cash and short-term investments	174,544		174,544

Total investments	$5,581,700		$5,581,739

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

45

Peoples Benefit Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2004
Individual life	$375,624	$—	$7,200	$68,958	$27,403	$53,127	$85,054
Individual health	16,618	2,731	4,513	18,330	1,365	13,350	5,573	$18,297
Group life and health	656,347	16,106	36,197	204,360	42,763	147,026	66,508	135,993
Annuity	2,592,840	—	—	629,391	218,997	751,096	100,088

	$3,641,429	$18,837	$47,910	$921,039	$290,528	$964,599	$257,223

Year ended December 31, 2003
Individual life	$461,978	$—	$9,039	$78,107	$27,233	$78,168	$22,137
Individual health	13,985	3,261	5,069	21,198	1,220	11,825	7,743	$18,982
Group life and health	682,376	17,570	37,586	202,566	40,312	139,504	65,443	138,274
Annuity	2,682,393	—	—	476,287	234,237	812,467	(83,636)

	$3,840,732	$20,831	$51,694	$778,158	$303,002	$1,041,964	$11,687

Year ended December 31, 2002
Individual life	$461,862	$—	$8,492	$70,289	$29,007	$69,526	$10,703
Individual health	12,993	4,067	5,668	23,670	1,411	9,745	7,742	$21,332
Group life and health	707,964	15,915	27,199	193,529	44,390	139,397	52,262	132,751
Annuity	2,766,068	—	—	969,263	285,752	858,413	404,264

	$3,948,887	$19,982	$41,359	$1,256,751	$360,560	$1,077,081	$474,971

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Peoples Benefit Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$9,096,026	$5,012,082	$1,800,618	$5,884,562	31%

Premiums:
Individual life	$74,758	$13,938	$8,138	$68,958	12%
Individual health	18,297	222	255	18,330	1%
Group life and health	135,993	20,434	88,801	204,360	43%
Annuity	629,378	—	13	629,391	0%

	$858,426	$34,594	$97,207	$921,039	11%

Year ended December 31, 2003
Life insurance in force	$7,740,015	$3,570,162	$2,222,407	$6,392,260	35%

Premiums:
Individual life	$73,577	$9,375	$13,905	$78,107	18%
Individual health	18,982	301	2,517	21,198	12%
Group life and health	138,274	21,361	85,653	202,566	42%
Annuity	476,267	—	20	476,287	0%

	$707,100	$31,037	$102,095	$778,158	13%

Year ended December 31, 2002
Life insurance in force	$5,780,232	$1,917,658	$3,052,776	$6,915,350	44%

Premiums:
Individual life	$64,218	$4,639	$10,710	$70,289	15%
Individual health	21,332	534	2,872	23,670	12%
Group life and health	132,751	21,822	82,600	193,529	43%
Annuity	828,957	—	140,306	969,263	14%

	$1,047,258	$26,995	$236,488	$1,256,751	19%

47

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Year Ended December 31, 2004

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Advisor’s Edge Select Variable Annuity,

Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Gartmore GVIT Developing Markets, Strong Multi Cap Value, Liberty Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Growth, Asset Allocation – Growth, American Century International, Clarion Real Estate Securities, Asset Allocation – Conservative, Transamerica Small/Mid Cap Value, Great Companies – AmericaSM, Templeton Great Companies – Global2, Great Companies – TechnologySM, J.P. Morgan Enhanced Index, Janus Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, PIMCO Total Return, Salomon All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Emerging Growth, Capital Guardian Global, Capital Guardian Value, AllianceBerstein Growth, AllianceBernstein Technology, AllianceBernstein Premier Growth, Dreyfus – Core Bond, Dreyfus Socially Responsible Growth Fund, Inc, Dreyfus VIF – Appreciation Bond, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Equity Index, Mid-Cap Index, REIT Index, Short-Term Investment Grade, Total Bond Market Index, Fidelity – VIP Mid Cap, and Fidelity – VIP Value Strategies subaccounts), which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the

1

effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Des Moines, Iowa

January 31, 2005

2

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Assets
Investment in securities:
Number of shares	165,295.685	7,581.485	4,098,779.880	398,534.129

Cost	$2,657,709	$59,037	$4,098,780	$2,964,533

Investments in mutual funds, at net asset value	$3,416,662	$67,248	$4,098,780	$3,267,980
Receivable for units sold	—	0	1	—

Total assets	3,416,662	67,248	4,098,781	3,267,980

Liabilities
Payable for units redeemed	29	—	—	2

	$3,416,633	$67,248	$4,098,781	$3,267,978

Net Assets:
Deferred annuity contracts terminable by owners	$3,416,633	$67,248	$4,098,781	$3,267,978

Total net assets	$3,416,633	$67,248	$4,098,781	$3,267,978

Accumulation units outstanding:
M&E - 1.45%	984,317	5,170	2,087,881	1,172,624

M&E - 1.50%	1,664,830	80,846	1,720,995	1,072,205

M&E - 1.60%	456,974	—	155,301	320,725

Accumulation unit value:
M&E - 1.45%	$1.017898	$0.876656	$0.992624	$1.294013

M&E - 1.50%	$1.172475	$0.775743	$1.088294	$1.247633

M&E - 1.60%	$1.012590	$0.872093	$0.987448	$1.287298

See accompanying notes.

3

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount
Assets
Investment in securities:
Number of shares	264,582.990	108,719.076	81,487.095	21,485

Cost	$3,054,567	$2,297,451	$1,250,174	$203,180

Investments in mutual funds, at net asset value	$3,069,163	$3,410,517	$2,074,661	$254,170
Receivable for units sold	—	—	—	—

Total assets	3,069,163	3,410,517	2,074,661	254,170

Liabilities
Payable for units redeemed	15	58	21	8

	$3,069,148	$3,410,459	$2,074,640	$254,162

Net Assets:
Deferred annuity contracts terminable by owners	$3,069,148	$3,410,459	$2,074,640	$254,162

Total net assets	$3,069,148	$3,410,459	$2,074,640	$254,162

Accumulation units outstanding:
M&E - 1.45%	613,614	1,411,226	282,130	17,450

M&E - 1.50%	1,658,616	699,936	618,167	123,841

M&E - 1.60%	250,770	148,306	209,884	—

Accumulation unit value:
M&E - 1.45%	$1.138979	$1.362500	$1.358616	$1.599736

M&E - 1.50%	$1.257748	$1.838244	$2.277159	$1.826916

M&E - 1.60%	$1.133045	$1.355374	$1.351552	$1.591370

See accompanying notes.

4

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse-Small Cap Growth Subaccount
Assets
Investment in securities:
Number of shares	155,754.483	31,202.674	34,852.702	133,303.088

Cost	$1,253,815	$278,798	$290,237	$1,470,252

Investments in mutual funds, at net asset value	$1,833,230	$345,414	$350,270	$2,039,537
Receivable for units sold	—	—	—	—

Total assets	1,833,230	345,414	350,270	2,039,537

Liabilities
Payable for units redeemed	31	6	2	30

	$1,833,199	$345,408	$350,268	$2,039,507

Net Assets:
Deferred annuity contracts terminable by owners	$1,833,199	$345,408	$350,268	$2,039,507

Total net assets	$1,833,199	$345,408	$350,268	$2,039,507

Accumulation units outstanding:
M&E - 1.45%	227,049	85,648	51,574	94,785

M&E - 1.50%	945,109	38,154	266,178	1,292,143

M&E - 1.60%	160,792	171,442	9,490	170,650

Accumulation unit value:
M&E - 1.45%	$1.153299	$1.119103	$1.090434	$1.079380

M&E - 1.50%	$1.467416	$1.538377	$1.065961	$1.357403

M&E - 1.60%	$1.147293	$1.113285	$1.084751	$1.073773

See accompanying notes.

5

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation- Growth Subaccount	American Century International Subaccount	Clarion Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount
Assets
Investment in securities:
Number of shares	39,486.177	29,959.205	63,879.013	85,264.469

Cost	$424,671	$204,951	$773,820	$974,133

Investments in mutual funds, at net asset value	$476,203	$257,949	$1,223,283	$1,026,584
Receivable for units sold	—	—	—	—

Total assets	476,203	257,949	1,223,283	1,026,584

Liabilities
Payable for units redeemed	5	1	31	3

	$476,198	$257,948	$1,223,252	$1,026,581

Net Assets:
Deferred annuity contracts terminable by owners	$476,198	$257,948	$1,223,252	$1,026,581

Total net assets	$476,198	$257,948	$1,223,252	$1,026,581

Accumulation units outstanding:
M&E - 1.45%	390,768	85,250	276,382	861,278

M&E - 1.50%	16,848	1,047	309,360	—

M&E - 1.60%	—	148,595	12,187	12,545

Accumulation unit value:
M&E - 1.45%	$1.168315	$1.100918	$1.844825	$1.174882

M&E - 1.50%	$1.166804	$1.099441	$2.233675	$1.173316

M&E - 1.60%	$1.163725	$1.096562	$1.835214	$1.170262

See accompanying notes.

6

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Templeton Great Companies Global Subaccount	Great Companies- TechnologySM Subaccount
Assets
Investment in securities:
Number of shares	131,182.624	73,417.880	66,001.915	4,409.074

Cost	$1,017,748	$710,389	$1,069,200	$16,761

Investments in mutual funds, at net asset value	$2,222,234	$726,103	$1,167,574	$18,915
Receivable for units sold	—	—	—	—

Total assets	2,222,234	726,103	1,167,574	18,915

Liabilities
Payable for units redeemed	46	6	10	5

	$2,222,188	$726,097	$1,167,564	$18,910

Net Assets:
Deferred annuity contracts terminable by owners	$2,222,188	$726,097	$1,167,564	$18,910

Total net assets	$2,222,188	$726,097	$1,167,564	$18,910

Accumulation units outstanding:
M&E - 1.45%	84,060	537,788	6,675	12,978

M&E - 1.50%	723,452	18,106	903,806	—

M&E - 1.60%	114,706	59,760	16,066	—

Accumulation unit value:
M&E - 1.45%	$1.318322	$1.179857	$1.261731	$1.457111

M&E - 1.50%	$2.710530	$1.178401	$1.260166	$1.455300

M&E - 1.60%	$1.311451	$1.175506	$1.257058	$1.451736

See accompanying notes.

7

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares	154,771.933	94,719.224	33,482.232	104,238.706

Cost	$1,638,676	$2,629,741	$361,740	$1,131,898

Investments in mutual funds, at net asset value	$2,172,998	$3,304,754	$405,135	$1,269,627
Receivable for units sold	—	—	—	—

Total assets	2,172,998	3,304,754	405,135	1,269,627

Liabilities
Payable for units redeemed	14	23	2	10

	$2,172,984	$3,304,731	$405,133	$1,269,617

Net Assets:
Deferred annuity contracts terminable by owners	$2,172,984	$3,304,731	$405,133	$1,269,617

Total net assets	$2,172,984	$3,304,731	$405,133	$1,269,617

Accumulation units outstanding:
M&E - 1.45%	122,411	404,589	275,000	1,023,551

M&E - 1.50%	1,930,602	4,177,152	29,988	48,522

M&E - 1.60%	17,639	79,778	40,496	5,850

Accumulation unit value:
M&E - 1.45%	$0.971527	$0.895088	$1.173330	$1.177932

M&E - 1.50%	$1.055117	$0.687443	$1.171796	$1.176374

M&E - 1.60%	$0.966463	$0.890403	$1.168706	$1.173297

See accompanying notes.

8

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	259,347.591	7,340.311	136,104.120	36,144.263

Cost	$2,805,931	$77,646	$2,232,065	$484,876

Investments in mutual funds, at net asset value	$2,883,945	$104,379	$2,841,854	$529,875
Receivable for units sold	—	—	—	—

Total assets	2,883,945	104,379	2,841,854	529,875

Liabilities
Payable for units redeemed	7	1	15	6

	$2,883,938	$104,378	$2,841,839	$529,869

Net Assets:
Deferred annuity contracts terminable by owners	$2,883,938	$104,378	$2,841,839	$529,869

Total net assets	$2,883,938	$104,378	$2,841,839	$529,869

Accumulation units outstanding:
M&E - 1.45%	2,549,835	62,820	1,938,310	308,148

M&E - 1.50%	24,567	29,657	524,861	3,970

M&E - 1.60%	—	8,756	169,327	59,023

Accumulation unit value:
M&E - 1.45%	$1.120250	$1.032047	$1.080260	$1.428887

M&E - 1.50%	$1.118783	$1.030271	$1.078385	$1.426398

M&E - 1.60%	$1.115839	$1.026675	$1.074597	$1.421432

See accompanying notes.

9

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares	69,247.127	286,657.968	5,474.319	1,382.907

Cost	$854,114	$2,705,360	$82,052	$16,988

Investments in mutual funds, at net asset value	$933,451	$3,239,235	$97,717	$17,812
Receivable for units sold	13,089	—	—	0

Total assets	946,540	3,239,235	97,717	17,812

Liabilities
Payable for units redeemed	—	20	7	—

	$946,540	$3,239,215	$97,710	$17,812

Net Assets:
Deferred annuity contracts terminable by owners	$946,540	$3,239,215	$97,710	$17,812

Total net assets	$946,540	$3,239,215	$97,710	$17,812

Accumulation units outstanding:
M&E - 1.45%	266,692	1,390,727	31,777	9,543

M&E - 1.50%	447,603	1,288,069	44,467	6,803

M&E - 1.60%	118,755	258,885	51,763	—

Accumulation unit value:
M&E - 1.45%	$1.137667	$1.125102	$0.765392	$1.089840

M&E - 1.50%	$1.136190	$1.075061	$0.764064	$1.089487

M&E - 1.60%	$1.133183	$1.119234	$0.761401	$1.088770

See accompanying notes.

10

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount	AllianceBernstein Premier Growth Subaccount
Assets
Investment in securities:
Number of shares	102,294.278	24,924.184	4,090.623	1,725.197

Cost	$1,994,760	$373,411	$50,038	$37,118

Investments in mutual funds, at net asset value	$2,073,505	$449,882	$61,687	$39,869
Receivable for units sold	—	—	—	—

Total assets	2,073,505	449,882	61,687	39,869

Liabilities
Payable for units redeemed	13	6	6	5

	$2,073,492	$449,876	$61,681	$39,864

Net Assets:
Deferred annuity contracts terminable by owners	$2,073,492	$449,876	$61,681	$39,864

Total net assets	$2,073,492	$449,876	$61,681	$39,864

Accumulation units outstanding:
M&E - 1.45%	1,818,151	457,077	37,176	41,608

M&E - 1.50%	—	7,432	4,550	—

M&E - 1.60%	9,316	—	38,586	6,712

Accumulation unit value:
M&E - 1.45%	$1.134632	$0.968524	$0.770018	$0.825595

M&E - 1.50%	$1.134259	$0.966842	$0.768689	$0.824168

M&E - 1.60%	$1.133518	$0.963479	$0.765998	$0.821301

See accompanying notes.

11

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Dreyfus-Core Bond Subaccount	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF- Appreciation Bond Subaccount	Seligman Global Technology Subaccount
Assets
Investment in securities:
Number of shares	15,589.581	351.284	5,730.420	3,606.002

Cost	$205,134	$8,426	$195,530	$44,458

Investments in mutual funds, at net asset value	$202,665	$8,803	$203,201	$44,931
Receivable for units sold	—	—	—	—

Total assets	202,665	8,803	203,201	44,931

Liabilities
Payable for units redeemed	3	0	3	6

	$202,662	$8,803	$203,198	$44,925

Net Assets:
Deferred annuity contracts terminable by owners	$202,662	$8,803	$203,198	$44,925

Total net assets	$202,662	$8,803	$203,198	$44,925

Accumulation units outstanding:
M&E - 1.45%	134,940	10,772	33,058	9,018

M&E - 1.50%	29,433	—	138	—

M&E - 1.60%	11,884	—	178,902	45,039

Accumulation unit value:
M&E - 1.45%	$1.150546	$0.817214	$0.962276	$0.834695

M&E - 1.50%	$1.148555	$0.815795	$0.960586	$0.833227

M&E - 1.60%	$1.144534	$0.812955	$0.957253	$0.830332

See accompanying notes.

12

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount
Assets
Investment in securities:
Number of shares	5,631.057	25,551.885	150,534.567	173,295.995

Cost	$60,921	$285,147	$3,581,432	$2,015,924

Investments in mutual funds, at net asset value	$71,852	$309,944	$4,258,623	$2,819,526
Receivable for units sold	—	—	—	—

Total assets	71,852	309,944	4,258,623	2,819,526

Liabilities
Payable for units redeemed	1	5	27	45

	$71,851	$309,939	$4,258,596	$2,819,481

Net Assets:
Deferred annuity contracts terminable by owners	$71,851	$309,939	$4,258,596	$2,819,481

Total net assets	$71,851	$309,939	$4,258,596	$2,819,481

Accumulation units outstanding:
M&E - 1.45%	40,828	302,622	2,586,038	1,634,691

M&E - 1.50%	4,204	—	53,454	30,522

M&E - 1.60%	29,801	42,628	1,156,670	606,226

Accumulation unit value:
M&E - 1.45%	$0.962243	$0.898302	$1.123187	$1.242604

M&E - 1.50%	$0.960560	$0.896706	$1.121695	$1.240967

M&E - 1.60%	$0.957232	$0.893614	$1.118757	$1.237707

See accompanying notes.

13

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	REIT Index Subaccount	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	78,376.707	433,279.983	133,329.000	32,081.826

Cost	$1,208,752	$4,565,414	$1,520,781	$800,628

Investments in mutual funds, at net asset value	$1,574,588	$4,601,433	$1,530,617	$968,230
Receivable for units sold	—	—	—	—

Total assets	1,574,588	4,601,433	1,530,617	968,230

Liabilities
Payable for units redeemed	20	8	7	17

	$1,574,568	$4,601,425	$1,530,610	$968,213

Net Assets:
Deferred annuity contracts terminable by owners	$1,574,568	$4,601,425	$1,530,610	$968,213

Total net assets	$1,574,568	$4,601,425	$1,530,610	$968,213

Accumulation units outstanding:
M&E - 1.45%	550,674	3,990,261	1,100,529	787,345

M&E - 1.50%	2,844	26,753	28,410	—

M&E - 1.60%	427,613	293,155	248,274	8,787

Accumulation unit value:
M&E - 1.45%	$1.607610	$1.067869	$1.112200	$1.216160

M&E - 1.50%	$1.605513	$1.066483	$1.110758	$1.215778

M&E - 1.60%	$1.601291	$1.063662	$1.107827	$1.214972

See accompanying notes.

14

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	57,568.824

Cost	$717,764

Investments in mutual funds, at net asset value	$813,447
Receivable for units sold	—

Total assets	813,447

Liabilities
Payable for units redeemed	16

$813,431

Net Assets:
Deferred annuity contracts terminable by owners	$813,431

Total net assets	$813,431

Accumulation units outstanding:
M&E - 1.45%	726,498

M&E - 1.50%	—

M&E - 1.60%	—

Accumulation unit value:
M&E - 1.45%	$1.119660

M&E - 1.50%	$1.119292

M&E - 1.60%	$1.118571

See accompanying notes.

15

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Net investment income (loss)
Income:
Dividends	$49,644	$5,260	$32,492	$237,364
Expenses
Administrative, mortality and expense risk charge	53,183	1,493	57,421	50,812

Net investment income (loss)	(3,539)	3,767	(24,929)	186,552

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,012,334	67,531	2,398,744	913,750
Cost of investments sold	781,693	63,456	2,398,744	845,390

Net realized capital gains (losses) on investments	230,641	4,075	—	68,360

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	718,308	9,948	—	264,439
End of period	758,953	8,211	—	303,447

Net change in unrealized appreciation/depreciation of investments	40,645	(1,737)	—	39,008

Net realized and unrealized capital gains (losses) on investments	271,286	2,338	—	107,368

Increase (decrease) in net assets from operations	$267,747	$6,105	$(24,929)	$293,920

See accompanying notes.

16

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount
Net investment income (loss)
Income:
Dividends	$265,470	$—	$11,686	$1,358
Expenses
Administrative, mortality and expense risk charge	69,636	46,382	26,129	3,447

Net investment income (loss)	195,834	(46,382)	(14,443)	(2,089)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	31,000	—	—	9,850
Proceeds from sales	3,801,201	532,215	198,793	78,409
Cost of investments sold	3,968,514	346,395	118,858	55,856

Net realized capital gains (losses) on investments	(136,313)	185,820	79,935	32,403

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	18,742	760,332	435,815	40,145
End of period	14,596	1,113,066	824,487	50,990

Net change in unrealized appreciation/depreciation of investments	(4,146)	352,734	388,672	10,845

Net realized and unrealized capital gains (losses) on investments	(140,459)	538,554	468,607	43,248

Increase (decrease) in net assets from operations	$55,375	$492,172	$454,164	$41,159

See accompanying notes.

17

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$3,139	$—
Expenses
Administrative, mortality and expense risk charge	29,015	5,158	4,621	31,679

Net investment income (loss)	(29,015)	(5,158)	(1,482)	(31,679)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	683,932	203,939	120,106	430,044
Cost of investments sold	501,320	145,034	105,439	347,655

Net realized capital gains (losses) on investments	182,612	58,905	14,667	82,389
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	499,077	86,498	34,929	461,805
End of period	579,415	66,616	60,033	569,285

Net change in unrealized appreciation/depreciation of investments	80,338	(19,882)	25,104	107,480

Net realized and unrealized capital gains (losses) on investments	262,950	39,023	39,771	189,869

Increase (decrease) in net assets from operations	$233,935	$33,865	$38,289	$158,190

See accompanying notes.

18

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Asset Allocation- Growth Subaccount	American Century International Subaccount	Clarion Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$55	$—	$27,420	$892
Expenses
Administrative, mortality and expense risk charge	2,050	10,580	17,968	5,053

Net investment income (loss)	(1,995)	(10,580)	9,452	(4,161)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	547	—	26,175	3,603
Proceeds from sales	1,604	1,136,169	356,185	143,128
Cost of investments sold	1,525	990,460	238,970	115,027

Net realized capital gains (losses) on investments	626	145,709	143,390	31,704

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	142,106	277,795	27,841
End of period	51,532	52,998	449,463	52,451

Net change in unrealized appreciation/depreciation of investments	51,532	(89,108)	171,668	24,610

Net realized and unrealized capital gains (losses) on investments	52,158	56,601	315,058	56,314

Increase (decrease) in net assets from operations	$50,163	$46,021	$324,510	$52,153

See accompanying notes.

19

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Templeton Great Companies Global Subaccount	Great Companies- TechnologySM Subaccount
Net investment income (loss)
Income:
Dividends	$—	$3,993	$121	$—
Expenses
Administrative, mortality and expense risk charge	38,880	6,783	17,182	333

Net investment income (loss)	(38,880)	(2,790)	(17,061)	(333)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,081,371	130,951	185,481	6,313
Cost of investments sold	521,595	118,102	199,495	4,962

Net realized capital gains (losses) on investments	559,776	12,849	(14,014)	1,351

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,413,220	13,602	(10,507)	1,810
End of period	1,204,486	15,714	98,374	2,154

Net change in unrealized appreciation/depreciation of investments	(208,734)	2,112	108,881	344

Net realized and unrealized capital gains (losses) on investments	351,042	14,961	94,867	1,695

Increase (decrease) in net assets from operations	$312,162	$12,171	$77,806	$1,362

See accompanying notes.

20

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$20,750	$—	$696	$955
Expenses
Administrative, mortality and expense risk charge	39,412	48,149	3,977	7,970

Net investment income (loss)	(18,662)	(48,149)	(3,281)	(7,015)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	2,286	3,252
Proceeds from sales	982,516	798,506	60,619	69,484
Cost of investments sold	972,831	776,314	46,062	49,393

Net realized capital gains (losses) on investments	9,685	22,192	16,843	23,343

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	320,008	223,327	23,119	46,559
End of period	534,322	675,013	43,395	137,729

Net change in unrealized appreciation/depreciation of investments	214,314	451,686	20,276	91,170

Net realized and unrealized capital gains (losses) on investments	223,999	473,878	37,119	114,513

Increase (decrease) in net assets from operations	$205,337	$425,729	$33,838	$107,498

See accompanying notes.

21

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$39,834	$253	$—	$—
Expenses
Administrative, mortality and expense risk charge	31,520	1,632	37,238	14,043

Net investment income (loss)	8,314	(1,379)	(37,238)	(14,043)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	39,008	—	—	—
Proceeds from sales	318,200	32,326	1,072,055	2,062,072
Cost of investments sold	294,276	23,327	940,541	1,738,890

Net realized capital gains (losses) on investments	62,932	8,999	131,514	323,182

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	68,329	27,077	369,331	262,524
End of period	78,014	26,733	609,789	44,999

Net change in unrealized appreciation/depreciation of investments	9,685	(344)	240,458	(217,525)

Net realized and unrealized capital gains (losses) on investments	72,617	8,655	371,972	105,657

Increase (decrease) in net assets from operations	$80,931	$7,276	$334,734	$91,614

See accompanying notes.

22

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Emerging Growth Subaccount	Capital Guardian Global Subaccount (1)
Net investment income (loss)
Income:
Dividends	$10,190	$76,563	$—	$7
Expenses
Administrative, mortality and expense risk charge	13,157	40,677	1,467	38

Net investment income (loss)	(2,967)	35,886	(1,467)	(31)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,490	—	—	—
Proceeds from sales	1,043,354	651,247	25,210	342
Cost of investments sold	916,066	527,133	24,118	336

Net realized capital gains (losses) on investments	140,778	124,114	1,092	6

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	144,877	279,388	10,378	—
End of period	79,337	533,875	15,665	824

Net change in unrealized appreciation/depreciation of investments	(65,540)	254,487	5,287	824

Net realized and unrealized capital gains (losses) on investments	75,238	378,601	6,379	830

Increase (decrease) in net assets from operations	$72,271	$414,487	$4,912	$799

See accompanying notes.

23

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Capital Guardian Value Subaccount (1)	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount	AllianceBernstein Premier Growth Subaccount
Net investment income (loss)
Income:
Dividends	$480	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	2,234	5,207	866	1,031

Net investment income (loss)	(1,754)	(5,207)	(866)	(1,031)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,765	25,101	19,947	47,421
Cost of investments sold	2,539	17,280	21,615	43,570

Net realized capital gains (losses) on investments	226	7,821	(1,668)	3,851

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	32,266	5,197	1,709
End of period	78,745	76,471	11,649	2,751

Net change in unrealized appreciation/depreciation of investments	78,745	44,205	6,452	1,042

Net realized and unrealized capital gains (losses) on investments	78,971	52,026	4,784	4,893

Increase (decrease) in net assets from operations	$77,217	$46,819	$3,918	$3,862

See accompanying notes.

24

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Dreyfus-Core Bond Subaccount	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF- Appreciation Bond Subaccount	Seligman Global Technology Subaccount
Net investment income (loss)
Income:
Dividends	$13,145	$13	$2,597	$—
Expenses
Administrative, mortality and expense risk charge	4,968	253	27,310	792

Net investment income (loss)	8,177	(240)	(24,713)	(792)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	421,124	24,767	1,985,650	16,293
Cost of investments sold	423,540	18,826	1,667,542	20,684

Net realized capital gains (losses) on investments	(2,416)	5,941	318,108	(4,391)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,863	5,499	288,198	(5,763)
End of period	(2,469)	377	7,671	473

Net change in unrealized appreciation/depreciation of investments	(7,332)	(5,122)	(280,527)	6,236

Net realized and unrealized capital gains (losses) on investments	(9,748)	819	37,581	1,845

Increase (decrease) in net assets from operations	$(1,571)	$579	$12,868	$1,053

See accompanying notes.

25

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$41,575	$20,395
Expenses
Administrative, mortality and expense risk charge	1,208	4,106	51,569	36,332

Net investment income (loss)	(1,208)	(4,106)	(9,994)	(15,937)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	81,962	—
Proceeds from sales	33,450	46,897	366,856	358,729
Cost of investments sold	21,410	48,198	305,665	264,599

Net realized capital gains (losses) on investments	12,040	(1,301)	143,153	94,130

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	15,187	(188)	477,445	442,552
End of period	10,931	24,797	677,191	803,602

Net change in unrealized appreciation/depreciation of investments	(4,256)	24,985	199,746	361,050

Net realized and unrealized capital gains (losses) on investments	7,784	23,684	342,899	455,180

Increase (decrease) in net assets from operations	$6,576	$19,578	$332,905	$439,243

See accompanying notes.

26

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	REIT Index Subaccount	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount (1)
Net investment income (loss)
Income:
Dividends	$25,765	$82,367	$76,776	$—
Expenses
Administrative, mortality and expense risk charge	15,963	52,627	22,130	7,133

Net investment income (loss)	9,802	29,740	54,646	(7,133)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	17,083	—	2,517	—
Proceeds from sales	166,874	580,397	519,637	103,239
Cost of investments sold	128,358	568,924	527,959	90,120

Net realized capital gains (losses) on investments	55,599	11,473	(5,805)	13,119

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	138,896	40,961	18,040	—
End of period	365,836	36,019	9,836	167,602

Net change in unrealized appreciation/depreciation of investments	226,940	(4,942)	(8,204)	167,602

Net realized and unrealized capital gains (losses) on investments	282,539	6,531	(14,009)	180,721

Increase (decrease) in net assets from operations	$292,341	$36,271	$40,637	$173,588

See accompanying notes.

27

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

Fidelity-VIP Value Strategies Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—
Expenses
Administrative, mortality and expense risk charge	5,856

Net investment income (loss)	(5,856)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	47,349
Cost of investments sold	45,520

Net realized capital gains (losses) on investments	1,829

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—
End of period	95,683

Net change in unrealized appreciation/depreciation of investments	95,683

Net realized and unrealized capital gains (losses) on investments	97,512

Increase (decrease) in net assets from operations	$91,656

See accompanying notes.

28

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,539)	$(3,795)	$3,767	$5,723
Net realized capital gains (losses) on investments	230,641	(251,959)	4,075	6,051
Net change in unrealized appreciation/depreciation of investments	40,645	960,914	(1,737)	4,765

Increase (decrease) in net assets from operations	267,747	705,160	6,105	16,539

Contract transactions
Net contract purchase payments	212,785	233,209	6,000	1,080
Transfer payments from (to) other subaccounts or general account	(499,832)	430,494	(24,914)	11,810
Contract terminations, withdrawals, and other deductions	(191,449)	(1,492,851)	(39,788)	(22,276)
Contract maintenance charges	(1,897)	(1,171)	—	—

Increase (decrease) in net assets from contract transactions	(480,393)	(830,319)	(58,702)	(9,386)

Net increase (decrease) in net assets	(212,646)	(125,159)	(52,597)	7,153

Net assets:
Beginning of the period	3,629,279	3,754,438	119,845	112,692

End of the period	$3,416,633	$3,629,279	$67,248	$119,845

See accompanying notes.

29

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(24,929)	$(45,071)	$186,552	$83,931
Net realized capital gains (losses) on investments	—	—	68,360	400,647
Net change in unrealized appreciation/depreciation of investments	—	—	39,008	213,873

Increase (decrease) in net assets from operations	(24,929)	(45,071)	293,920	698,451

Contract transactions
Net contract purchase payments	408,705	4,235,340	79,418	4,145,012
Transfer payments from (to) other subaccounts or general account	670,648	2,389,933	(145,014)	(2,732,125)
Contract terminations, withdrawals, and other deductions	(856,150)	(10,100,057)	(144,889)	(630,895)
Contract maintenance charges	(1,411)	(792)	(1,412)	(708)

Increase (decrease) in net assets from contract transactions	221,792	(3,475,576)	(211,897)	781,284

Net increase (decrease) in net assets	196,863	(3,520,647)	82,023	1,479,735

Net assets:
Beginning of the period	3,901,918	7,422,565	3,185,955	1,706,220

End of the period	$4,098,781	$3,901,918	$3,267,978	$3,185,955

See accompanying notes.

30

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$195,834	$129,231	$(46,382)	$(34,559)
Net realized capital gains (losses) on investments	(136,313)	140,231	185,820	54,847
Net change in unrealized appreciation/depreciation of investments	(4,146)	(221,021)	352,734	701,463

Increase (decrease) in net assets from operations	55,375	48,441	492,172	721,751

Contract transactions
Net contract purchase payments	187,408	352,364	249,566	289,789
Transfer payments from (to) other subaccounts or general account	(2,923,610)	1,220,447	(73,749)	609,354
Contract terminations, withdrawals, and other deductions	(434,201)	(1,616,478)	(113,194)	(1,934,375)
Contract maintenance charges	(444)	(758)	(1,071)	(500)

Increase (decrease) in net assets from contract transactions	(3,170,847)	(44,425)	61,552	(1,035,732)

Net increase (decrease) in net assets	(3,115,472)	4,016	553,724	(313,981)

Net assets:
Beginning of the period	6,184,620	6,180,604	2,856,735	3,170,716

End of the period	$3,069,148	$6,184,620	$3,410,459	$2,856,735

See accompanying notes.

31

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Wanger International Small Cap Subaccount		Gartmore GVIT Developing Markets Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(14,443)	$(14,902)	$(2,089)	$(2,249)
Net realized capital gains (losses) on investments	79,935	127,990	32,403	46,279
Net change in unrealized appreciation/depreciation of investments	388,672	375,434	10,845	50,311

Increase (decrease) in net assets from operations	454,164	488,522	41,159	94,341

Contract transactions
Net contract purchase payments	36,917	73,544	9,300	1,179
Transfer payments from (to) other subaccounts or general account	122,411	140,561	18,025	44,224
Contract terminations, withdrawals, and other deductions	(118,375)	(479,784)	(50,557)	(25,119)
Contract maintenance charges	(456)	(337)	(119)	(122)

Increase (decrease) in net assets from contract transactions	40,497	(266,016)	(23,351)	20,162

Net increase (decrease) in net assets	494,661	222,506	17,808	114,503

Net assets:
Beginning of the period	1,579,979	1,357,473	236,354	121,851

End of the period	$2,074,640	$1,579,979	$254,162	$236,354

See accompanying notes.

32

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Strong Multi Cap Value Subaccount		Liberty Small Company Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(29,015)	$(25,655)	$(5,158)	$(4,081)
Net realized capital gains (losses) on investments	182,612	(559,650)	58,905	23,276
Net change in unrealized appreciation/depreciation of investments	80,338	1,018,284	(19,882)	89,709

Increase (decrease) in net assets from operations	233,935	432,979	33,865	108,904

Contract transactions
Net contract purchase payments	19,340	43,746	720	67,974
Transfer payments from (to) other subaccounts or general account	(305,734)	57,804	(111,289)	174,393
Contract terminations, withdrawals, and other deductions	(168,745)	(1,687,133)	(14,203)	(54,687)
Contract maintenance charges	(435)	(19)	(965)	(148)

Increase (decrease) in net assets from contract transactions	(455,574)	(1,585,602)	(125,737)	187,532

Net increase (decrease) in net assets	(221,639)	(1,152,623)	(91,872)	296,436

Net assets:
Beginning of the period	2,054,838	3,207,461	437,280	140,844

End of the period	$1,833,199	$2,054,838	$345,408	$437,280

See accompanying notes.

33

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Credit Suisse-International Focus Subaccount		Credit Suisse- Small Cap Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,482)	$(3,375)	$(31,679)	$(23,764)
Net realized capital gains (losses) on investments	14,667	22,202	82,389	11,095
Net change in unrealized appreciation/depreciation of investments	25,104	32,985	107,480	637,023

Increase (decrease) in net assets from operations	38,289	51,812	158,190	624,354

Contract transactions
Net contract purchase payments	6,848	148,435	19,064	14,051
Transfer payments from (to) other subaccounts or general account	22,597	(133,874)	(114,586)	158,599
Contract terminations, withdrawals, and other deductions	(23,593)	(1,186,146)	(36,666)	(79,003)
Contract maintenance charges	(153)	(281)	(741)	(139)

Increase (decrease) in net assets from contract transactions	5,699	(1,171,866)	(132,929)	93,508

Net increase (decrease) in net assets	43,988	(1,120,054)	25,261	717,862

Net assets:
Beginning of the period	306,280	1,426,334	2,014,246	1,296,384

End of the period	$350,268	$306,280	$2,039,507	$2,014,246

See accompanying notes.

34

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation-Growth Subaccount		American Century International Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,995)	$(2)	$(10,580)	$(18,274)
Net realized capital gains (losses) on investments	626	2	145,709	142,183
Net change in unrealized appreciation/depreciation of investments	51,532	56	(89,108)	146,994

Increase (decrease) in net assets from operations	50,163	56	46,021	270,903

Contract transactions
Net contract purchase payments	36,335	—	37,953	156,443
Transfer payments from (to) other subaccounts or general account	389,700	(1)	(1,025,232)	(159,588)
Contract terminations, withdrawals, and other deductions	—	(296)	(118,055)	(185,794)
Contract maintenance charges	—	—	(481)	(539)

Increase (decrease) in net assets from contract transactions	426,035	(297)	(1,105,815)	(189,478)

Net increase (decrease) in net assets	476,198	(241)	(1,059,794)	81,425

Net assets:
Beginning of the period	—	241	1,317,742	1,236,317

End of the period	$476,198	$—	$257,948	$1,317,742

See accompanying notes.

35

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Clarion Real Estate Securities Subaccount		Asset Allocation-Conservative Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$9,452	$6,771	$(4,161)	$(1,703)
Net realized capital gains (losses) on investments	143,390	41,093	31,704	242
Net change in unrealized appreciation/depreciation of investments	171,668	238,766	24,610	27,869

Increase (decrease) in net assets from operations	324,510	286,630	52,153	26,408

Contract transactions
Net contract purchase payments	5,378	96,306	115,124	39,459
Transfer payments from (to) other subaccounts or general account	(237,782)	(38,896)	678,585	42,407
Contract terminations, withdrawals, and other deductions	(48,551)	(944,509)	(162)	(315)
Contract maintenance charges	(642)	(236)	(123)	(349)

Increase (decrease) in net assets from contract transactions	(281,597)	(887,335)	793,424	81,202

Net increase (decrease) in net assets	42,913	(600,705)	845,577	107,610

Net assets:
Beginning of the period	1,180,339	1,781,044	181,004	73,394

End of the period	$1,223,252	$1,180,339	$1,026,581	$181,004

See accompanying notes.

36

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		Great Companies-AmericaSM Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(38,880)	$(32,009)	$(2,790)	$(652)
Net realized capital gains (losses) on investments	559,776	107,301	12,849	128
Net change in unrealized appreciation/depreciation of investments	(208,734)	1,347,704	2,112	14,498

Increase (decrease) in net assets from operations	312,162	1,422,996	12,171	13,974

Contract transactions
Net contract purchase payments	32,631	49,691	128,950	—
Transfer payments from (to) other subaccounts or general account	(714,246)	(127,464)	599,463	(5)
Contract terminations, withdrawals, and other deductions	(332,909)	(264,738)	(87,692)	(337)
Contract maintenance charges	(38)	(119)	(1,376)	(289)

Increase (decrease) in net assets from contract transactions	(1,014,562)	(342,630)	639,345	(631)

Net increase (decrease) in net assets	(702,400)	1,080,366	651,516	13,343

Net assets:
Beginning of the period	2,924,588	1,844,222	74,581	61,238

End of the period	$2,222,188	$2,924,588	$726,097	$74,581

See accompanying notes.

37

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Templeton Great Companies Global Subaccount		Great Companies-TechnologySM Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(17,061)	$(18,439)	$(333)	$(80)
Net realized capital gains (losses) on investments	(14,014)	(938,253)	1,351	107
Net change in unrealized appreciation/depreciation of investments	108,881	1,129,704	344	1,832

Increase (decrease) in net assets from operations	77,806	173,012	1,362	1,859

Contract transactions
Net contract purchase payments	27,750	19,049	—	6,381
Transfer payments from (to) other subaccounts or general account	(27,347)	(674,574)	(151)	9,632
Contract terminations, withdrawals, and other deductions	(71,508)	(126,558)	(56)	(393)
Contract maintenance charges	(69)	—	—	—

Increase (decrease) in net assets from contract transactions	(71,174)	(782,083)	(207)	15,620

Net increase (decrease) in net assets	6,632	(609,071)	1,155	17,479

Net assets:
Beginning of the period	1,160,932	1,770,003	17,755	276

End of the period	$1,167,564	$1,160,932	$18,910	$17,755

See accompanying notes.

38

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	J.P. Morgan Enhanced Index Subaccount		Janus Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(18,662)	$(22,675)	$(48,149)	$(41,062)
Net realized capital gains (losses) on investments	9,685	(52,667)	22,192	(81,264)
Net change in unrealized appreciation/depreciation of investments	214,314	686,139	451,686	861,004

Increase (decrease) in net assets from operations	205,337	610,797	425,729	738,678

Contract transactions
Net contract purchase payments	39,756	95,858	21,863	82,395
Transfer payments from (to) other subaccounts or general account	(642,512)	244,602	(39,599)	127,111
Contract terminations, withdrawals, and other deductions	(278,536)	(180,763)	(177,561)	(271,415)
Contract maintenance charges	(56)	(14)	(154)	—

Increase (decrease) in net assets from contract transactions	(881,348)	159,683	(195,451)	(61,909)

Net increase (decrease) in net assets	(676,011)	770,480	230,278	676,769

Net assets:
Beginning of the period	2,848,995	2,078,515	3,074,453	2,397,684

End of the period	$2,172,984	$2,848,995	$3,304,731	$3,074,453

See accompanying notes.

39

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation-Moderate Subaccount		Asset Allocation-Moderate Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,281)	$(1,303)	$(7,015)	$(2,236)
Net realized capital gains (losses) on investments	16,843	3,865	23,343	2,451
Net change in unrealized appreciation/depreciation of investments	20,276	23,156	91,170	43,046

Increase (decrease) in net assets from operations	33,838	25,718	107,498	43,261

Contract transactions
Net contract purchase payments	20,468	27,207	174,520	4,601
Transfer payments from (to) other subaccounts or general account	195,832	162,138	801,684	54,477
Contract terminations, withdrawals, and other deductions	(25,159)	(34,621)	(26,031)	(13,397)
Contract maintenance charges	(348)	(200)	(578)	—

Increase (decrease) in net assets from contract transactions	190,793	154,524	949,595	45,681

Net increase (decrease) in net assets	224,631	180,242	1,057,093	88,942

Net assets:
Beginning of the period	180,502	260	212,524	123,582

End of the period	$405,133	$180,502	$1,269,617	$212,524

See accompanying notes.

40

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$8,314	$(3,601)	$(1,379)	$(1,181)
Net realized capital gains (losses) on investments	62,932	23,722	8,999	8,751
Net change in unrealized appreciation/depreciation of investments	9,685	24,847	(344)	27,182

Increase (decrease) in net assets from operations	80,931	44,968	7,276	34,752

Contract transactions
Net contract purchase payments	214,460	273,353	1,527	1,700
Transfer payments from (to) other subaccounts or general account	1,223,835	93,559	(9,638)	(137,241)
Contract terminations, withdrawals, and other deductions	(114,234)	(32,014)	(5,529)	(19,811)
Contract maintenance charges	(384)	(340)	—	(33)

Increase (decrease) in net assets from contract transactions	1,323,677	334,558	(13,640)	(155,385)

Net increase (decrease) in net assets	1,404,608	379,526	(6,364)	(120,633)

Net assets:
Beginning of the period	1,479,330	1,099,804	110,742	231,375

End of the period	$2,883,938	$1,479,330	$104,378	$110,742

See accompanying notes.

41

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(37,238)	$(17,577)	$(14,043)	$(17,709)
Net realized capital gains (losses) on investments	131,514	5,756	323,182	(81,000)
Net change in unrealized appreciation/depreciation of investments	240,458	376,655	(217,525)	333,040

Increase (decrease) in net assets from operations	334,734	364,834	91,614	234,331

Contract transactions
Net contract purchase payments	224,546	90,606	140,859	147,377
Transfer payments from (to) other subaccounts or general account	655,704	1,256,528	(835,487)	72,430
Contract terminations, withdrawals, and other deductions	(147,423)	(297,538)	(63,444)	(1,326,363)
Contract maintenance charges	(1,602)	(934)	(221)	(228)

Increase (decrease) in net assets from contract transactions	731,225	1,048,662	(758,293)	(1,106,784)

Net increase (decrease) in net assets	1,065,959	1,413,496	(666,679)	(872,453)

Net assets:
Beginning of the period	1,775,880	362,384	1,196,548	2,069,001

End of the period	$2,841,839	$1,775,880	$529,869	$1,196,548

See accompanying notes.

42

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Value Balanced Subaccount		Van Kampen Active International Allocation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(2,967)	$2,624	$35,886	$4,728
Net realized capital gains (losses) on investments	140,778	(41,759)	124,114	269,664
Net change in unrealized appreciation/depreciation of investments	(65,540)	67,587	254,487	238,131

Increase (decrease) in net assets from operations	72,271	28,452	414,487	512,523

Contract transactions
Net contract purchase payments	20,305	20,753	141,671	226,925
Transfer payments from (to) other subaccounts or general account	844,385	(2,982)	894,449	134,206
Contract terminations, withdrawals, and other deductions	(174,283)	(231,632)	(167,918)	(131,502)
Contract maintenance charges	(262)	(369)	(2,108)	(365)

Increase (decrease) in net assets from contract transactions	690,145	(214,230)	866,094	229,264

Net increase (decrease) in net assets	762,416	(185,778)	1,280,581	741,787

Net assets:
Beginning of the period	184,124	369,902	1,958,634	1,216,847

End of the period	$946,540	$184,124	$3,239,215	$1,958,634

See accompanying notes.

43

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Van Kampen Emerging Growth Subaccount		Capital Guardian Global Subaccount	Capital Guardian Value Subaccount
	2004	2003	2004(1)	2004(1)
Operations
Net investment income (loss)	$(1,467)	$(2,230)	$(31)	$(1,754)
Net realized capital gains (losses) on investments	1,092	(9,423)	6	226
Net change in unrealized appreciation/depreciation of investments	5,287	46,622	824	78,745

Increase (decrease) in net assets from operations	4,912	34,969	799	77,217

Contract transactions
Net contract purchase payments	2,662	2,988	6,302	300
Transfer payments from (to) other subaccounts or general account	(8,947)	(1,943)	11,015	1,996,494
Contract terminations, withdrawals, and other deductions	(8,358)	(109,569)	(304)	(519)
Contract maintenance charges	—	(145)	—	—

Increase (decrease) in net assets from contract transactions	(14,643)	(108,669)	17,013	1,996,275

Net increase (decrease) in net assets	(9,731)	(73,700)	17,812	2,073,492

Net assets:
Beginning of the period	107,441	181,141	—	—

End of the period	$97,710	$107,441	$17,812	$2,073,492

See accompanying notes.

44

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AllianceBernstein Growth Subaccount		AllianceBernstein Technology Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(5,207)	$(2,412)	$(866)	$(806)
Net realized capital gains (losses) on investments	7,821	3,341	(1,668)	(1,858)
Net change in unrealized appreciation/depreciation of investments	44,205	44,005	6,452	21,576

Increase (decrease) in net assets from operations	46,819	44,934	3,918	18,912

Contract transactions
Net contract purchase payments	106,425	50,329	3,269	17,770
Transfer payments from (to) other subaccounts or general account	47,445	145,608	(17,676)	14,611
Contract terminations, withdrawals, and other deductions	(6,632)	(116,095)	(1,383)	(4,750)
Contract maintenance charges	(1,092)	(611)	(119)	(21)

Increase (decrease) in net assets from contract transactions	146,146	79,231	(15,909)	27,610

Net increase (decrease) in net assets	192,965	124,165	(11,991)	46,522

Net assets:
Beginning of the period	256,911	132,746	73,672	27,150

End of the period	$449,876	$256,911	$61,681	$73,672

See accompanying notes.

45

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AllianceBernstein Premier Growth Subaccount		Dreyfus-Core Bond Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,031)	$(341)	$8,177	$22,945
Net realized capital gains (losses) on investments	3,851	(569)	(2,416)	46,113
Net change in unrealized appreciation/depreciation of investments	1,042	5,813	(7,332)	(25,043)

Increase (decrease) in net assets from operations	3,862	4,903	(1,571)	44,015

Contract transactions
Net contract purchase payments	(1)	10,467	6,601	17,372
Transfer payments from (to) other subaccounts or general account	1,529	15,487	(317,020)	(252,715)
Contract terminations, withdrawals, and other deductions	(4,638)	(2,769)	(48,649)	(1,330,018)
Contract maintenance charges	(100)	—	(98)	(324)

Increase (decrease) in net assets from contract transactions	(3,210)	23,185	(359,166)	(1,565,685)

Net increase (decrease) in net assets	652	28,088	(360,737)	(1,521,670)

Net assets:
Beginning of the period	39,212	11,124	563,399	2,085,069

End of the period	$39,864	$39,212	$202,662	$563,399

See accompanying notes.

46

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount		Dreyfus VIF-Appreciation Bond Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(240)	$(360)	$(24,713)	$(3,880)
Net realized capital gains (losses) on investments	5,941	(3,320)	318,108	(10,291)
Net change in unrealized appreciation/depreciation of investments	(5,122)	8,782	(280,527)	335,456

Increase (decrease) in net assets from operations	579	5,102	12,868	321,285

Contract transactions
Net contract purchase payments	7,851	2,400	126,323	159,779
Transfer payments from (to) other subaccounts or general account	(14,547)	(1,061)	(1,909,370)	(58,884)
Contract terminations, withdrawals, and other deductions	(10,023)	(10,044)	(38,131)	(73,946)
Contract maintenance charges	—	—	—	(15)

Increase (decrease) in net assets from contract transactions	(16,719)	(8,705)	(1,821,178)	26,934

Net increase (decrease) in net assets	(16,140)	(3,603)	(1,808,310)	348,219

Net assets:
Beginning of the period	24,943	28,546	2,011,508	1,663,289

End of the period	$8,803	$24,943	$203,198	$2,011,508

See accompanying notes.

47

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Seligman Global Technology Subaccount		Seligman Communications and Information Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(792)	$(732)	$(1,208)	$(703)
Net realized capital gains (losses) on investments	(4,391)	(5,868)	12,040	2,829
Net change in unrealized appreciation/depreciation of investments	6,236	20,812	(4,256)	14,694

Increase (decrease) in net assets from operations	1,053	14,212	6,576	16,820

Contract transactions
Net contract purchase payments	59	1,809	2,246	14,103
Transfer payments from (to) other subaccounts or general account	(5,753)	8,545	(11,667)	29,332
Contract terminations, withdrawals, and other deductions	(4,761)	(11,471)	(27)	(10,727)
Contract maintenance charges	—	—	(145)	—

Increase (decrease) in net assets from contract transactions	(10,455)	(1,117)	(9,593)	32,708

Net increase (decrease) in net assets	(9,402)	13,095	(3,017)	49,528

Net assets:
Beginning of the period	54,327	41,232	74,868	25,340

End of the period	$44,925	$54,327	$71,851	$74,868

See accompanying notes.

48

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Seligman Capital Subaccount		Equity Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(4,106)	$(1,071)	$(9,994)	$(10,202)
Net realized capital gains (losses) on investments	(1,301)	(39,878)	143,153	37,989
Net change in unrealized appreciation/depreciation of investments	24,985	61,079	199,746	492,795

Increase (decrease) in net assets from operations	19,578	20,130	332,905	520,582

Contract transactions
Net contract purchase payments	—	3,948	372,857	627,428
Transfer payments from (to) other subaccounts or general account	172,101	82,564	810,964	867,073
Contract terminations, withdrawals, and other deductions	(25,069)	(44,600)	(95,336)	(70,515)
Contract maintenance charges	—	—	(6,247)	(736)

Increase (decrease) in net assets from contract transactions	147,032	41,912	1,082,238	1,423,250

Net increase (decrease) in net assets	166,610	62,042	1,415,143	1,943,832

Net assets:
Beginning of the period	143,329	81,287	2,843,453	899,621

End of the period	$309,939	$143,329	$4,258,596	$2,843,453

See accompanying notes.

49

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Mid-Cap Index Subaccount		REIT Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(15,937)	$(13,054)	$9,802	$(375)
Net realized capital gains (losses) on investments	94,130	25,156	55,599	5,561
Net change in unrealized appreciation/depreciation of investments	361,050	439,951	226,940	138,204

Increase (decrease) in net assets from operations	439,243	452,053	292,341	143,390

Contract transactions
Net contract purchase payments	293,622	385,428	117,939	112,955
Transfer payments from (to) other subaccounts or general account	4,279	646,670	352,982	494,704
Contract terminations, withdrawals, and other deductions	(55,897)	(39,071)	(20,683)	(9,129)
Contract maintenance charges	(2,717)	(754)	(2,320)	(604)

Increase (decrease) in net assets from contract transactions	239,287	992,273	447,918	597,926

Net increase (decrease) in net assets	678,530	1,444,326	740,259	741,316

Net assets:
Beginning of the period	2,140,951	696,625	834,309	92,993

End of the period	$2,819,481	$2,140,951	$1,574,568	$834,309

See accompanying notes.

50

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Short-Term Investment Grade Subaccount		Total Bond Market Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$29,740	$57,242	$54,646	$3,227
Net realized capital gains (losses) on investments	11,473	10,211	(5,805)	(256)
Net change in unrealized appreciation/depreciation of investments	(4,942)	(17,734)	(8,204)	14,446

Increase (decrease) in net assets from operations	36,271	49,719	40,637	17,417

Contract transactions
Net contract purchase payments	416,560	565,043	171,753	535,774
Transfer payments from (to) other subaccounts or general account	1,679,690	(561,228)	(268,772)	992,896
Contract terminations, withdrawals, and other deductions	(151,532)	(94,080)	(55,632)	(16,240)
Contract maintenance charges	(1,568)	(608)	(4,200)	(2,106)

Increase (decrease) in net assets from contract transactions	1,943,150	(90,873)	(156,851)	1,510,324

Net increase (decrease) in net assets	1,979,421	(41,154)	(116,214)	1,527,741

Net assets:
Beginning of the period	2,622,004	2,663,158	1,646,824	119,083

End of the period	$4,601,425	$2,622,004	$1,530,610	$1,646,824

See accompanying notes.

51

Peoples Benefit Life Insurance Company

Separate Account V - Advisors Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
	2004(1)	2004(1)
Operations
Net investment income (loss)	$(7,133)	$(5,856)
Net realized capital gains (losses) on investments	13,119	1,829
Net change in unrealized appreciation/depreciation of investments	167,602	95,683

Increase (decrease) in net assets from operations	173,588	91,656

Contract transactions
Net contract purchase payments	22,584	32,583
Transfer payments from (to) other subaccounts or general account	775,114	691,316
Contract terminations, withdrawals, and other deductions	(3,073)	(2,124)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	794,625	721,775

Net increase (decrease) in net assets	968,213	813,431

Net assets:
Beginning of the period	—	—

End of the period	$968,213	$813,431

See accompanying notes.

52

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in the specified subaccounts is available to contract owners of the Advisor’s Edge Select Variable Annuity. Activity in these subaccounts is also available to contract owners of the Advisor’s Edge Variable Annuity also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Select Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:
Federated Insurance Series:	Clarion Real Estate Securities-Initial Class
Federated American Leaders Fund II	Asset Allocation-Conservative Portfolio-Initial Class
Federated Capital Income Fund II	Transamerica Small/Mid Cap Value
Federated Prime Money Fund II	Great Companies - AmericaSM - Initial Class
Federated High Income Bond Fund II	Templeton Great Companies Global-Initial Class
Federated Fund for U.S. Government Securities II	Great Companies - TechnologySM - Initial Class
Wanger Advisors Trust:	J.P. Morgan Enhanced Index-Initial Class
Wanger U.S. Smaller Companies	Janus Growth-Initial Class
Wanger International Small Cap	Asset Allocation-Moderate Portfolio-Initial Class
Gartmore Variable Insurance Trust:	Asset Allocation-Moderate Growth Portfolio-Initial Class
Gartmore GVIT Developing Markets Fund	PIMCO Total Return-Initial Class
Strong Variable Insurance Funds, Inc.:	Salomon All Cap-Initial Class
Strong Multi Cap Value Fund II	Transamerica Equity-Initial Class
SteinRoe Variable Investment Trust:	Transamerica Growth Opportunities-Initial Class
Liberty Small Company Growth Fund, Variable Series-Class A	Transamerica Value Balanced-Initial Class
Credit Suisse Trust:	Van Kampen Active International Allocation-Initial Class
Credit Suisse-International Focus Portfolio	Van Kampen Emerging Growth-Initial Class
Credit Suisse-Small Cap Growth Portfolio	Capital Guardian Global-Initial Class
AEGON/Transamerica Series Fund, Inc. - Initial Class:	Capital Guardian Value-Initial Class
Asset Allocation-Growth Portfolio-Initial Class
American Century International-Initial Class

53

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

    AllianceBernstein Growth Portfolio-Class B

    AllianceBernstein Technology Portfolio-Class B

    AllianceBernstein Premier Growth Portfolio-Class B

Dreyfus Investment Portfolios - Service Class:

    Dreyfus-Core Bond Portfolio-Service Class

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus Variable Investment Fund - Service Class:

    Dreyfus VIF-Appreciation Bond Portfolio-Service Class

Seligman Portfolios, Inc. - Class 2 Shares:

    Seligman Global Technology Portfolio-Class 2 Shares

    Seligman Communications and Information Portfolio-Class 2 Shares

    Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

    Vanguard-Equity Index Portfolio

    Vanguard-Mid-Cap Index Portfolio

    Vanguard-REIT Index Portfolio

    Vanguard-Short-Term Investment Grade Portfolio

    Vanguard-Total Bond Market Index Portfolio

Variable Insurance Products Fund-Initial Class

    Fidelity-VIP Mid Cap Portfolio-Initial Class

    Fidelity-VIP Value Strategies Portfolio-Initial Class

54

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Capital Guardian Global	May 1, 2004
Capital Guardian Value	May 1, 2004
Fidelity-VIP Mid Cap	May 1, 2004
Fidelity-VIP Value Strategies	May 1, 2004
American Century International	May 1, 2002
Asset Allocation - Conservative	May 1, 2002
Asset Allocation - Growth	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation - Moderate Growth	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Value Balanced	May 1, 2002
Equity Index	May 1, 2002
Mid-Cap Index	May 1, 2002
REIT Index	May 1, 2002
Short Term Investment Grade	May 1, 2002
Total Bond Market Index	May 1, 2002
Great Companies - AmericaSM	July 1, 2002
Great Companies - TechnologySM	July 1, 2002
AllianceBernstein Growth	June 18, 2001
AllianceBernstein Premier Growth	June 18, 2001
AllianceBernstein Technology	June 18, 2001
Dreyfus - Core Bond	June 18, 2001
Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	June 18, 2001
Dreyfus VIF - Appreciation	June 18, 2001
Salomon All Cap	June 18, 2001
Seligman Capital	June 18, 2001
Seligman Communications and Information	June 18, 2001
Seligman Global Technology	June 18, 2001
Transamerica Equity	June 18, 2001
Transamerica Growth Opportunities	June 18, 2001
VanKampen Emerging Growth	June 18, 2001

55

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2004:

Portfolio	Formerly
Transamerica Small/Mid Cap Value	Dreyfus Small Cap Value-Initial Class
Vanguard-Short-Term Investment Grade Portfolio	Vanguard-Short-Term Corporate Portfolio
Templeton Great Companies Global-Initial Class	Janus Global

The following Portfolio mergers occurred effective May 1, 2004:

Portfolio	Formerly
Transamerica Equity-Initial Class	Alger Aggressive Growth-Initial Class
Janus Global	Templeton Great Companies Global-Initial Class
Transamerica Value Balanced-Initial Class	LKCM Strategic Total Return-Initial Class
Transamerica Growth Opportunities-Initial Class	PBHG Mid Cap Growth-Initial Class
Great Companies - AmericaSM	GE U.S. Equity

The Transamerica Small/Mid Cap Value Subaccount is only available to contract owners that held an investment in this subaccount on July 1, 2002.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2004.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

56

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
Federated Insurance Series:
Federated American Leaders Fund II	$528,369	$1,012,334
Federated Capital Income Fund II	12,591	67,531
Federated Prime Money Fund II	2,595,606	2,398,744
Federated High Income Bond Fund II	888,406	913,750
Federated Fund for U.S. Government Securities II	857,218	3,801,201
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	547,432	532,215
Wanger International Small Cap	224,827	198,793
Gartmore Variable Insurance Trust:
Gartmore GVIT Developing Markets Fund	62,820	78,409
Strong Variable Insurance Funds, Inc.:
Strong Multi Cap Value Fund II	199,338	683,932
SteinRoe Variable Investment Trust:
Liberty Small Company Growth Fund, Variable Series-Class A	73,042	203,939
Credit Suisse Trust:
Credit Suisse-International Focus Portfolio	124,318	120,106
Credit Suisse-Small Cap Growth Portfolio	265,442	430,044
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	426,193	1,604
American Century International-Initial Class	19,740	1,136,169
Clarion Real Estate Securities-Initial Class	110,230	356,185
Asset Allocation-Conservative Portfolio-Initial Class	935,996	143,128
Transamerica Small/Mid Cap Value	27,932	1,081,371
Great Companies-AmericaSM-Initial Class	767,509	130,951
Templeton Great Companies Global-Initial Class	75,397	185,481
Great Companies-TechnologySM-Initial Class	5,776	6,313
J.P. Morgan Enhanced Index-Initial Class	82,470	982,516
Janus Growth-Initial Class	554,878	798,506
Asset Allocation-Moderate Portfolio-Initial Class	250,417	60,619
Asset Allocation-Moderate Growth Portfolio-Initial Class	1,015,323	69,484
PIMCO Total Return-Initial Class	1,689,209	318,200
Salomon All Cap-Initial Class	17,301	32,326
Transamerica Equity-Initial Class	1,209,157	1,072,055

57

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities-Initial Class	$1,289,723	$2,062,072
Transamerica Value Balanced-Initial Class	952,460	1,043,354
Van Kampen Active International Allocation-Initial Class	1,553,192	651,247
Van Kampen Emerging Growth-Initial Class	9,105	25,210
Capital Guardian Global-Initial Class	17,324	342
Capital Guardian Value-Initial Class	1,997,299	2,765
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	166,043	25,101
AllianceBernstein Technology Portfolio-Class B	3,174	19,947
AllianceBernstein Premier Growth Portfolio-Class B	43,185	47,421
Dreyfus Investment Portfolios - Service Class:
Dreyfus-Core Bond Portfolio-Service Class	70,141	421,124
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	7,808	24,767
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Appreciation Bond Portfolio-Service Class	139,726	1,985,650
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	5,049	16,293
Seligman Communications and Information Portfolio-Class 2 Shares	22,642	33,450
Seligman Capital Portfolio-Class 2 Shares	189,821	46,897
Vanguard Variable Insurance Fund:
Vanguard-Equity Index Portfolio	1,521,040	366,856
Vanguard-Mid-Cap Index Portfolio	582,096	358,729
Vanguard-REIT Index Portfolio	641,696	166,874
Vanguard-Short-Term Investment Grade Portfolio	2,553,293	580,397
Vanguard-Total Bond Market Index Portfolio	419,962	519,637
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	890,748	103,239
Fidelity-VIP Value Strategies Portfolio-Initial Class	763,284	47,349

58

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Units outstanding at January 1, 2003	4,729,730	181,686	7,112,084	1,783,663	5,375,282
Units purchased	292,250	1,655	4,221,725	3,868,960	316,508
Units redeemed and transferred	(1,475,294)	(19,676)	(7,617,204)	(2,921,428)	(486,919)

Units outstanding at December 31, 2003	3,546,686	163,665	3,716,605	2,731,195	5,204,871
Units purchased	223,492	8,303	410,292	65,941	171,436
Units redeemed and transferred	(664,057)	(85,952)	(162,720)	(231,582)	(2,853,307)

Units outstanding at December 31, 2004	3,106,121	86,016	3,964,177	2,565,554	2,523,000

59

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore GVIT Developing Markets Subaccount	Strong Multi Cap Value Subaccount	Liberty Small Company Growth Subaccount(1)
Units outstanding at January 1, 2003	3,605,248	1,454,803	130,049	4,005,768	155,287
Units purchased	334,715	91,530	1,054	45,967	86,034
Units redeemed and transferred	(1,755,444)	(482,982)	26,590	(2,334,958)	166,565

Units outstanding at December 31, 2003	2,184,519	1,063,351	157,693	1,716,777	407,886
Units purchased	206,096	24,048	9,053	19,797	534
Units redeemed and transferred	(131,147)	22,782	(25,455)	(403,624)	(113,176)

Units outstanding at December 31, 2004	2,259,468	1,110,181	141,291	1,332,950	295,244

60

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Credit Suisse- International Focus Subaccount	Credit Suisse-Small Cap Growth Subaccount	Asset Allocation- Growth Subaccount	American Century International Subaccount	Clarion Real Estate Securities Subaccount
Units outstanding at January 1, 2003	1,946,473	1,537,787	300	1,563,144	1,603,043
Units purchased	228,573	20,572	—	198,675	88,945
Units redeemed and transferred	(1,851,445)	118,594	(300)	(412,309)	(947,344)

Units outstanding at December 31, 2003	323,601	1,676,953	—	1,349,510	744,644
Units purchased	7,105	20,604	355,487	41,275	3,350
Units redeemed and transferred	(3,464)	(139,979)	52,129	(1,155,893)	(150,065)

Units outstanding at December 31, 2004	327,242	1,557,578	407,616	234,892	597,929

61

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation- Conservative Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Templeton Great Companies Global Subaccount	Great Companies- TechnologySM Subaccount
Units outstanding at January 1, 2003	81,850	1,810,525	63,951	2,532,106	300
Units purchased	44,302	34,637	—	26,036	5,476
Units redeemed and transferred	40,453	(421,817)	(573)	(1,190,464)	7,202

Units outstanding at December 31, 2003	166,605	1,423,345	63,378	1,367,678	12,978
Units purchased	617,298	14,115	111,705	27,679	—
Units redeemed and transferred	89,920	(515,242)	440,571	(468,810)	0

Units outstanding at December 31, 2004	873,823	922,218	615,654	926,547	12,978

62

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	J.P. Morgan Enhanced Index Subaccount	Janus Growth Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	PIMCO Total Return Subaccount
Units outstanding at January 1, 2003	2,776,542	5,095,355	300	147,187	1,045,618
Units purchased	120,970	133,840	64,036	4,868	256,404
Units redeemed and transferred	97,816	(262,208)	104,685	49,881	58,168

Units outstanding at December 31, 2003	2,995,328	4,966,987	169,021	201,936	1,360,190
Units purchased	42,443	35,784	39,481	731,751	260,140
Units redeemed and transferred	(967,119)	(341,252)	136,982	144,236	954,072

Units outstanding at December 31, 2004	2,070,652	4,661,519	345,484	1,077,923	2,574,402

63

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Salomon All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount
Units outstanding at January 1, 2003	321,388	495,624	2,152,918	417,432	1,681,886
Units purchased	2,379	112,705	156,924	22,837	324,879
Units redeemed and transferred	(208,225)	1,268,828	(1,347,121)	(264,780)	55,652

Units outstanding at December 31, 2003	115,542	1,877,157	962,721	175,489	2,062,417
Units purchased	1,619	247,438	162,087	78,544	142,930
Units redeemed and transferred	(15,928)	507,903	(753,667)	579,017	732,334

Units outstanding at December 31, 2004	101,233	2,632,498	371,141	833,050	2,937,681

64

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Van Kampen Emerging Growth Subaccount	Capital Guardian Global Subaccount(1)	Capital Guardian Value Subaccount(1)	AllianceBernstein Growth Subaccount	AllianceBernstein Technology Subaccount
Units outstanding at January 1, 2003	315,911			205,447	51,829
Units purchased	9,462			71,942	33,686
Units redeemed and transferred	(176,862)			22,076	13,815

Units outstanding at December 31, 2003	148,511	—	—	299,465	99,330
Units purchased	10,491	6,041	303	118,537	4,839
Units redeemed and transferred	(30,995)	10,305	1,827,164	46,507	(23,857)

Units outstanding at December 31, 2004	128,007	16,346	1,827,467	464,509	80,312

65

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Premier Growth Subaccount	Dreyfus-Core Bond Subaccount	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF- Appreciation Bond Subaccount	Seligman Global Technology Subaccount
Units outstanding at January 1, 2003	17,501	1,968,384	45,217	2,126,686	67,931
Units purchased	15,338	19,332	3,532	212,184	2,694
Units redeemed and transferred	17,918	(1,483,886)	(16,876)	(178,864)	(3,801)

Units outstanding at December 31, 2003	50,757	503,830	31,873	2,160,006	66,824
Units purchased	—	11,119	9,893	139,893	76
Units redeemed and transferred	(2,437)	(338,692)	(30,994)	(2,087,801)	(12,843)

Units outstanding at December 31, 2004	48,320	176,257	10,772	212,098	54,057

66

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Equity Index Subaccount	Mid-Cap Index Subaccount	REIT Index Subaccount
Units outstanding at January 1, 2003	40,894	129,415	1,107,816	878,660	99,440
Units purchased	20,836	5,370	769,666	476,359	108,196
Units redeemed and transferred	23,385	35,721	889,738	689,704	460,908

Units outstanding at December 31, 2003	85,115	170,506	2,767,220	2,044,723	668,544
Units purchased	2,536	—	631,087	274,844	280,488
Units redeemed and transferred	(12,818)	174,744	397,855	(48,128)	32,099

Units outstanding at December 31, 2004	74,833	345,250	3,796,162	2,271,439	981,131

67

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Short-Term Investment Grade Subaccount	Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount(1)	Fidelity-VIP Value Strategies Subaccount(1)
Units outstanding at January 1, 2003	2,560,900	112,776
Units purchased	536,331	501,859
Units redeemed and transferred	(626,498)	906,778

Units outstanding at December 31, 2003	2,470,733	1,521,413	—	—
Units purchased	392,791	160,093	21,757	31,841
Units redeemed and transferred	1,446,645	(304,293)	774,375	694,657

Units outstanding at December 31, 2004	4,310,169	1,377,213	796,132	726,498

68

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,106,121 3,546,686 4,729,730 3,363,907	$1.02 to $1.01 0.94 to 0.94 0.75 to 0.75 0.95 to 0.95	$3,416,633 3,629,279 3,754,438 3,444,662	1.39 1.35 0.98 1.14%	1.45% to 1.60% 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	8.21% to 8.05% 25.87 to 25.68 (21.36) to (21.47) (4.97) to (5.04)

Federated Capital Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	86,016 163,665 181,686 366,685	0.88 to 0.87 0.81 to 0.81 0.68 to 0.68 0.91 to 0.91	67,248 119,845 112,692 300,231	5.25 6.64 5.96 3.08	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	8.35 to 8.19 18.95 to 18.77 (25.04) to (25.15) (9.26) to (9.33)

Federated Prime Money	12/31/2004 12/31/2003 12/31/2002 12/31/2001	3,964,177 3,716,605 7,112,084 7,847,810	0.99 to 0.99 1.00 to 1.00 1.01 to 1.00 1.01 to 1.01	4,098,781 3,901,918 7,422,565 8,363,901	0.84 0.69 1.45 3.23	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	(0.63) to (0.78) (0.76) to (0.90) (0.08) to (0.22) 0.73 to 0.65

Federated High Income Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,565,554 2,731,195 1,783,663 788,581	1.29 to 1.29 1.19 to 1.18 0.99 to 0.98 0.99 to 0.99	3,267,978 3,185,955 1,706,220 752,720	6.96 3.76 8.19 10.18	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	8.88 to 8.72 20.47 to 20.29 (0.06) to (0.21) (1.28) to (1.36)

Federated Fund for U.S. Government Securities II	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,523,000 5,204,871 5,375,282 5,147,250	1.14 to 1.13 1.12 to 1.11 1.11 to 1.10 1.03 to 1.03	3,069,148 6,184,620 6,180,604 5,610,315	5.68 3.48 3.50 3.53	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	2.13 to 1.97 0.90 to 0.75 7.49 to 7.33 2.83 to 2.75

Wanger U.S. Smaller Companies	12/31/2004 12/31/2003 12/31/2002 12/31/2001	2,259,468 2,184,519 3,605,248 1,289,815	1.36 to 1.36 1.17 to 1.16 0.83 to 0.83 1.01 to 1.01	3,410,459 2,856,735 3,170,716 1,410,416	0.00 0.00 0.00 0.04	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	16.64 to 16.46 41.18 to 40.97 (18.00) to (18.12) 0.91 to 0.83

69

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger International Small Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001		1,110,181 1,063,351 1,454,803 1,443,847	1.36 to 1.35 1.06 to 1.05 0.72 to 0.72 0.85 to 0.85	2,074,640 1,579,979 1,357,473 1,620,655	0.67 0.29 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	28.40 to 28.21 46.74 to 46.52 (15.06) to (15.19) (15.11) to (15.17)

Gartmore GVIT Developing Markets	12/31/2004 12/31/2003 12/31/2002 12/31/2001		141,291 157,693 130,049 145,826	1.60 to 1.59 1.35 to 1.35 0.86 to 0.86 0.97 to 0.97	254,162 236,354 121,851 160,528	0.58 0.08 0.08 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	18.07 to 17.89 57.42 to 57.19 (10.98) to (11.11) (3.32) to (3.39)

Strong Multi Cap Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001		1,332,950 1,716,777 4,005,768 3,215,421	1.15 to 1.15 1.00 to 1.00 0.73 to 0.73 0.97 to 0.97	1,833,199 2,054,838 3,207,461 3,429,911	0.00 0.09 0.48 0.01	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	15.09 to 14.92 36.42 to 36.22 (24.26) to (24.37) (3.02) to (3.10)

Liberty Small Company Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001		295,244 407,886 155,287 132,109	1.12 to 1.11 1.02 to 1.01 0.72 to 0.72 0.96 to 0.96	345,408 437,280 140,844 169,938	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	9.88 to 9.72 42.06 to 41.86 (25.37) to (25.48) (3.94) to (4.02)

Credit Suisse-International Focus	12/31/2004 12/31/2003 12/31/2002 12/31/2001		327,242 323,601 1,946,473 1,484,511	1.09 to 1.08 0.96 to 0.96 0.73 to 0.73 0.93 to 0.93	350,268 306,280 1,426,334 1,378,540	1.01 0.71 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	13.10 to 12.93 31.19 to 31.00 (21.21) to (21.33) (6.72) to (6.79)

Credit Suisse-Small Cap Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001		1,557,578 1,676,953 1,537,787 1,762,769	1.08 to 1.07 0.99 to 0.98 0.67 to 0.67 1.03 to 1.03	2,039,507 2,014,246 1,296,384 2,276,780	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	9.28 to 9.12 46.43 to 46.21 (34.64) to (34.74) 3.21 to 3.12

Asset Allocation-Growth	12/31/2004 12/31/2003 12/31/2002	(1)	407,616 0 300	1.17 to 1.16 1.04 to 1.04 0.81 to 0.80	476,198 — 241	0.04 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	12.55 to 12.38 28.93 to 28.74 (19.49) to (19.57)

American Century International	12/31/2004 12/31/2003 12/31/2002	(1)	234,892 1,349,510 1,563,144	1.10 to 1.10 0.98 to 0.97 0.79 to 0.79	257,948 1,317,742 1,236,317	0.00 0.00 0.78	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	12.70 to 12.54 23.50 to 23.32 (20.91) to (20.99)

70

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Clarion Real Estate Securities	12/31/2004 12/31/2003 12/31/2002 12/31/2001		597,929 744,643 1,603,043 540,975	1.84 to 1.84 1.41 to 1.40 1.05 to 1.05 1.03 to 1.03	1,223,252 1,180,339 1,781,044 624,625	2.24 2.00 2.30 2.22	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	30.96 to 30.76 33.80 to 33.60 2.12 to 1.97 3.10 to 3.02

Asset Allocation-Conservative	12/31/2004 12/31/2003 12/31/2002	(1)	873,823 166,604 81,850	1.17 to 1.17 1.09 to 1.08 0.90 to 0.90	1,026,581 181,004 73,394	0.24 0.11 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	8.14 to 7.98 21.16 to 20.98 (10.33) to (10.42)

Transamerica Small/Mid Cap Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001		922,218 1,423,344 1,810,525 4,210,926	1.32 to 1.31 1.15 to 1.15 0.61 to 0.61 1.02 to 1.02	2,222,188 2,924,588 1,844,222 5,645,815	0.00 0.00 16.31 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	14.68 to 14.51 88.11 to 87.83 (40.33) to (40.42) 2.42 to 2.34

Great Companies-AmericaSM	12/31/2004 12/31/2003 12/31/2002	(1)	615,654 63,378 63,951	1.18 to 1.18 1.18 to 1.17 0.96 to 0.96	726,097 74,581 61,238	0.83 0.46 0.33	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	0.26 to 0.11 22.89 to 22.71 (4.24) to (4.31)

Templeton Great Companies Global	12/31/2004 12/31/2003 12/31/2002 12/31/2001		926,547 1,367,677 2,532,106 2,950,184	1.26 to 1.26 0.85 to 0.85 0.70 to 0.70 0.96 to 0.96	1,167,564 1,160,932 1,770,003 2,829,669	0.02 0.00 2.66 0.92	1.45 to 1.60 1.50 1.50 1.50	7.89 to 7.73 21.43 (27.12) (23.99)

Great Companies-TechnologySM	12/31/2004 12/31/2003 12/31/2002	(1)	12,978 12,978 300	1.46 to 1.45 1.37 to 1.36 0.92 to 0.92	18,910 17,755 276	0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	6.51 to 6.35 48.80 to 48.58 (8.06) to (8.13)

J.P. Morgan Enhanced Index	12/31/2004 12/31/2003 12/31/2002 12/31/2001		2,070,652 2,995,328 2,776,542 4,587,274	0.97 to 0.97 0.89 to 0.88 0.70 to 0.70 0.94 to 0.94	2,172,984 2,848,995 2,078,515 4,615,712	0.79 0.54 0.32 0.61	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	9.43 to 9.27 27.10 to 26.91 (25.67) to (25.78) (6.02) to (6.10)

Janus Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001		4,661,519 4,966,986 5,095,355 6,874,959	0.90 to 0.89 0.79 to 0.78 0.60 to 0.60 0.87 to 0.87	3,304,731 3,074,453 2,397,684 4,663,312	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	13.87 to 13.71 30.11 to 29.91 (30.93) to (31.03) (12.54) to (12.61)

71

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation-Moderate	12/31/2004 12/31/2003 12/31/2002	(1)	345,484 169,021 300	1.17 to 1.17 1.07 to 1.07 0.87 to 0.87	405,133 180,502 260	0.25 0.12 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	9.80 to 9.64 23.08 to 22.90 (13.18) to (13.27)

Asset Allocation-Moderate Growth	12/31/2004 12/31/2003 12/31/2002	(1)	1,077,923 201,936 147,187	1.18 to 1.17 1.05 to 1.05 0.84 to 0.84	1,269,617 212,524 123,582	0.17 0.15 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	11.92 to 11.75 25.35 to 25.17 (16.04) to (16.12)

PIMCO Total Return	12/31/2004 12/31/2003 12/31/2002	(1)	2,574,402 1,360,190 1,045,618	1.12 to 1.12 1.09 to 1.08 1.05 to 1.05	2,883,938 1,479,330 1,099,804	1.82 1.16 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	3.00 to 2.85 3.40 to 3.25 5.18 to 5.08

Salomon All Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	101,233 115,542 321,388 2,539,078	1.03 to 1.03 0.96 to 0.96 0.72 to 0.72 0.97 to 0.97	104,378 110,742 231,375 2,463,935	0.23 0.34 0.21 1.97	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	7.58 to 7.42 33.22 to 33.03 (25.79) to (25.90) (2.96) to (3.04)

Transamerica Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	2,632,498 1,877,157 495,624 205,745	1.08 to 1.07 0.95 to 0.94 0.73 to 0.73 0.95 to 0.95	2,841,839 1,775,880 362,384 196,348	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	14.15 to 13.98 29.35 to 29.16 (23.35) to (23.47) (4.54) to (4.62)

Transamerica Growth Opportunities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	371,141 962,721 2,152,918 390,004	1.43 to 1.42 1.24 to 1.24 0.96 to 0.96 1.14 to 1.14	529,869 1,196,548 2,069,001 443,757	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	14.96 to 14.79 29.34 to 29.15 (15.54) to (15.66) 13.78 to 13.69

Transamerica Value Balanced	12/31/2004 12/31/2003 12/31/2002	(1)	833,050 175,489 417,432	1.14 to 1.13 1.05 to 1.05 0.89 to 0.89	946,540 184,124 369,902	1.67 2.64 4.29	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	8.39 to 8.23 18.44 to 18.27 (11.38) to (11.47)

Van Kampen Active International Allocation	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	2,937,681 2,062,417 1,681,886 1,453,993	1.13 to 1.12 0.98 to 0.98 0.75 to 0.75 0.92 to 0.92	3,239,215 1,958,634 1,216,847 1,279,687	2.79 1.87 0.20 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	14.38 to 14.21 30.91 to 30.72 (18.16) to (18.28) (8.19) to (8.26)

72

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Emerging Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001		128,007 148,511 315,911 159,977	0.77 to 0.76 0.72 to 0.72 0.57 to 0.57 0.87 to 0.87	97,710 107,441 181,141 139,062	0.00 0.00 0.09 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	5.61 to 5.45 26.32 to 26.14 (34.02) to (34.12) (13.05) to (13.12)

Capital Guardian Global	12/31/2004	(1)	16,346	1.09 to 1.09	17,812	0.15	1.45 to 1.60	8.98 to 8.88

Capital Guardian Value	12/31/2004	(1)	1,827,467	1.13 to 1.13	2,073,492	0.18	1.45 to 1.60	13.46 to 13.35

AllianceBernstein Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	464,509 299,465 205,447 31,724	0.97 to 0.96 0.86 to 0.85 0.65 to 0.64 0.91 to 0.91	449,876 256,911 132,746 28,989	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	12.89 to 12.72 32.78 to 32.58 (29.29) to (29.40) (8.62) to (8.69)

AllianceBernstein Technology	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	80,312 99,330 51,829 16,447	0.77 to 0.77 0.74 to 0.74 0.52 to 0.52 0.91 to 0.91	61,681 73,672 27,150 15,029	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	3.58 to 3.43 41.74 to 41.53 (42.64) to (42.73) (8.56) to (8.63)

AllianceBernstein Premier Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	48,320 50,757 17,501 17,501	0.83 to 0.82 0.77 to 0.77 0.64 to 0.63 0.93 to 0.93	39,864 39,212 11,124 16,320	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	6.79 to 6.63 21.60 to 21.43 (31.83) to (31.93) (6.74) to (6.82)

Dreyfus-Core Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	176,257 503,830 1,968,384 1,978,952	1.15 to 1.14 1.12 to 1.11 1.06 to 1.06 1.01 to 1.01	202,662 563,399 2,085,069 1,991,593	3.82 3.80 5.10 3.68	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	2.87 to 2.72 5.58 to 5.43 5.26 to 5.10 0.64 to 0.56

The Dreyfus Socially Responsible Growth Fund, Inc.	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	10,772 31,873 45,217 46,459	0.82 to 0.81 0.78 to 0.78 0.63 to 0.63 0.90 to 0.90	8,803 24,943 28,546 41,993	0.07 0.00 0.01 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	4.42 to 4.27 23.96 to 23.77 (30.15) to (30.25) (9.61) to (9.68)

73

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF-Appreciation Bond	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	212,098 2,160,006 2,126,686 1,927,309	0.96 to 0.96 0.93 to 0.93 0.78 to 0.78 0.95 to 0.95	203,198 2,011,508 1,663,289 1,840,183	0.14 1.23 0.93 1.10	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	3.29 to 3.14 19.10 to 18.93 (18.08) to (18.20) (4.52) to (4.60)

Seligman Global Technology	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	54,057 66,824 67,931 71,941	0.83 to 0.83 0.82 to 0.81 0.61 to 0.61 0.90 to 0.90	44,925 54,327 41,232 65,029	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	2.35 to 2.19 34.11 to 33.92 (32.76) to (32.86) (9.55) to (9.63)

Seligman Communications and Information	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	74,833 85,114 40,894 144,830	0.96 to 0.96 0.88 to 0.88 0.62 to 0.62 0.99 to 0.99	71,851 74,868 25,340 142,888	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	9.27 to 9.11 42.00 to 41.79 (37.15) to (37.24) (1.34) to (1.41)

Seligman Capital	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	345,250 170,506 129,415 113,942	0.90 to 0.89 0.84 to 0.84 0.63 to 0.63 0.95 to 0.95	309,939 143,329 81,287 108,687	0.00 0.00 0.00 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	6.75 to 6.59 33.82 to 33.62 (34.10) to (34.20) (4.58) to (4.65)

Equity Index	12/31/2004 12/31/2003 12/31/2002	(1)	3,796,162 2,767,220 1,107,816	1.12 to 1.12 1.03 to 1.03 0.81 to 0.81	4,258,596 2,843,453 899,621	1.20 0.95 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	9.22 to 9.05 26.63 to 26.45 (18.79) to (18.87)

Mid-Cap Index	12/31/2004 12/31/2003 12/31/2002	(1)	2,271,439 2,044,723 878,660	1.24 to 1.24 1.05 to 1.05 0.79 to 0.79	2,819,481 2,140,951 696,625	0.83 0.52 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	18.59 to 18.42 32.14 to 31.95 (20.71) to (20.79)

REIT Index	12/31/2004 12/31/2003 12/31/2002	(1)	981,131 668,543 99,440	1.61 to 1.60 1.25 to 1.25 0.94 to 0.93	1,574,568 834,309 92,993	2.42 1.44 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	28.64 to 28.45 33.55 to 33.35 (6.42) to (6.52)

74

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Short-Term Investment Grade	12/31/2004 12/31/2003 12/31/2002	(1)	4,310,169 2,470,733 2,560,900	1.07 to 1.06 1.06 to 1.06 1.04 to 1.04	4,601,425 2,622,004 2,663,158	2.28 3.73 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	0.60 to 0.46 2.07 to 1.92 3.99 to 3.89

Total Bond Market Index	12/31/2004 12/31/2003 12/31/2002	(1)	1,377,213 1,521,413 112,776	1.11 to 1.11 1.08 to 1.08 1.06 to 1.06	1,530,610 1,646,824 119,083	5.04 1.89 0.00	1.45 to 1.60 1.45 to 1.60 1.45 to 1.60	2.71 to 2.56 2.53 to 2.38 5.61 to 5.51

Fidelity-VIP Mid Cap	12/31/2004	(1)	796,132	1.22 to 1.21	968,213	0.00	1.45 to 1.60	21.62 to 21.50

Fidelity-VIP Value Strategies	12/31/2004	(1)	726,498	1.12 to 1.12	813,431	0.00	1.45 to 1.60	11.97 to 11.86

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

75

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.45%	May 1, 2001
1.60%	May 1, 2001

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	Total Return - 2001
Clarion Real Estate Securities	9.40%
Credit Suisse - International Focus	(23.27)%
Credit Suisse - Small Cap Growth	(17.26)%
Transamerica Small/Mid Cap Value	26.87%
Federated American Leaders	(5.64)%
Federated Capital Income	(15.00)%
Federated Fund for U.S. Government Securities II	5.44%
Federated High Income Bond	(0.13)%
Federated Prime Money	2.25%
Gartmore GVIT Developing Markets	(8.34)%
J.P. Morgan Enhanced Index	(13.29)%
Janus Growth	(29.27)%
Liberty Small Company Growth	(11.37)%
Strong Multi Cap Value	2.58%
Van Kampen Active International Allocation	(24.09)%
Wanger International Small Cap	(22.33)%
Wanger U.S. Smaller Companies	9.73%

76

Peoples Benefit Life Insurance Company

Separate Account V - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 1.30%, 1.35%, 1.45% (depending on the death benefit selected) is assessed..

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

77

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)	Financial Statements.

All required financial statements are included in Part B of this Registration Statements.

(b)	Exhibits.

(1)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account./1/
(2)	Not Applicable.
(3)	Distribution Agreement.
	(a)	Principal Underwriting Agreement by and between Capital Holding Securities Corporation, National Home Life Assurance Company and National Home Life Assurance Company Separate Account VA V. Note 19
	(a)(1)	Amendment by and between Providian Securities Corporation (formerly Capital Holding Securities Corporation) and Providian Life and Health Insurance Company (formerly National Home Life Assurance Company). Note 19
	(a)(2)	Amendment No. 2 by and between AFSG Securities Corporation (formerly Providian Securities Corporation) and Peoples Benefit Life Insurance Company (formerly Providian Life and Health Insurance Company). Note 19
	(b)	Form of Selling Agreement./2/
(4)	(a)	Form of variable annuity contract (A Unit)./3/
	(b)	Form of variable annuity contract (B Unit)./3/
	(c)	Form of variable annuity contract (Advisor’s Edge Select)/10/
	(d)	Form of variable annuity policy (Advisor’s Edge)/15/
	(e)	Form of variable annuity policy (Advisor’s Edge Select)/15/
	(f)	Policy Rider (Guaranteed Minimum Income Benefit)/17/
	(g)	Policy Rider (Additional Death Benefit) /17/
	(h)	Policy Rider (Additional Death Benefit-Extra) /17/
	(i)	Policy Rider (Life with Emergency Cash) /17/
	(j)	Policy Rider (Initial Payment Guarantee)/17/
	(k)	Policy Rider (Additional Death Distribution II)/18/
	(l)	Policy Rider (Additional Death Benefit RTP 18 0103)/18/
(5)	(a)	Form of Application./4/
	(b)	403(b) Rider./2/
	(c)	Individual Retirement Annuity Rider./2/
	(d)	Advisor’s Edge and Advisor’s Edge Select are appless products
(6)	(a)	Articles of Redomestication and Reincorporation of Peoples Benefit Life Insurance Company./19/
	(b)	Amended and Restated By-Laws Peoples Benefit Life Insurance Company. Note 19.
(7)	Not Applicable.
(8)	(a)	Form of Participation Agreement for the Funds./3/
	(b)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994./5/
	(c)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994./5/
	(d)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995./6/
	(e)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995./6/
	(f)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995./6/
	(g)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31, 1996./7/

	(h)	Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(i)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(j)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./8/
	(k)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./8/
	(l)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./8/
	(m)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./9/
	(n)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./11/
	(n)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./15/
	(n)(2)	Amendment No. 31 to Participation Agreement (ATSF). Note 21
	(n)(3)	Amendment No. 32 to Participation Agreement (ATSF). Note 23
	(o)	Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./12/
	(o)(1)	Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./15/
	(p)	Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./13/
	(p)(1)	Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./16/
	(q)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./14/
	(q)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./16/
	(r)	Form of Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company/15/
(8)	(s)	Participation Agreement by and between Variable Insurance Products Fund and Peoples Benefit Life Insurance Company. Note 23
(9)	(a)	Opinion and Consent of Counsel. /23/
(9)	(b)	Consent of Counsel. Note /23/
(10)	(a)	Consent of Independent Registered Public Accounting Firm. /23/
(10)	(b)	Opinion and Consent of Actuary. Note 23
(11)	No Financial Statements are omitted from Item 23.
(12)	Not Applicable.
(13)	Performance Computation. /23/
(14)	Powers of Attorney. (G. Douglas Mangum, Jr; Martha A. McConnell; Brian A. Smith; Brenda K. Clancy;
Bart Herbert Jr.; Kathleen M. Modzelewski, Larry N. Norman; David G. Rekoski; Douglas A. Sarcia;
Craig D. Vermie) Note 15 (Marilyn Carp; Diane Meiners) Note 19. (Robert J. Kontz) Note 22.

/1/	Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/2/	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/4/	Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/5/	Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.

/6/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.

/7/	Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.

/8/	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.

/9/	Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.

/10/	Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.

/11/	Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.

/12/	Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.

/13/	Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.

/14/	Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.

/15/	Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed September 5, 2000.

/16/	Incorporated by reference from Post-Effective Amendment No. 14 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed December 1, 2000.

/17/	Incorporated by reference from Post-Effective Amendment No. 18 of Peoples Benefit Life Insurance Company Separate Account V, File No. 33-80958, filed May 1, 2002.

/18/	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-80958) on May 1, 2003.

/19/	Filed with Post-Effective Amendment No. 20 to this Form N-4 Registration Statement (File No. 33-80958) on January 22, 2004.

/20/	Filed with Post-Effective Amendment No. 23 to this Form N-4 Registration Statement (File No. 33-80958) on April 29, 2004.

/21/	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

/22/	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-36073) filed on .

/23/	Filed herewith.

Item 25. Directors and Officers of Depositor

Positions and Offices with Depositor	Name and Principal Business
Address*
Treasurer, (Chief Accounting Officer)	Martha A. McConnell
Vice President, Director	Brian A. Smith
Vice President, Director	Brenda K. Clancy
President, Director	Marilyn Carp
Vice President, Director	Kathleen M. Modzelewski
Chairman of the Board, Executive Vice President, Director	Larry N. Norman
Secretary, Vice President, General Counsel, Director	Craig D. Vermie
Vice President, Director	Diane Meiners
Vice President and Division General Counsel	Frank A. Comp

*	The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 520 Park Avenue, Baltimore, MD 21201-4500 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2004, there were 3255 Contract Owners of the Advisor’s Edge Variable Annuity and 939 Contract Owners of the Advisor’s Edge Select Variable Annuity.

ITEM 28. INDEMNIFICATION

Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President

Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer

Frank A. Camp	(1)	Secretary

Darin D. Smith	(1)	Vice President and Assistant Secretary

Linda Gilmer	(1)	Assistant Treasurer

Teresa L. Stolba	(1)	Assistant Compliance Officer

Kim D. Day	(2)	Director and Vice President

John K. Carter	(2)	Vice President

Kyle A. Kellan	(2)	Vice President

Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President

Thomas R. Moriarty	(2)	Vice President

Clifton W. Flenniken, III	(3)	Assistant Treasurer

Emily Monroe Bates	(4)	Assistant Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)		Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	N/A	(a)	0	0	0
AFSG Securities Corporation	$846,672.07	(b)	0	0	0

(1)	Fiscal Year 2004
(a)	For Advisor’s Edge
(b)	For Advisor’s Edge Select

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained Manager Regulatory Filing Unit in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.    MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.    UNDERTAKINGS.

(a)	Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Peoples Benefit Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2005.

PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V

PEOPLES BENEFIT LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
Executive Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Brenda K. Clancy	Director and Vice President

* Larry N. Norman	Director (Principal Executive Officer)

* Brian A. Smith	Director and Vice President

* Marilyn Carp	Director and President

* Craig D. Vermie	Director, Secretary, Vice President and General Counsel

* Kathleen M. Modzelewski	Director and Vice President

* Diane Meiners	Director and Vice President

* Martha A. McConnell	Treasurer (Chief Accounting Officer)

* Robert J. Kontz	Vice President and Corporate Controller

/s/ Frank A. Camp Frank A. Camp	Vice President	April 25, 2005

*By Frank A. Camp, Attorney-in-Fact

Registration No.

33 - 80958

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

PEOPLES BENEFIT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT V

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(n)(3)	Amendment No. 32 to Participation Agreement (ATSF)

(8)(s)	Participation Agreement (Fidelity)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.